          As filed with the Securities and Exchange Commission on April 23, 2008

                                            1933 Act Registration No. 333-141777

                                             1940 Act Registration No. 811-09257

                                                              CIK No. 0001081039
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 30

     LLANY Separate Account S for Flexible Premium Variable Life Insurance
                           (Exact Name of Registrant)

                      Lincoln CVUL Series III Elite Series

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                        Lawrence A. Samplatsky, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:
  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
                 Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending
December 31, 2007 was filed March 27, 2008.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/x / on May 1, 2008 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on __________________ pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

LLANY Separate Account S for Flexible Premium Variable Life Insurance Lincoln Life & Annuity Company of New York

Home Office Location:
100 Madison Street
Suite 1860
Syracuse, NY 13202
(888) 223-1860

Administrative Office:
Lincoln Executive Benefits
350 Church Street - MEM1
Hartford, CT 06103-1106
(877) 533-0117

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------
     This prospectus describes Lincoln CVUL Series III, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our"). This corporate-owned policy provides for death benefits on employees
("Insured", "Insured Employee") or other individuals in whom the corporate owner has an insurable interest, and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.


     The policy described in this prospectus is available only in New York.



     You, as the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. Comprehensive information on the funds may be found in the funds prospectus which is furnished with this prospectus. Those funds are known as the Elite Series of funds (the "funds"), and such funds are offered by the following fund families.

                  o AIM Variable Insurance Funds*

                  o AllianceBernstein Variable Products Series Fund, Inc.

                  o American Century Investments Variable Portfolios, Inc.

                  o American Funds Insurance Series


                  o Delaware VIP Trust


                  o DWS Investments VIT Funds

                  o Fidelity Variable Insurance Products

                  o Franklin Templeton Variable Insurance Products Trust

                  o Janus Aspen Series

                  o Lincoln Variable Insurance Products Trust

                  o MFS (Reg. TM) Variable Insurance Trust

                  o Neuberger Berman Advisers Management Trust

                  o Putnam Variable Trust*


   * AIM and Putnam funds are available only to existing cases as of May 10, 2004. Consult your financial adviser.



Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.





                         Prospectus Dated: May 1, 2008

                                 Table of Contents





Contents                                                Page
-------------------------------------------------      -----
POLICY SUMMARY ..................................         3
    Benefits of Your Policy .....................         3
    Risks of Your Policy ........................         3
    Charges and Fees ............................         4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ...........................         7
    Fund Participation Agreements ...............         7
    Distribution of the Policies and
      Compensation ..............................         8
    Sub-Accounts and Funds ......................         8
    Sub-Account Availability and Substitution of
      Funds .....................................        14
    Voting Rights ...............................        14
POLICY CHARGES AND FEES .........................        15
    Premium Load; Net Premium Payment ...........        15
    Surrender Charges ...........................        16
    Partial Surrender Fee .......................        16
    Transfer Fee ................................        16
    Mortality and Expense Risk Charge ...........        16
    Cost of Insurance Charge ....................        16
    Administrative Fee ..........................        17
    Policy Loan Interest ........................        17
    Rider Charges ...............................        17
    Case Exceptions .............................        17
YOUR INSURANCE POLICY ...........................        18
    Application .................................        19
    Owner .......................................        19
    Right-to-Examine Period .....................        19
    Initial Specified Amount ....................        20
    Transfers ...................................        20
    Market Timing ...............................        20
    Dollar Cost Averaging .......................        22
    Automatic Rebalancing .......................        22
    Riders ......................................        23
    Continuation of Coverage ....................        24


Contents                                                Page
-------------------------------------------------      -----
    Paid-Up Nonforfeiture Option ................        24
    Coverage Beyond Maturity ....................        25
    Termination of Coverage .....................        25
    State Regulation ............................        25
PREMIUMS ........................................        25
    Allocation of Net Premium Payments ..........        25
    Planned Premiums; Additional Premiums .......        26
    Life Insurance Qualification ................        26
    Policy Values ...............................        26
DEATH BENEFITS ..................................        28
    Death Benefit Options .......................        28
    Changes to the Initial Specified Amount and
      Death Benefit Options .....................        28
    Death Benefit Proceeds ......................        29
POLICY SURRENDERS ...............................        29
    Premium Load Refund .........................        30
    Partial Surrender ...........................        30
POLICY LOANS ....................................        31
POLICY LAPSE ....................................        32
    Reinstatement of a Lapsed Policy ............        32
TAX ISSUES ......................................        32
    Taxation of Life Insurance Contracts in
      General ...................................        32
    Policies That Are MECs ......................        33
    Policies That Are Not MECs ..................        34
    Other Considerations ........................        34
    Fair Value of Your Policy ...................        35
    Tax Status of Lincoln Life ..................        35
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS ..................................        36
LEGAL PROCEEDINGS ...............................        36
FINANCIAL STATEMENTS ............................        36
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ........................        37

POLICY SUMMARY


Benefits of Your Policy

Death Benefit Protection. The policy described in this prospectus is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance. Benefits of the policy will be impacted by a number of factors discussed in this prospectus, including adverse investment performance and the amount and timing of premium payments.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no current taxable gain or loss. Any investment income and realized capital gains within a Sub-Account, or interest from the Fixed Account, is automatically reinvested without being taxed to the policy owner.


Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment Sub-Account choices within your policy. With the wide variety of investment Sub-Accounts available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. Premium payments and cash values you choose to allocate to Sub-Accounts are used by us to purchase shares of underlying funds which follow investment objectives similar to the investment objectives of the corresponding Sub-Account. You should refer to this prospectus and the prospectus for each underlying fund for comprehensive information on the Sub-Accounts and the underlying funds. You may also allocate premiums and accumulation values to the Fixed Account.



Risks of Your Policy


Fluctuating Investment Performance. Sub-Accounts and policy values in the Sub-Accounts are not guaranteed and will increase and decrease in value according to investment performance of the underlying fund. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in this prospectus. A comprehensive discussion of each underlying fund's objective and risk is found in that fund's prospectus. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the funds underlying each Sub-Account will impact the policy's accumulation value and will impact how long the policy remains in force, its tax status, and the amount of premium you need to pay to keep the policy in force.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial and investment planning for persons needing death benefit protection. It is unsuitable for short-term goals and is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount or if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. In addition, outstanding policy loans and partial surrenders will increase the risk of lapse.

Decreasing Death Benefit. Outstanding policy loans or any amounts that you have surrendered or withdrawn will reduce your policy's death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your policy's death benefit.

Consequences of Surrender. Partial surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional premium payments. Full or partial surrenders may result in tax consequences.

Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.




Charges and Fees


This section describes the fees and expenses that you will pay when buying, owning or surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.



Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer accumulation values between Sub-Accounts.



                                              Table I: Transaction Fees
                                         When Charge                                       Amount
         Charge                          is Deducted                                      Deducted
 Maximum sales charge         When you pay a premium.                Guaranteed not to exceed 12.0%1 of the portion
 imposed on premiums                                                 of the premium paid up to Target Premium, and
 (load)                                                              5.0% of the portion of premium paid greater
                                                                     than Target Premium in the first Insured
                                                                     Employee Coverage Duration.
 Premium Tax                  When you pay a premium.                A maximum of 5.0% of each premium payment.
 Surrender Charge             Upon full surrender of your            There is no charge for surrendering your policy.
                              policy.
 Partial Surrender Fee        When you take a partial                There is no charge for a partial surrender.
                              surrender of your policy.
 Fund Transfer Fee            Applied to any transfer request        Guaranteed not to exceed $25.
                              in excess of 12 made during
                              any Insured Employee
                              Coverage Duration, after the
                              first 18 months from the date
                              of issue of the policy.


  1 9.0% in Insured Employee Coverage Duration 2-5 and 5.0% in Insured Employee Coverage Duration 6 and beyond. Insured Employee Coverage Duration is each twelve-month period, beginning on the date of issue of initial coverage on any Insured Employee.


Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



 Table II: Periodic Charges Other Than Fund Operating
                        Expenses
                            When Charge         Amount
        Charge              is Deducted        Deducted
 Cost of Insurance*        Monthly

                          Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                    Amount
          Charge                        is Deducted                                   Deducted
  Maximum and                                                    The monthly cost of insurance rates for standard
  Minimum Charge                                                 issue individuals ranges from a guaranteed
                                                                 maximum of $83.33 per $1,000 per month to a
                                                                 guaranteed minimum of $0.00 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals considered to be substandard risks
                                                                 can be charged from 125% to 800% of the
                                                                 standard rate.
  Charge for a                                                   For a male or female, age 45, nonsmoker, the
  Representative Insured                                         guaranteed maximum monthly cost of insurance
  Employee                                                       rate is $0.36 per $1,000 of net amount at risk.
 Mortality and Expense          Daily (at the end of each        A daily charge as a percentage of the value of
 Risk Charge ("M&E")            valuation day).                  the Separate Account. Guaranteed never to
                                                                 exceed 0.80%.
 Administrative Fee             Monthly                          $10 per month.2
 Policy Loan Interest           Annually                         The annual rate charged against the loan
                                                                 account will be the greater of 4.8%, or Moody's
                                                                 Investors Service, Inc. Corporate Bond Yield
                                                                 Average - Monthly Average Corporates for the
                                                                 calendar month which ends two months prior to
                                                                 the policy anniversary.



  2 Currently $6 per month in all Insured Employee Coverage Durations, guaranteed not to exceed $10 per month, based on specific criteria of your policy.




             Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Rider Charges                                     Individualized based on optional Rider(s)
                                                   selected.
 Term Insurance Rider*          Monthly
  Maximum and                                      The monthly cost of insurance rates for standard
  Minimum Charge                                   issue individuals ranges from a guaranteed
                                                   maximum of $83.33 per $1,000 per month to a
                                                   guaranteed minimum of $0.00 per $1,000 per
                                                   month of net amount at risk.

                                                   Individuals with higher mortality risk than
                                                   standard issue individuals can be charged from
                                                   125% to 800% of the standard rate.
  Charge for a                                     For a male or female, age 45, nonsmoker, the
  Representative Insured                           guaranteed maximum monthly cost of insurance
  Employee                                         rate is $0.36 per $1,000 of net amount at risk.

      Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                      Amount
          Charge                 is Deducted                     Deducted
 Cash Value Enhancement         N/A                There is no charge for this rider.
 Rider
 Change of Insured Rider        N/A                There is no charge for this rider.


  * These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.




 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Maximum        Minimum
 Total management fees, distribution and/or service        6.06% 3         0.31%
 (12b-1) fees, and other expenses.




  3 The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.13%. These waivers and reductions generally extend through April 30, 2009 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect. The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the underlying funds, as well as Fund Operating Expenses of mutual funds which are acquired by any of the underlying funds which operate as fund of funds. Refer to the funds prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by underlying funds, if any.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

Lincoln Life & Annuity Company of New York (Lincoln Life, the Company, we, us, our) (EIN 22-0832760), is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. It is engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is an indirect wholly owned subsidiary of Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies. Death benefit proceeds and rider benefits to the extent those proceeds and benefits exceed the then current accumulation value of your policy are backed by the claims-paying ability of Lincoln Life.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.


LLANY Separate Account S for Flexible Premium Variable Life Insurance (Separate Account) is a separate account of the Company which was established on March 2, 1999. The investment performance of assets in the Separate Account is kept separate from that of the Company's general account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York State Insurance Department.

You may also allocate your premium payments and accumulation values in whole or in part to the Fixed Account. In the Fixed Account, we guarantee a minimum interest rate and assume the risk of investment gain or loss. The general account is secured by Lincoln Life's general assets.




Fund Participation Agreements


In order to make the funds in which the Sub-Accounts invest available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated at annual rates of between 0.00% and 0.46% based upon assets of an underlying fund attributable to the policies. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Century Investments Variable Portfolios, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Janus Aspen Series, Lincoln Variable Insurance Products Trust and Putnam Variable Trust.


Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.

Distribution of the Policies and Compensation


The policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company. Broker-dealer firms distributing the policy enter into selling agreements with the Company. One of the broker-dealer firms is Lincoln Financial Advisors Corporation ("LFA"), which is an affiliate of the Company. Broker-dealer firms may receive commission and service fees up to 35% of first year premium, plus up to 10% of all other premiums paid. In lieu of premium-based commission, equivalent amounts may be paid over time, based on accumulation value. Broker-dealer firms may elect to share this compensation with their registered representatives. Additionally, the broker-dealer may be paid additional compensation on first year premiums and all additional premiums and/or provide reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash bonuses and "non cash compensation." The latter, as defined in NASD Conduct Rule 2820, includes such things as office space, computers, club credit, prizes, awards, and training and education meetings.


Broker-dealers or their affiliates may be paid additional amounts for: (1) "preferred product" treatment of the policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. Loans may be provided to broker-dealers or their affiliates to help finance marketing and distribution of the policies, and those loans may be forgiven if aggregate sales goals are met. In addition, staffing or other administrative support and services may be provided to broker-dealers who distribute the policies.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may ask your registered representative how he/she will personally be compensated for the transaction. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Depending on the particular selling arrangements, there may be others who are compensated for distribution activities. For example, certain "wholesalers," who control access to certain selling offices, may be compensated for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the policies. One of the wholesalers is Lincoln Financial Distributors, Inc. ("LFD"), a registered broker-dealer, also an affiliate of Lincoln Life. Marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the policies, and which may be affiliated with those broker-dealers may also be compensated. Commissions and other incentives or payments described above are not charged directly to policy owners or the Separate Account. The potential of receiving, or the receipt of, such marketing assistance or other services and the payment to those who control access or for referrals, may provide broker-dealers and/or their registered representatives an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive similar assistance or disadvantage issuers of other variable life insurance policies (or other investments) which do not compensate for access or referrals. All compensation is paid from our resources, which include fees and charges imposed on your policy.



Sub-Accounts and Funds


The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate underlying fund. You do not invest directly in these underlying funds. The investment performance of each Sub-Account will reflect the investment performance of the underlying fund.

We create Sub-Accounts and select the underlying funds based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


A given underlying fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

Several of the underlying funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the underlying funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each underlying fund's prospectus carefully before making investment choices.

Additional Sub-Accounts and underlying funds may be made available in our discretion. The right to select among Sub-Accounts will be limited by the terms and conditions imposed by the Company.


The underlying funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each underlying fund, its objectives and past performance may be found in that fund's prospectus.



AIM Variable Insurance Funds, advised by A I M Advisors, Inc.

   o AIM V. I. Capital Appreciation Fund (Series I Shares): Capital appreciation.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.

   o AIM V. I. International Growth Fund (Series I Shares): Long-term growth. This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.


AllianceBernstein Variable Products Series Fund, Inc., advised by
     AllianceBernstein, L.P.

   o AllianceBernstein Global Technology Portfolio (Class A): Maximum capital appreciation.

   o AllianceBernstein Growth and Income Portfolio (Class A): Growth and income.

   o AllianceBernstein International Value Portfolio (Class A): Long-term growth.

   o AllianceBernstein Large Cap Growth Portfolio (Class A): Maximum capital appreciation.
     This fund is available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o AllianceBernstein Small/Mid Cap Value Portfolio (Class A): Long-term growth.


American Century Investments Variable Portfolios, Inc., advised by American Century Investment Management, Inc. for the Income and Growth Fund and the Inflation Protection Fund, and by American Century Global Investment Mangement, Inc. for the International Fund.

   o Income and Growth Fund (Class I): Growth and income.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.

   o Inflation Protection Fund (Class II): Long-term total return.

   o International Fund (Class I): Capital appreciation.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.

American Funds Insurance Series, advised by Capital Research and Management
     Company.

   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o High-Income Bond Fund (Class 2): High current income.

   o International Fund (Class 2): Long-term growth.

   o U.S. Government/AAA Rated Securities Fund (Class 2): High current income.



Delaware VIP Trust, advised by Delaware Management Company.


   o Capital Reserves Series (Standard Class): Current income.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

   o High Yield Series (Standard Class): Total return.

   o REIT Series (Standard Class): Total return.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.

   o Small Cap Value Series (Standard Class): Capital appreciation.

   o Trend Series (Standard Class): Capital appreciation.

   o U. S. Growth Series (Standard Class): Capital appreciation.

   o Value Series (Standard Class): Capital appreciation.


DWS Investments VIT Funds, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

   o DWS Equity 500 Index VIP (Class A): Capital appreciation.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.

   o DWS Small Cap Index VIP (Class A): Capital appreciation.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.


Fidelity Variable Insurance Products, advised by Fidelity Management & Research
     Company.

   o Asset Manager Portfolio (Service Class): High total return.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.

   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Equity-Income Portfolio (Service Class): Reasonable income.
     This fund is available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Growth Portfolio (Service Class): Capital appreciation.

   o Mid Cap Portfolio (Service Class): Long-term growth.

   o Overseas Portfolio (Service Class): Long-term growth.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund, the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, by Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and by the Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.

   o Franklin Income Securities Fund (Class 1): Current income.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 1): Long-term growth.


   o Franklin U.S. Government Fund (Class 1): Income.


   o Mutual Shares Securities Fund (Class 1): Capital appreciation.


   o Templeton Global Income Securities Fund (Class 1): High current income.

   o Templeton Growth Securities Fund (Class 1): Long-term capital growth. (Subadvised by Templeton Asset Management Ltd.)
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.



Janus Aspen Series, advised by Janus Capital Management LLC.

   o Balanced Portfolio (Service Shares): Long-term growth and current income. This fund is available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Flexible Bond Portfolio (Service Shares): Income.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.

   o Mid Cap Growth Portfolio (Service Shares): Long-term growth.
     This fund is available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Worldwide Growth Portfolio (Service Shares): Long-term growth.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
     Advisors Corporation.


   o LVIP Baron Growth Opportunities Fund (Service Class): Long-term growth. (Subadvised by BAMCO, Inc.)
     (formerly Baron Capital Asset Fund)

   o LVIP Baron Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by BAMCO, Inc.)
     This fund is only available to existing cases as of May 21, 2007. Consult your financial adviser.
     (formerly LVIP Growth Opportunities Fund)


   o LVIP Capital Growth Fund (Standard Class): Capital appreciation.

     (Subadvised by Wellington Management Company, LLP)


   o LVIP Cohen & Steers Global Real Estate Fund (Standard Class): Total
      Return.
     (Subadvised by Cohen & Steers Capital Management)


   o LVIP Columbia Value Opportunities Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by Columbia Management Advisors, LLC)
     (formerly LVIP Value Opportunities Fund)

   o LVIP Delaware Bond Fund (Standard Class): Current income.
     (Subadvised by Delaware Management Company)


   o LVIP Delaware Growth and Income Fund (Standard Class): Capital appreciation.

     (Subadvised by Delaware Management Company)


   o LVIP Delaware Social Awareness Fund (Standard Class): Capital appreciation.

     (Subadvised by Delaware Management Company)


   o LVIP Delaware Special Opportunities Fund (Standard Class): Capital appreciation.

     (Subadvised by Delaware Management Company)

   o LVIP FI Equity-Income Fund (Standard Class): Income.
     (Subadvised by Pyramis Global Advisors LLC)


   o LVIP Janus Capital Appreciation Fund (Standard Class): Long-term growth.

     (Subadvised by Janus Capital Management LLC)


   o LVIP Marsico International Growth Fund (Standard Class): Long-term capital appreciation.

     (Subadvised by Marsico Capital Management, LLC)


   o LVIP MFS (Reg. TM) Value Fund (Standard Class): Long-term growth of capital.

     (Subadvised by Massachusetts Financial Services Company)

   o LVIP Mid-Cap Value Fund (Standard Class): Long-term capital appreciation. (Subadvised by Wellington Management Company, LLP)


   o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation.

     (Subadvised by Mondrian Investment Partners Limited)


   o LVIP Money Market Fund (Standard Class): Preservation of capital. (Subadvised by Delaware Management Company)


   o LVIP SSgA Bond Index Fund (Standard Class): Current income.
     (Subadvised by SSgA Funds Management, Inc.)
     This fund will be available as of May 12, 2008. Consult your financial adviser.

   o LVIP SSgA Developed International 150 Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by SSgA Funds Management, Inc.)
     This fund will be available as of May 12, 2008. Consult your financial adviser.

   o LVIP SSgA Emerging Markets 100 Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by SSgA Funds Management, Inc.)
     This fund will be available as of May 12, 2008. Consult your financial adviser.

   o LVIP SSgA International Index Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by SSgA Funds Management, Inc.)
     This fund will be available as of May 12, 2008. Consult your financial adviser.

   o LVIP SSgA Large Cap 100 Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by SSgA Funds Management, Inc.)
     This fund will be available as of May 12, 2008. Consult your financial adviser.

   o LVIP SSgA S&P 500 Index Fund (Standard Class)(1): Capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
     (formerly LVIP S&P 500 Index Fund)

   o LVIP SSgA Small-Cap Index Fund (Standard Class): Capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
     (formerly LVIP Small-Cap Index Fund)

   o LVIP SSgA Small/Mid Cap 200 Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by SSgA Funds Management, Inc.)
     This fund will be available as of May 12, 2008. Consult your financial adviser.

   o LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term growth of capital.
     (Subadvised by T. Rowe Price Associates, Inc.)

   o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class):
      Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

   o LVIP Templeton Growth Fund (Standard Class): Long-term growth of capital. (Subadvised by Templeton Investment Counsel, LLC)

   o LVIP Turner Mid-Cap Growth Fund (Standard Class): Capital appreciation. (Subadvised by Turner Investment Partners)
     (formerly LVIP Mid-Cap Growth Fund)

   o LVIP UBS Global Asset Allocation Fund (Standard Class): Total return. (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))

   o LVIP Wilshire 2010 Profile Fund (Standard Class)(2): Total return. (Subadvised by Wilshire Associates Incorporated)

   o LVIP Wilshire 2020 Profile Fund (Standard Class)(2): Total return. (Subadvised by Wilshire Associates Incorporated)

   o LVIP Wilshire 2030 Profile Fund (Standard Class)(2): Total return. (Subadvised by Wilshire Associates Incorporated)

   o LVIP Wilshire 2040 Profile Fund (Standard Class)(2): Total return. (Subadvised by Wilshire Associates Incorporated)

   o LVIP Wilshire Aggressive Profile Fund (Standard Class)(2): Capital appreciation.
     (Subadvised by Wilshire Associates Incorporated)

   o LVIP Wilshire Conservative Profile Fund (Standard Class)(2): Current income.
     (Subadvised by Wilshire Associates Incorporated)

   o LVIP Wilshire Moderate Profile Fund (Standard Class)(2): Total return. (Subadvised by Wilshire Associates Incorporated)

   o LVIP Wilshire Moderately Aggressive Profile Fund (Standard Class)(2):
      Growth and income.
     (Subadvised by Wilshire Associates Incorporated)



MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company


   o Core Equity Series (Initial Class): Capital appreciation.
     This fund is available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Growth Series (Initial Class): Capital appreciation.
     This fund is reopening to new cases as of May 12, 2008. Consult your financial adviser.
     (formerly Emerging Growth Series)

   o Total Return Series (Initial Class): Total return.

   o Utilities Series (Initial Class): Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.

   o Regency Portfolio (I Class): Long-term growth.
     This fund is available only to existing cases as of May 21, 2007. Consult your financial adviser.


Putnam Variable Trust, advised by Putnam Investment Management, L.L.C.

   o Growth & Income Fund (Class IB): Capital growth and current income.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.

(1)"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

(2) The Lincoln Variable Insurance Products Trust LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, LVIP Wilshire 2040 Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, and LVIP Wilshire Moderately Aggressive Profile Fund are "Fund of Funds" and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.




Sub-Account Availability and Substitution of Funds

Lincoln Life may close Sub-Accounts and may seek to substitute shares of other funds as the fund in which a Sub-Account invests if:

1) the shares of any underlying fund should no longer be available for investment by the Separate Account; or

2) the Sub-Account has not attracted significant policyholder allocations; or

3) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.


We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitution of underlying funds. Substitute funds may have higher charges than the funds being replaced.




Voting Rights

The underlying funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares held by our Sub-Account in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.


We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners. Since underlying funds may also offer their shares to entities other than the Company, those other entities also may vote shares of the underlying funds, and those votes may affect the outcome.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shareholders which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shareholders present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each policy owner provide their voting instructions to the Company. Even though policy owners may choose not to provide voting instruction, the shares of a fund to which such policy owners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by the Company in the same proportion as the voting instruction which we actually receive. All shares voted by the Company will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.

POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges. Certain charges vary based on Insured Employee Coverage Duration, which is each twelve-month period, beginning on the date of issue of initial coverage on any Insured Employee.

The current charges for premium load and mortality and expense risk vary by specific criteria of your policy. These criteria include:

o the initial policy premium, and the total premiums expected to be paid,
o total assets under management with the Company,
o the purpose for which the policies are being purchased,
o the level of plan administration services required.

Differences in charges will not be unfairly discriminatory to any owners. Specific charges are shown on the policy specifications page.


In addition to policy charges, the investment adviser for each of the underlying funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser. Other expenses are incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses) and are deducted from fund assets. Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses incurred by each underlying fund is contained in that fund's prospectus.

The monthly deductions, including the cost of insurance charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account. The monthly deductions are made on the "monthly deduction day," which is the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly deduction day is non-existent for that month, or is not a valuation day, then the monthly deduction day is the next valuation day.

If the net accumulation value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.




Premium Load; Net Premium Payment


We deduct a percentage from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, after deduction of the premium load, is called the "net premium payment." Target premium is based on the maximum annual premium allowed under the Internal Revenue Code for a policy which is not a modified endowment contract, providing a death benefit equal to the specified amount and paying seven level, annual premiums. See the Tax Issues section later in this prospectus. The target premium is shown in the policy specifications.


The current premium load ranges are:



                                           Portion of Premium        Portion of Premium
                                               Paid up to            Paid greater than
 Insured Employee Coverage Duration          Target Premium            Target Premium
------------------------------------      --------------------      -------------------
                  1                          7.5% - 10.5%               1.0% - 2.5%
                  2                           6.0% - 7.5%               1.0% - 1.5%
                 3-5                          3.5% - 7.5%               1.0% - 1.5%
                 6-7                          1.5% - 3.5%               1.0% - 1.5%
          8 and thereafter                       1.5%                   1.0% - 1.5%

The premium load is guaranteed to be no higher than the amounts shown in the following table:



                                           Portion of Premium        Portion of Premium
                                               Paid up to            Paid greater than
 Insured Employee Coverage Duration          Target Premium            Target Premium
------------------------------------      --------------------      -------------------
                  1                              12.0%                     5.0%
                 2-5                             9.0%                      5.0%
             6 and after                         5.0%                      5.0%

For the purpose of calculating current and maximum premium loads, an increase in specified amount is treated as a newly issued policy.

We deduct an explicit premium tax charge from premium payments equal to state and municipal premium taxes.



Surrender Charges

There are no surrender charges for your policy.



Partial Surrender Fee

There is no surrender charge or administrative fee imposed on partial surrenders.



Transfer Fee

The Company reserves the right to charge $25 for each transfer after the twelfth transfer per Insured Employee Coverage Duration, after the first 18 months from the date of issue of the policy.



Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the Insured Employee may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated.

Current mortality and expense risk charges, on an annualized basis, are within the ranges below, based on the level of average annual planned premium:



  Insured Employee        Annualized Mortality
 Coverage Duration        Expense Risk Charge
-------------------      ---------------------
        1-10                  0.40%-0.70%
       11-20                  0.20%-0.35%
    21 and after              0.10%-0.35%

The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.80%.



Cost of Insurance Charge


A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses including taxes.

The cost of insurance charge depends on the Insured Employee's age, underwriting category, the policy duration, and the current net amount at risk. The net amount at risk is the death benefit minus the policy value and it may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each Insured Employee Coverage Duration as the Insured Employee ages. Cost of insurance rates are generally lower for healthy individuals.


The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company. The maximum monthly cost of insurance rate for standard risks is $83.33 per $1,000 per month of net amount at risk. Individuals with a higher mortality risk than standard risks can be charged from 125% to 800% of the standard rates.


The current cost of insurance charge may be less than the guaranteed maximum cost of insurance charge, but it will never exceed the guaranteed maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.




Administrative Fee


The monthly administrative fee as of the date of policy issue is $6.00 per month in all Insured Employee Coverage Durations. The Company may change this fee after the first Insured Employee Coverage Duration based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.




Policy Loan Interest


If you borrow against your policy, interest will accrue on the loan account value. The interest rate will be the greater of 4.8%, or Moody's Investors Service, Inc. Corporate Bond Yield Average-Monthly Average Corporates for the calendar month which ends two months prior to the policy anniversary. You may obtain the applicable monthly average at any time by contacting the Company. The interest rate will never exceed the maximum interest rate allowed by law in the state in which the policy is issued.

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a loan account value, we will notify you of any change in the interest rate at least 30 days before the new rate becomes effective.




Rider Charges


Term Insurance Rider. This optional rider provides term life insurance on the life of the insured employee, which is annually renewable to attained age 100. There are monthly cost of insurance charges for this rider, based on the policy duration, and the age and underwriting category of the Insured Employee. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year.




Case Exceptions

We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including:

o the number of lives to be insured,

o the total premiums expected to be paid,

o total assets under management with the Company,

o the nature of the relationship among the insured individuals,

o the purpose for which the policies are being purchased,

o expected persistency of the individual policies, and

o any other circumstances which we believe to be relevant to the expected reduction of our expenses.

Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any owners.


YOUR INSURANCE POLICY

Your policy is a life insurance contract that provides for a death benefit payable on the death of the Insured Employee. The policy and the application constitute the entire contract between you and Lincoln Life.


If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;

o deregister the Separate Account; or

o combine the Separate Account with another separate account.

We will notify you of any change that is made.

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the Insured Employee and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured Employee will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.


Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow electronic transactions when you complete our authorization form and return it to us. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.



Application


If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed Insured Employee and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed Insured Employee. Based on our review of medical information about the proposed Insured Employee, if required, we may decline to provide insurance, or we may place the proposed Insured Employee in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the Insured Employee's age, underwriting category, and gender, the policy duration, and the current net amount at risk.


A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured Employee is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the Insured Employee.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you apply for a policy, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.



Owner


The owner on the date of policy issue is designated in the policy specifications. You, as owner, will make the following choices:


1) initial death benefit amount and death benefit option;

2) either of two life insurance qualification methods;

3) the amount and frequency of premium payments; and

4) the amount of net premium payment to be allocated to the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as the Insured Employee is living and before the maturity date. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date of the latest signature in good order.



Right-to-Examine Period

You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.



Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts or the Fixed Account, if applicable, as you designate. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.



Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

After the first 18 months from the date of issue the Company reserves the right to charge $25 for each transfer after the twelfth transfer request per Insured Employee Coverage duration. A request may involve more than a single transfer.

Within 45 days after each policy anniversary, and before the maturity date, you may also transfer a portion of the Fixed Account value to one or more variable Sub-Accounts. A transfer from the Fixed Account is allowed once in the 45-day period after the policy aniversary and will be effective as of the next valuation period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account value during the prior 5 years or $1,000.

Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing, subject to our consent.

Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.



Market Timing

Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the underlying funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our policy owners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other policy owners or fund shareholders.


In addition, the underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. While we reserve the right to enforce these policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the funds.

However, under the SEC rules, we are required to: (1) enter into written agreement with each underlying fund or its principal underwriter that obligates us to provide to the underlying fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the underlying fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the underlying fund.

You should be aware that the purchase and redemption orders received by underlying funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts to which premium payments and cash values of variable insurance policies are allocated. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance policies. The omnibus nature of these orders may limit the underlying funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the underlying funds (and thus our policy owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may purchase the underlying funds. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the underlying fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by policy owners within given periods of time. In addition, managers of the underlying funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Sub-Accounts to Sub-Accounts to comply with specific fund policies and procedures.

We may increase our monitoring of policy owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same policy owner if that policy owner has been identified as a market timer. For each policy owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a policy owner has been identified as a "market timer" under our Market Timing Procedures, we will notify the policy owner in writing that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the policy year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a policy owner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 to 2 business days of our discovery. We will impose this "original signature" restriction on that policy owner even if we cannot identify, in the particular circumstances, any harmful effect from that policy owner's particular transfers.

Policy owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of policy owners determined to be engaged in such transfer activity that may adversely affect other policy owners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all policy owners. An exception for any policy owner will be made only in the event we are required to do so by a court of law. In addition, certain underlying funds available as investment options in your policy may also be available as investment options for owners of other, older life insurance policies issued by us.


Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the underlying funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all policy holders or as applicable to all policy holders with policy values allocated to Sub-Accounts investing in particular underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the underlying fund's investment adviser, the underlying fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds in which the Separate Account invests, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some underlying funds also may impose redemption fees on short-term trading (i.e., redemptions of underlying fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the underlying funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.



Dollar Cost Averaging

Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts and the Fixed Account on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers may be elected at any time while your policy is in force.

By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

Dollar cost averaging terminates automatically:

1) if the value in the Money Market Sub-Account is insufficient to complete the next transfer;

2) one week after our Administrative Office receives a request for termination in writing, with adequate authentication;

3) after 12 or 24 months (as elected on your application); or

4) if your policy is surrendered.



Automatic Rebalancing

You may elect to participate in automatic rebalancing. There is currently no charge for this program.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

Term Insurance Rider. The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured Employee, which is annually renewable to attained age
100. This rider will continue in effect unless canceled by the owner. The amount of coverage provided under the rider's benefit amount varies from month to month.

The benefit amount is the target face amount minus the basic policy specified amount. However, if the death benefit of the policy is defined as a percentage of the policy value, the benefit amount is zero. Refer to your policy specifications for the benefit amount.

The cost of the rider is added to the monthly deductions, and is based on the Insured Employee's premium class, issue age and the number of Insured Employee Coverage Durations elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year.

The rider's death benefit is included in the total death benefit paid under the policy.

Cash Value Enhancement Rider. The policy can be issued with a Cash Value Enhancement Rider. This rider provides additional surrender value if the policy is fully surrendered within 7 years of the date of issue of the policy. This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. If the Cash Value Enhancement Rider is elected, its benefit replaces the premium load refund benefit on the policy. There is no cost for this rider.

Under this rider, the full surrender value of the policy will equal:

1) the portion of the total account value allocated to the Insured Employee on the date of surrender; less


2) the portion of the loan account value allocated to the Insured Employee plus any accrued interest; plus


3) the Insured Employee's cash value enhancement ("CVE") benefit, if any.

The Insured Employee'scash value enhancement benefit will equal:

1) the cash value enhancement rate (CVE%); times

2) the term blend adjustment factor; times

3) the Insured Employee's cumulative cash value enhancement premium.

The current value of the CVE% varies by Insured Employee Coverage Duration :



 Insured Employee Coverage Duration        CVE%
------------------------------------      ------
                  1                       14.0%
                  2                       11.0%
                  3                        9.0%
                  4                        7.0%
                  5                        5.0%
                  6                        3.0%
                  7                        1.0%
          8 and thereafter                 0.0%

The CVE% may be changed at any time, and will not exceed 15% in any Insured Employee Coverage Duration .

The term blend adjustment factor is equal to 1.0 unless a Term Insurance Rider is attached to this policy. If a Term Insurance Rider is attached to this policy, the term blend adjustment factor will equal

o 0.6, plus

o 0.4 times the ratio of the basic policy specified amount to the target face amount.

The Insured Employee cumulative CVE premium is the sum of the CVE premium for all prior Insured Employee Coverage Durations, plus the CVE premium for the current Insured Employee Coverage Duration. During the first Insured Employee Coverage Duration, the sum of the CVE premium for all prior Insured Employee Coverage Durations is zero. The CVE premium for any Insured Employee Coverage Duration is the lesser of (a) and (b):

(a) the sum of the portion of the premiums allocated to the Insured Employee paid during the Insured Employee Coverage Duration; less the sum of any partial surrenders during the Insured Employee Coverage Duration; or

(b) the target premium for the Insured Employee Coverage Duration; times the ratio of the target face amount to the basic policy specified amount.

This rider terminates on the earliest of:

o seven years after the date of issue of the initial coverage; or

o the maturity date of the initial coverage; or

o the death of the Insured Employee; or

o the date this coverage is terminated; or

o the next monthly deduction day after we receive your written request to terminate this rider.

The coverage provided for an Insured Employee under this rider will terminate in the event that this coverage is exchanged for another under Section 1035 of the Internal Revenue Code ("Code").

Change of Insured Rider. With this rider, you may name a new Insured Employee in place of the current Insured Employee. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured Employee may differ from charges applicable to the current Insured Employee. Exercising the Change of Insured Rider is a fully taxable event.



Continuation of Coverage

Coverage of this policy will continue to the maturity date if your surrender value is sufficient to cover each monthly deduction. The maturity date for this policy is the policy anniversary nearest the Insured Employee's 100th birthday. As of the maturity date, the death benefit will be equal to the surrender value.



Paid-Up Nonforfeiture Option

You may elect, any time prior to the maturity date, to continue this policy as paid-up life insurance. The effective date of the paid-up insurance will be the monthly deduction day following the receipt of your written request at our Administrative Office. As of the effective date:

o the specified amount will be the amount which the surrender value will purchase as a net single premium at the Insured Employee's then attained age, using the guaranteed interest and mortality basis of the original policy (this may not exceed the death benefit),

o no further premium payments, monthly deductions, interest credits or changes in coverage may be made,

o we will transfer the Separate Account value to the Fixed Account value, and

o all extra benefit riders will terminate.

Coverage Beyond Maturity

At any time prior to the maturity date of this policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.

If elected, the following will apply:

o we will transfer the value of the Separate Account to the Fixed Account,

o we will credit interest on the policy value,

o where permitted by law we will continue to charge you monthly deductions, except we will not charge you any cost of insurance,

o loan interest on any loans outstanding on the maturity date will continue to accrue,

o the death benefit will be equal to the policy value and the death benefit proceeds will be the policy value less any indebtedness.

This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the policy if it should continue beyond the maturity date. Therefore, you should consult your tax adviser before the policy becomes eligible for coverage beyond maturity.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the Insured Employee;

3) failure to pay the necessary amount of premium to keep your policy in force;
or

4) the maturity date, unless coverage beyond maturity is elected.


Loan interest will continue to accrue on any outstanding loans. Provisions may vary in certain states.




State Regulation

New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.


PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required to keep the policy in force. Premiums may be paid anytime before the Insured Employee reaches age 100.

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.



Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing or electronically. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The percentages of net premium payments allocated to the Sub-Accounts and Fixed Account must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 p.m. Eastern Time, unless the New York Stock Exchange closes earlier.

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, quarterly, or monthly.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

You may increase planned premiums, or pay additional premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. The excess amount of premium will be returned to you.



Life Insurance Qualification

A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose either the guideline premium test or the cash value accumulation test.

Depending on your primary objective for purchasing this policy, and the level of premium payments, one method may better suit your needs than the other. Generally, the cash value accumulation method permits higher premium payments, but may result in higher cost of insurance charges because of a higher death benefit corridor, and taxation of partial surrenders or policy loans because the amount of premium paid will exceed seven level annual premiums (known as a "7 pay test"). Generally, the guideline premium test maximizes the potential for growth in total account value. Refer to your policy specifications page for the limits applicable to your policy.

Discuss this choice with your financial representative and tax adviser before purchasing the policy. Once your policy is issued, the qualification method cannot be changed.



Policy Values

Policy value in your variable life insurance policy is also called the total account value.


The total account value equals the sum of the Fixed Account value, the Separate Account value, and the loan account value. At any point in time, the total account value reflects:


1) net premium payments made;

2) the amount of any partial surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;


4) interest credited to the Fixed Account or the loan account; and


5) all charges and fees deducted.

The Separate Account value, if any, is the portion of the total account value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested.

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. This guaranteed rate equals 0.32737%, per month, compounded monthly.


The loan account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. Amounts transferred to the loan account do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the loan account value. The loan account value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%.

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a loan account value, we will notify you of any change in the interest rate before the new rate becomes effective.

The interest earned by the loan account value will be added to the Fixed Account value and the Separate Account value in the same proportion in which the loan amount was originally deducted from these values.

The "net" total account value is the total account value less the loan account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the total account value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the loan account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the Insured Employee, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.



Death Benefit Options

Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the Insured Employee, or

2) a percentage of the total account value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your policy.


Death benefit proceeds under either calculation will be reduced by any loan account value plus any accrued interest, and any overdue deductions.


The following table provides more information about the death benefit options.



 Option                         Death Benefit Proceeds Equal to the                                  Variability
    1         Specified amount, which includes the total account value as of the          Generally provides a level death
              date of the Insured Employee's death.                                       benefit
    2         Sum of the specified amount plus the total account value as of the          May increase or decrease over
              date of the Insured Employee's death.                                       time, depending on the amount
                                                                                          of premium paid and the
                                                                                          investment performance of the
                                                                                          underlying Sub-Accounts or the
                                                                                          Fixed Account.
    3         Specified amount plus the accumulated premiums (all premiums                Will generally increase,
              paid from the date of issue accumulated at the premium                      depending on the amount of
              accumulation rate chosen by you before policy issue and shown in            premium paid.
              the policy specifications pages), less withdrawals as of the date of the Insured Employee's death. The total death benefit under this option is limited and will not exceed the total death benefit payable under Option 2.

If your policy includes a Term Insurance Rider, the target face amount replaces the specified amount in each of the death benefit options.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                    Impact
     1 to 2          The new specified amount will equal the specified amount prior to the change minus the total account value at the time of the change.
     2 to 1          The new specified amount will equal the specified amount prior to the change plus the total account value at the time of the change.
     1 to 3          Changes from Option 1 to Option 3 are not allowed.
     3 to 1          The new specified amount will equal the specified amount prior to the change plus the lesser of the accumulated premiums or the total account value at the time of the change.
     2 to 3          Changes from Option 2 to Option 3 are not allowed.
     3 to 2          The new specified amount will equal the specified amount prior to the change minus the greater of zero or the difference between the total account value and the accumulated premiums at the time of the change.

Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

Any change is effective on the first monthly deduction day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the change will be effective on the first monthly deduction day on which the total account value is equal to, or greater than, the monthly deduction amount.



Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured Employee. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the Insured Employee, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


POLICY SURRENDERS
You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.


The surrender value of your policy is the amount you can receive by surrendering the policy. This equals the total account value minus the loan account value including any accrued interest, plus any credit from the premium load refund, or the Cash Value Enhancement Rider, if applicable. All or part of the surrender value may be applied to one or more of the settlement options.


Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units.

The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.



Premium Load Refund

In certain circumstances described below, if you surrender your policy within 60 months after date of issue, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. This credit, if any, may vary by specific criteria of your policy. These criteria include:

o the initial policy premium, and the total premiums expected to be paid,

o total assets under management for the owner,

o the purpose for which the policies are being purchased,

o the level of plan administration services required.

Differences in charges will not be unfairly discriminatory to any owners. Refer to your policy specifications page.


To determine the surrender value during the premium load refund period, the total account value will be reduced by the amount of any loan account value, including accrued interest. That amount would be increased by the applicable credit for the premium load. This refund is not guaranteed and is not available if your policy is in default. There is no refund after 60 months.


The amount of the premium load refund is equal to the first year premium load refund amount plus the premium tax charge for first year premiums multiplied by the premium load refund percentage.

Currently, the first year premium load refund amount ranges are:



                                                    Portion of First Year               Portion of First Year
                                                  Premium Paid up to Target        Premium Paid greater than Target
                                                 ---------------------------      ---------------------------------
     First Year Premium Load Refund Amount              7.0% - 7.5%                          1.0% - 3.0%

The premium load refund percentages range from:



                                             Premium Load
 Insured Employee Coverage Duration        Refund Percentage
------------------------------------      ------------------
                  1                              100%
                  2                           75% - 100%
                  3                           0% - 100%
                  4                           0% - 100%
                  5                           0% - 100%
                 6+                               0%

In no circumstances will the premium load refund be larger than the actual first year premium load and premium tax charge taken.



Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values, anytime after the first Insured Employee Coverage Duration, while the policy is in force. You must request a partial surrender in writing. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the total account value, the death benefit, and the specified amount. The amount of the partial surrender fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                                      Impact of Partial Surrender
         1              Will reduce the total account value, death benefit and the specified amount.
         2              Will reduce the total account value and the death benefit, but not the specified amount.
         3              Will reduce the total account value, death benefit and may reduce the specified amount.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.


POLICY LOANS

You may borrow against the surrender value of your policy. We reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the total account value minus the loan account value. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and total account value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The loan account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the loan account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid.

The amount of your loan, plus any due but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the loan account value.

Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The loan account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated.


If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current total account value, the policy will terminate subject to the conditions in the grace period provision. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

The annual loan interest rate we charge during any policy year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the policy anniversary occurs, or, if greater,

o 4.8%

This rate may increase only when it would be at least 0.5% higher than the prior policy year's rate and decrease only when it would be at least 0.5% lower than the prior policy year's rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior policy year.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.


The loan account value will earn interest at a lower rate than the policy loan interest rate. The difference between the rates will never exceed 0.80%.

POLICY LAPSE

If at any time the total account value less the loan account value is insufficient to pay the monthly deduction, all policy coverage will terminate. This is referred to as policy lapse.

The total account value less the loan account value may be insufficient:


1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.


If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the total account value less the loan account value of your policy is sufficient to pay the monthly deduction amount on a monthly deduction day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.


If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly deduction day on which the monthly deduction could not be paid. If the Insured Employee dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.



Reinstatement of a Lapsed Policy

There is no reinstatement provision for this policy.


TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The guideline premium test, which limits premiums paid depending upon the insured's age, gender, and risk classification, provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The cash value accumulation test, which does not limit premiums paid, requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. Once your policy is issued, the qualification test cannot be changed. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.




Policies That Are MECs


Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The

Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy). None of the penalty tax exceptions apply to a taxpayer who is not an individual.

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.




Policies That Are Not MECs


Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of a withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.



Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.




Other Considerations

Insured Lives Past Age 100. If the insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, and death benefit option 1 is in effect, in some circumstances the policy value may be equal or exceed the specified amount level death benefit. In such cases, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate instructions from you to prevent your policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. Interest on policy loan indebtedness is not deductible.

If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

In the case of an "employer-owned life insurance contract" as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the insured to acquire an ownership interest in a business, or where the contract covers the life of a director or an insured who is "highly compensated" within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisers for guidance as to their application.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.



Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about a policy owner's account to government regulators.



LEGAL PROCEEDINGS

In the ordinary course of its business, the Company is involved in various pending or threatened legal proceedings arising from the conduct of its business. In some instances, the proceedings include claims for unspecified damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the financial position of the Company, the Separate Account, or the Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular period.



FINANCIAL STATEMENTS

The financial statements of the Separate Account and the financial statements of the Company are located in the SAI.

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI




GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Transfer Agent
   Administrative Services


POLICY INFORMATION
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age
   Suicide
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 551-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-0102.

LLANY Separate Account S for Flexible Premium Variable Life Insurance 1933 Act Registration No. 333-141777
1940 Act Registration No. 811-09257

                               End of Prospectus

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)



                               Dated May 1, 2008
                  Relating to Prospectus Dated May 1, 2008 for



                        Lincoln CVUL Series III product



LLANY Separate Account S for Flexible Premium Variable Life Insurance,
                                   Registrant



             Lincoln Life & Annuity Company of New York, Depositor



The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:

Lincoln Executive Benefits
350 Church Street - MEM1
Hartford, CT 06103-1106

or by telephoning (877) 533-0117, and requesting a copy of the Lincoln NY CVUL Series III Elite Series product prospectus.


                          TABLE OF CONTENTS OF THE SAI





Contents                                              Page
--------------------------------------------       ----------
GENERAL INFORMATION ........................             2
    Lincoln Life ...........................             2
    Registration Statement .................             2
    Changes of Investment Policy ...........             2
    Principal Underwriter ..................             2
    Disaster Plan ..........................             3
    Advertising ............................             3
SERVICES ...................................             4
    Independent Registered Public Accounting
      Firm .................................             4
    Accounting Services ....................             4
    Transfer Agent .........................             4
    Administrative Services ................             4


Contents                                              Page
--------------------------------------------       ----------
POLICY INFORMATION .........................             5
    Assignment .............................             5
    Change of Ownership ....................             5
    Beneficiary ............................             5
    Change of Plan .........................             5
    Settlement Options .....................             5
    Deferral of Payments ...................             6
    Incontestability .......................             6
    Misstatement of Age ....................             6
    Suicide ................................             6
PERFORMANCE DATA ...........................             7
FINANCIAL STATEMENTS .......................             8
    Separate Account .......................           C-1
    Company ................................           S-1

GENERAL INFORMATION


Lincoln Life

Lincoln Life & Annuity Company of New York (Lincoln Life, the Company, we, us, our) (EIN 22-0832760), is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. It is engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is an indirect wholly owned subsidiary of Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies. Death benefit proceeds and rider benefits to the extent those proceeds and benefits exceed the then current accumulation value of your policy are backed by the claims-paying ability of Lincoln Life.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.

Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.



Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.



Changes of Investment Policy

Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.


In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.



Principal Underwriter


Beginning on May 1, 2007, Lincoln Financial Distributors, Inc. ("LFD"), One Granite Place, Concord, NH 03301, became the principal underwriter for the policies, which are offered continuously. LFD is registered with the

Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFD received $266,800 in 2007 for the sale of policies offered through the Separate Account. LFD retains no underwriting commissions from the sale of the policies.




Disaster Plan

Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.



Advertising

Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


More About the S&P 500 Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

The LVIP SSgA S&P 500 Index Fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the fund's sub-adviser, SSgA Funds Management, Inc. ("SFM"), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. SFM does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. SFM makes no attempt to apply economic, financial or market analysis when managing the fund. Including a security among the fund's holdings implies no opinion as to its attractiveness as an investment.

The fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.


The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


SERVICES


Independent Registered Public Accounting Firm

The financial statements of the Separate Account and the financial statements of the Company appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.




Accounting Services


We have entered into an agreement with Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.




Transfer Agent

Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.



Administrative Services

Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no compensation from the Separate Account for these services.

POLICY INFORMATION


Assignment
While the Insured Employee is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.



Change of Ownership

As long as the Insured Employee is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.



Beneficiary

The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

You may change the beneficiary at any time while the Insured Employee is living, and before the maturity date, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

If any beneficiary dies before the Insured Employee, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the Insured Employee, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.



Change of Plan

Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the Insured Employee as the original policy.



Settlement Options

All or part of the proceeds of this policy may be applied, under one or more of the options available. An election shall be made by written request to our Administrative Office. The payee of proceeds may make this election if no prior election has been made.

The payee must designate whether the payments will be:

o on a fixed basis

o on a variable basis, or

o a combination of fixed and variable.

If a fixed annuity is chosen, the annuity purchase rate for the option chosen will reflect at least the minimum guaranteed interest rate of 3.0%.

If a variable annuity is chosen, an assumed annual net return rate of 4.0% will be used to determine the amount of the first annuity payment under a variable annuity.

Payments on a variable basis will be made from the proceeds held in Lincoln Life Variable Annuity Separate Account N. We will provide an Account N prospectus upon request. That prospectus will describe the available funds and the charges and fees in Account N, as well as information on transfers and other rights you will have. You should review this prospectus, as well as funds prospectuses for the funds available under Account N, prior to selecting any variable payment option.

Annuity payment options currently available:

1) Life annuity/life annuity with guaranteed period-fixed and/or variable payments.

2) Unit refund life annuity-variable annuity payments.

3) Cash refund life annuity-fixed annuity payments.

4) Joint life annuity/joint life annuity certain with guaranteed period-fixed and/or variable payments.

Refer to your policy for detailed information on each of the annuity payment options.

You will be notified in writing of other options that may be made available to you.



Deferral of Payments

Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.



Incontestability

The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.



Misstatement of Age

If the age of the Insured Employee is misstated at the time of application, the amount payable upon death will be adjusted to the benefit amount that would have been purchased with the most recent monthly deduction at the correct age.



Suicide

If the Insured Employee dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured Employee dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.


PERFORMANCE DATA
Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:

o an annual reduction for fund management fees and expenses, and

o a policy level mortality and expense charge applied on a daily equivalent basis, but

o no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

b) dividing this figure by the account value at the beginning of the period;
   then

c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

     P(1 + T)n = ERV


Where:        P = a hypothetical initial purchase payment of $1,000
              T = average annual total return for the period in question
              N = number of years
              ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

(1) all recurring fees have been charged to the policy owner's accounts; and

(2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".


FINANCIAL STATEMENTS

The financial statements of the Separate Account and the financial statements of the Company follow.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
            (Formerly Jefferson-Pilot LifeAmerica Insurance Company)

                              Financial Statements
                      For the Year Ended December 31, 2007,
             For the Periods from April 3 through December 31, 2006
                      and January 1 through April 2, 2006,
                    and for the Year Ended December 31, 2005

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                                 BALANCE SHEETS
                        (IN MILLIONS, EXCEPT SHARE DATA)

                                                                         AS OF DECEMBER 31,
                                                                       -----------------------
                                                                         2007           2006
                                                                       --------       --------
ASSETS
Investments:
  Available-for-sale securities, at fair value:
    Fixed maturity (amortized cost: 2007 -- $5,767; 2006 -- $3,259)    $  5,759       $  3,294
    Equity (cost: 2007 -- $3; 2006 -- $5)                                     2              5
  Mortgage loans on real estate                                             260            251
  Policy loans                                                              387            184
  Other investments                                                           3              3
                                                                       --------       --------
  Total investments                                                       6,411          3,737
Cash and invested cash                                                      129             43
Deferred acquisition costs and value of business acquired                   799            366
Accrued investment income                                                    83             49
Reinsurance recoverables                                                    524            119
Goodwill                                                                    162            164
Other assets                                                                 84             45
Separate account assets                                                   2,284          1,752
                                                                       --------       --------
    Total assets                                                       $ 10,476       $  6,275
                                                                       ========       ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                               $  1,448       $    447
Other contract holder funds                                               4,865          3,113
Other liabilities                                                           222             91
Separate account liabilities                                              2,284          1,752
                                                                       --------       --------
    Total liabilities                                                     8,819          5,403
                                                                       --------       --------

CONTINGENCIES AND COMMITMENTS (SEE NOTE 12)
STOCKHOLDER'S EQUITY
Common stock -- 132,000 shares, authorized, issued and outstanding          940            235
Retained earnings                                                           724            623
Accumulated other comprehensive income (loss)                                (7)            14
                                                                       --------       ---------
    Total stockholder's equity                                            1,657            872
                                                                       --------       ---------
      Total liabilities and stockholder's equity                       $ 10,476       $  6,275
                                                                       ========       ========

                 See accompanying Notes to Financial Statements

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                              STATEMENTS OF INCOME
                                  (IN MILLIONS)

                                                                                 PERIOD FROM       PERIOD FROM
                                                                 FOR THE           APRIL 3          JANUARY 1         FOR THE
                                                                YEAR ENDED         THROUGH           THROUGH         YEAR ENDED
                                                                DECEMBER 31,     DECEMBER 31,        APRIL 2,       DECEMBER 31,
                                                                   2007              2006              2006             2005
                                                                -----------      -----------       ------------     ------------
REVENUES
Insurance premiums                                                 $  85             $  27             $   5            $  10
Insurance fees                                                       237                89                 5               23
Net investment income                                                362               161                19               78
Realized loss                                                        (19)               (1)               --               (4)
                                                                   -----             -----             -----            -----
  Total revenues                                                     665               276                29              107
                                                                   -----             -----             -----            -----

BENEFITS AND EXPENSES
Interest credited                                                    193                95                11               48
Benefits                                                             194                43                 7               16
Underwriting, acquisition, insurance and other expenses              124                77                 6               22
                                                                   -----             -----             -----            -----
  Total benefits and expenses                                        511               215                24               86
                                                                   -----             -----             -----            -----
Income before federal income taxes                                   154                61                 5               21
Federal income taxes                                                  52                19                 2                8
                                                                   -----             -----             -----            -----
    Net income                                                     $ 102             $  42             $   3            $  13
                                                                   =====             =====             =====            =====

                 See accompanying Notes to Financial Statements

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                                  (IN MILLIONS)

                                                                                       PERIOD FROM    PERIOD FROM
                                                                         FOR THE         APRIL 3        JANUARY 1       FOR THE
                                                                        YEAR ENDED       THROUGH        THROUGH        YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,     APRIL 2,      DECEMBER 31,
                                                                           2007            2006           2006            2005
                                                                        -----------    ------------   ------------     -----------
COMMON STOCK
Balance at beginning-of-period                                            $   235         $   235        $   181         $   181
Stock compensation                                                             --              --              1              --
Acquisition by Lincoln National Corporation:
  Sale of stockholder's equity                                                 --              --           (182)             --
  Lincoln National Corporation purchase price                                  (1)             --            233              --
Merger with Predecessor Lincoln Life & Annuity Company of New York             --              --              2              --
Capital contribution                                                          706              --             --              --
                                                                          -------         -------        -------         -------
    Balance at end-of-period                                                  940             235            235             181
                                                                          -------         -------        -------         -------

RETAINED EARNINGS
Balance at beginning-of-period                                                623             581             26              18
Acquisition by Lincoln National Corporation:
  Sale of stockholder's equity                                                 --              --            (29)             --
Merger with Predecessor Lincoln Life & Annuity Company of New York             --              --            581              --
Cumulative effect of adoption of SOP 05-1                                      (1)             --             --              --
Comprehensive income (loss)                                                    81              53             (7)             (4)
Less other comprehensive income (loss), net of tax                            (21)             11            (10)            (17)
                                                                          -------         -------        -------         -------
  Net income                                                                  102              42              3              13
Dividends declared                                                             --              --             --              (5)
                                                                          -------         -------        -------         -------
    Balance at end-of-period                                                  724             623            581              26
                                                                          -------         -------        -------         -------

NET UNREALIZED GAIN (LOSS) ON AVAILABLE-FOR-SALE SECURITIES
Balance at beginning-of-period                                                 14               3             10              27
Merger with Predecessor Lincoln Life & Annuity Company of New York             --              --              3              --
Change during the period                                                      (22)             11            (10)            (17)
                                                                          -------         -------        -------         -------
    Balance at end-of-period                                                   (8)             14              3              10
                                                                          -------         -------        -------         -------

NET UNREALIZED GAIN ON DERIVATIVE INSTRUMENTS
Balance at beginning-of-period                                                 --              --             --              --
Change during the period                                                        1              --             --              --
                                                                          -------         -------        -------         -------
    Balance at end-of-period                                                    1              --             --              --
                                                                          -------         -------        -------         -------
      Total stockholder's equity at end-of-period                         $ 1,657         $   872        $   819         $   217
                                                                          =======         =======        =======         =======

                 See accompanying Notes to Financial Statements

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS
                                  (IN MILLIONS)

                                                                                          PERIOD FROM   PERIOD FROM
                                                                              FOR THE       APRIL 3      JANUARY 1      FOR THE
                                                                             YEAR ENDED     THROUGH       THROUGH      YEAR ENDED
                                                                            DECEMBER 31,   DECEMBER 31,   APRIL 2,     DECEMBER 31,
                                                                                2007          2006          2006          2005
                                                                            -----------   ------------  ------------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                     $ 102         $  42         $   3         $  13
Adjustments to reconcile net income to net cash provided by operating activities:
    Deferred acquisition costs and value of business acquired deferrals
      and interest, net of amortization                                          (46)          (34)           (4)           (9)
    Change in accrued investment income                                          (23)            1            (1)            1
    Change in contract accruals                                                   49            46             1            (5)
    Change in contract holder funds                                              (51)          (12)            5            25
    Change in amounts recoverable from reinsurers                                (35)          (12)           --             1
    Change in federal income tax accruals                                         59             8             5             3
    Stock-based compensation expense                                              --            --             1            --
    Depreciation, amortization and accretion, net                                  1            (1)            1             3
    Realized loss                                                                 19             1            --             4
    Other                                                                         --            (3)           (4)            4
                                                                               -----         -----         -----         -----
      Net adjustments                                                            (27)           (6)            4            27
                                                                               -----         -----         -----         -----
        Net cash provided by operating activities                                 75            36             7            40
                                                                               -----         -----         -----         -----

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                      (734)         (349)           (8)         (205)
Sales of available-for-sale securities                                           143            84            12           135
Maturities of available-for-sale securities                                      550           212            16           117
Purchases of other investments                                                   (82)          (11)           --          (114)
Sales or maturities of other investments                                          79            13             4           104
Cash acquired from merger                                                         --            12            --            --
Other                                                                             --            (6)           --            (1)
                                                                               -----         -----         -----         -----
        Net cash provided by (used in) investing activities                      (44)          (45)           24            36
                                                                               -----         -----         -----         -----

CASH FLOWS FROM FINANCING ACTIVITIES
Universal life and investment contract deposits                                  541           395            27           124
Universal life and investment contract withdrawals                              (412)         (296)          (65)         (197)
Investment contract transfers                                                    (74)          (45)           --            --
Dividends paid                                                                    --            --            --            (5)
                                                                               -----         -----         -----         -----
        Net cash provided by (used in) financing activities                       55            54           (38)          (78)
                                                                               -----         -----         -----         -----
         Net increase (decrease) in cash and invested cash                        86            45            (7)           (2)
                                                                               -----         -----         -----         -----
         Cash and invested cash at beginning-of-period                            43            (2)            5             7
                                                                               -----         -----         -----         -----
            Cash and invested cash at end-of-period                            $ 129         $  43         $  (2)        $   5
                                                                               =====         =====         =====         =====

                 See accompanying Notes to Financial Statements

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Lincoln Life & Annuity Company of New York ("LLANY" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Ultimate Parent"), and formerly referred to as Jefferson-Pilot LifeAmerica Insurance Company ("JPLA"), is domiciled in the state of New York. LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability). These products are marketed primarily through personal producing general agents and brokers throughout the U.S.

BASIS OF PRESENTATION

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). On April 3, 2006, LNC completed its merger with Jefferson-Pilot Corporation ("Jefferson-Pilot"). At that time, JPLA, a wholly-owned subsidiary of Jefferson Pilot Financial Insurance Company ("JPFIC"), a wholly-owned subsidiary of Jefferson-Pilot, became a wholly-owned subsidiary of LNC. Associated with the merger between LNC and Jefferson-Pilot, JPLA and the predecessor Lincoln Life & Annuity Company of New York ("predecessor LLANY") were merged into a single entity, effective April 2, 2007, with JPLA being the surviving entity, which was renamed to LLANY.

Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principle Board ("APB") Opinion No. 16, "Business Combinations"("APB Opinion No. 16"), provide a source of guidance for such transactions. In accordance with APB Opinion No. 16 the financial statements are presented as if LLANY completed the merger with predecessor LLANY on April 3, 2006 and we have included the results of operations and financial condition of predecessor LLANY in our financial statements beginning on April 3, 2006 and all comparative financial statements are restated and presented as if the entities had been previously combined, in a manner similar to a pooling-of-interests. The financial statements for the period from January 1 through April 2, 2006 and for the year ended December 31, 2005 exclude the results of operations and financial condition of predecessor LLANY.

Certain GAAP policies, which significantly affect the determination of financial position, results of operations and cash flows, are summarized below.

Certain amounts reported in prior years' financial statements have been reclassified to conform to the presentation adopted in the current year. These reclassifications have no effect on net income or stockholder's equity of the prior years.

LLANY also submits financial statements to insurance industry regulatory authorities. Those financial statements are prepared on the basis of statutory accounting practices ("SAP") and are significantly different from financial statements prepared in accordance with GAAP. See Note 17 for additional discussion on SAP.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred policy acquisition costs ("DAC"), goodwill, value of business acquired ("VOBA"), future contract benefits and other contract holder funds, deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS

For all business combination transactions, not involving entities under common control, initiated after June 30, 2001, the purchase method of accounting has been used, and accordingly, the assets and liabilities of the acquired company have been recorded at their estimated fair values as of the merger date. The fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. The financial statements include the results of operations of any acquired company since the acquisition date.

AVAILABLE-FOR-SALE SECURITIES

Securities classified as available-for-sale consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included as a separate component of accumulated other comprehensive income ("OCI"), net of associated DAC, VOBA, other contract holder funds and deferred income taxes. The fair value of actively traded securities is based on quoted market prices from observable market data or estimates from independent pricing services. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on management's judgment concerning: 1) the discount rate used in calculating expected future cash flows; 2) credit quality; 3) industry sector performance; and 4) expected maturity.

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. Realized gains and losses on the sale of investments are determined using the specific identification method.

We regularly review available-for-sale securities for impairments in value deemed to be other-than-temporary. The cost basis of

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securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to realized loss in net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the security is sold. However, in the event that the security is written down due to an interest-rate related impairment, the write-down is accreted through investment income over the life of the security. In evaluating whether a decline in value is other-than-temporary, we consider several factors including, but not limited to:
1) the severity (generally if greater than 20%) and duration (generally if greater than six months) of the decline; 2) our ability and intent to hold the security for a sufficient period of time to allow for a recovery in value; 3) the cause of the decline; and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer.

For asset-backed and mortgage-backed securities, included in the available-for-sale fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date plus anticipated future payments. Any adjustments resulting from changes in effective yield are reflected in net investment income.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. We do not accrue interest on impaired loans and loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income when received, depending on the assessment of the collectibility of the loan. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized loss on our Statements of Income.

POLICY LOANS

Policy loans are carried at unpaid principal balances.

REALIZED LOSS

Realized loss includes realized gains and losses from the sale of investments and net gains and losses on reinsurance embedded derivatives on Modco reinsurance arrangements. Realized loss is recognized in net income, net of associated amortization of DAC, VOBA, deferred sales inducements ("DSI") and DFEL and changes in other contract holder funds. Realized loss is also net of allocations of investment gains and losses to certain contract holders and certain reinsurance arrangements for which we have a contractual obligation.

DERIVATIVE INSTRUMENTS

We have certain variable annuity products with guaranteed minimum withdrawal benefits ("GMWB") and guaranteed income benefits ("GIB") features that are embedded derivatives. These derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.

See Note 5 for discussion on Derivative Instruments.

CASH AND CASH EQUIVALENTS

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

DAC, VOBA, DSI AND DFEL

Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred (i.e., DAC) to the extent recoverable. The methodology for determining the amortization of DAC varies by product type based on two different accounting pronouncements: SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS 97") and SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("SFAS 60"). Under SFAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are 14 to 20 years for the traditional,

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long surrender charge period products and 8 to 10 years for the more recent short-term or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Under SFAS 60, acquisition costs for traditional life insurance products, which include individual whole life, group business and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC balance or related amortization under SFAS 60 for fixed and variable payout annuities.

For all SFAS 97 and SFAS 60 contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract form adjusted for emerging experience and expected trends.

VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. VOBA is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products, (i.e., variable deferred annuities) and over the premium paying period for insurance products, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for VOBA vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. VOBA is amortized in a manner consistent with DAC. Both DAC and VOBA amortization is reported within underwriting, acquisition, insurance and other expenses on our Statements of Income.

The carrying amounts of DAC and VOBA are adjusted for the effect of realized gains and losses and the effects of unrealized gains and losses on debt securities classified as available-for-sale. Amortization expense of DAC and VOBA reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC and VOBA amortization within realized gains and losses reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility period to period in net realized gains and losses.

Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported in other assets on our Balance Sheets. DSI is amortized over the expected life of the contract as an expense in interest credited on our Statements of Income. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Contract sales charges that are collected in the early years of an insurance contract are deferred (referred to as "DFEL"), and are amortized into income over the life of the contract in a manner consistent with that used for DAC. The deferral and amortization of DFEL is reported within insurance fees on our Statements of Income.

See Note 2 for discussion of the adoption and impact of Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1").

On a quarterly basis, we may record an adjustment to the amounts included on our Balance Sheets for DAC, VOBA, DSI and DFEL with an offsetting benefit or charge to revenues or expenses for the impact of the difference between the estimates of future gross profits used in the prior quarter and the emergence of actual and updated estimates of future gross profits in the current quarter ("retrospective unlocking"). In addition, in the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for annuity and life insurance products with certain guarantees. These assumptions include investment margins, mortality, retention and rider utilization. Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL are adjusted with an offsetting benefit or charge to revenues or amortization expense to reflect such change ("prospective unlocking"). The distinction between these two types of unlocking is that retrospective unlocking is driven by the emerging experience period-over-period, while prospective unlocking is driven by changes in assumptions or projection models related to estimated future gross profits.

DAC, VOBA, DSI and DFEL are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. No significant impairments occurred during the three years ended December 31, 2007.

REINSURANCE

We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Balance Sheets and Statements of Income, respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL

We recognize the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or

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unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. When an impairment occurs, the carrying amounts are written down and a charge is recorded against net income using a combination of fair value and discounted cash flows. No impairments occurred during the three years ended December 31, 2007.

SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

Specifically identifiable intangible assets, net of accumulated amortization, are reported in other assets. The carrying values of specifically identifiable intangible assets are reviewed periodically for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: 1) the economic or competitive environments in which the company operates; 2) profitability analyses; 3) cash flow analyses; and 4) the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary.

PROPERTY AND EQUIPMENT

Property and equipment owned for company use is included in other assets on our Balance Sheets and is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include computer hardware and software and other property and equipment.

IMPAIRMENT OF LONG-LIVED ASSETS

We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until disposed of.

Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contract holders. Separate account assets are carried at fair value and the related liabilities are measured at an equivalent amount to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by us with respect to certain accounts. See Note 10 for additional information regarding arrangements with contractual guarantees. The revenues earned for administrative and contract holder maintenance services performed for these separate accounts are included in insurance fees on our Statements of Income.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

The liabilities for future contract benefits and claim reserves for universal and variable universal life insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.00% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 10.00%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing guaranteed minimum death benefit ("GMDB") features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.

With respect to our future contract benefits and other contract holder funds, we continually review: 1) overall reserve position; 2) reserving techniques; and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2007 and 2006, participating policies comprised approximately 4% and 1% of the face amount of insurance in force, and dividend expenses were $25 million, $5 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

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Universal life and variable universal life products with secondary guarantees represented approximately 15% of permanent life insurance in force as of December 31, 2007 and approximately 85% of sales for these products in 2007. Liabilities for the secondary guarantees on universal life-type products are calculated by multiplying the benefit ratio (present value of total expected secondary guarantee benefits over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

COMMITMENTS AND CONTINGENCIES

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

PREMIUMS AND FEES ON INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS

Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that have been assessed and earned against contract account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

PREMIUMS ON TRADITIONAL LIFE INSURANCE PRODUCTS

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the contract holder.

BENEFITS

Benefits for universal life and other interest-sensitive life insurance products includes benefit claims incurred during the period in excess of contract account balances. Benefits also includes the change in reserves for life insurance products with secondary guarantee benefits and annuity products with guaranteed benefits, such as GMDB, and the change in fair values of guarantees for annuity products with GMWB and GIB. For traditional life, group health and disability income products, benefits and expenses, other than DAC and VOBA, are recognized when incurred in a manner consistent with the related premium recognition policies.

INTEREST CREDITED

Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in the general account during 2005 through 2007 ranged from 3.00% to 9.00%.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Our employees participate in the pension and postretirement benefit plans which are sponsored by LNC and LNL. Pursuant to the accounting rules for obligations to employees under LNC's various pension and other postretirement benefit plans, LNC is required to make a number of assumptions to estimate related liabilities and expenses. LNC uses assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is initially established at the beginning of the plan year based on historical and projected future rates of return and is the average rate of earnings expected on the funds invested or to be invested in the plan. The calculation of LNC's accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate. See Note 15 for more information on our accounting for employee benefit plans.

STOCK-BASED COMPENSATION

We are included in LNC's consolidated incentive compensation plans. We expense our portion of the fair value of stock awards included in LNC's incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology. The fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. Stock-based compensation expense is reflected in underwriting, acquisition, insurance and other expenses on our Statements of Income. For additional information on stock-based incentive compensation see Note 16.

INCOME TAXES

We have elected to file consolidated federal and state income tax returns with LNC and its subsidiaries. Pursuant to an

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intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required to reduce the deferred tax asset to an amount that we expect, more likely than not, will be realized. See Note 6 for additional information.

2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

SOP 05-1 -- ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants issued SOP 05-1, which provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97. An internal replacement, defined by SOP 05-1, is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, VOBA, DFEL and DSI from the replaced contract must be written off. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

We adopted SOP 05-1 effective January 1, 2007. The adoption of SOP 05-1 did not have a material impact on our financial condition or results of operations.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 48 -- ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes a comprehensive model for how companies should recognize, measure, present and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. FIN 48 requires companies to determine whether it is "more likely than not" that an individual tax position will be sustained upon examination by the appropriate taxing authority prior to any part of the benefit being recognized in the financial statements. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that is greater than fifty percent likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. In addition, FIN 48 expands disclosure requirements to include additional information related to unrecognized tax benefits, including accrued interest and penalties, and uncertain tax positions where the estimate of the tax benefit may change significantly in the next twelve months. FIN 48 is effective for fiscal years beginning after December 15, 2006. We adopted FIN 48 effective January 1, 2007 by recording an increase in the liability for unrecognized tax benefits of less than $1 million on our Balance Sheets, offset by a reduction to the beginning balance of retained earnings. See Note 6 for more information regarding our adoption of FIN 48.

SFAS NO. 155 -- ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which permits fair value remeasurement for a hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. Under SFAS 155, an entity may make an irrevocable election to measure a hybrid financial instrument at fair value, in its entirety, with changes in fair value recognized in earnings. SFAS 155 also: (a) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (b) eliminates the interim guidance in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets," and establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are either freestanding derivatives or hybrid financial instruments that contain an embedded derivative requiring bifurcation; (c) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (d) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument.

We adopted the provisions SFAS 155 on January 1, 2007. Prior period restatement was not permitted. The adoption of SFAS 155 did not have a material impact on our financial condition or results of operations.

STAFF ACCOUNTING BULLETIN NO. 108 -- CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS

In September 2006, the U.S. Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for evaluating the effects of prior year uncorrected errors when quantifying misstatements in the current year financial statements. Under SAB 108, the impact of correcting misstatements occurring in the current period and those that have accumulated over prior periods must both be considered when quantifying the impact of misstatements in current period financial statements. SAB 108 is effective for fiscal years ending after November 15, 2006, and may be adopted by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006, with an offsetting adjustment to retained earnings. We adopted the provisions of SAB 108 as of December 31, 2006. The adoption of SAB 108 did not have a material effect on our financial statements.

SFAS NO. 123(R) -- SHARE-BASED PAYMENT

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which is a revision of SFAS No. 123, "Accounting for Stock-based Compensation" ("SFAS 123"). SFAS 123(R) requires us to recognize at fair value all costs resulting from share-based payments to employees, except for equity instruments held by employee share ownership plans. Similar to SFAS 123, under SFAS 123(R), the fair value of share-based payments is recognized as a reduction to earnings over the period an employee is required to provide service in exchange for the award. We had previously adopted the retroactive restatement method under SFAS No. 148, "Accounting for Stock-based Compensation -- Transition and Disclosure," and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

Effective January 1, 2006, we adopted SFAS 123(R), using the modified prospective transition method. Under that transition method, compensation cost recognized in 2006 includes: (a) compensation cost for all share-based payments granted prior to but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123 and (b) compensation cost for all share-based payments granted subsequent to January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(R). Results from prior periods have not been restated. The adoption of SFAS 123(R) did not have a material effect on our income before federal income taxes or net income.

SFAS 123(R) eliminates the alternative under SFAS 123 permitting the recognition of forfeitures as they occur. Expected forfeitures, resulting from the failure to satisfy service or performance conditions, must be estimated at the grant date, thereby recognizing compensation expense only for those awards expected to vest. In accordance with SFAS 123(R), we have included estimated forfeitures in the determination of compensation costs for all share-based payments. Estimates of expected forfeitures must be reevaluated at each balance sheet date, and any change in the estimates will be recognized retrospectively in net income in the period of the revised estimates.

Prior to the adoption of SFAS 123(R), we presented all tax benefits of deductions resulting from the exercise of stock options as operating cash flows on our Statements of Cash Flows. SFAS 123(R) requires the cash flows from tax benefits resulting from tax deductions in excess of the compensation costs recognized to be classified as financing cash flows. Our excess tax benefits are classified as financing cash flows, prospectively, on our Statements of Cash Flows for the years ended December 31, 2007 and 2006.

Our employees are included in LNC's various incentive plans. LNC issues share-based compensation awards under authorized plans, subject to specific vesting conditions. Generally, compensation expense is recognized ratably over a three-year vesting period, but recognition may be accelerated upon the occurrence of certain events. For awards that specify an employee will vest upon retirement and an employee is eligible to retire before the end of the normal vesting period, we record compensation expense over the period from the grant date to the date of retirement eligibility. As a result of adopting SFAS 123(R), we have revised the prior method of recording unrecognized compensation expense upon retirement and use the non-substantive vesting period approach for all new share-based awards granted after January 1, 2006. Under the non-substantive vesting period approach, we recognize compensation cost immediately for awards granted to retirement-eligible employees, or ratably over a period from the grant date to the date retirement eligibility is achieved. If we would have applied the non-substantive vesting period approach to all share based compensation awards granted prior to January 1, 2006, it would not have a material effect on our results of operations or financial position.

See Note 16 for more information regarding our stock-based compensation plans.

FASB STAFF POSITION FAS 115-1 AND FAS 124-1 -- THE MEANING OF
OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB issued FASB Staff Position ("FSP") Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"). The guidance in FSP 115-1 nullifies the accounting and measurement provisions of Emerging Issues Task Force ("EITF") No. 03-1 -- "The Meaning of Other-Than-Temporary Impairments and Its Application to Certain Investments" and supersedes EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." FSP 115-1 was effective for reporting periods beginning after December 15, 2005, on a prospective basis. Our existing policy for recognizing other-than-temporary impairments is consistent with the guidance in FSP 115-1, and includes the recognition of other than temporary impairments of securities resulting from credit related issues as well as declines in fair value related to rising interest rates, where we do not have the intent to hold the securities until either maturity or recovery. We adopted FSP 115-1 effective January 1, 2006. The adoption of FSP 115-1 did not have a material effect on our financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SFAS NO. 157 -- FAIR VALUE MEASUREMENTS

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement and enhances disclosures about fair value instruments. SFAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (exit price) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (entry price). Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. SFAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority, Level 1, is given to quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs, the lowest priority, include unobservable inputs in situations where there is little or no market activity for the asset or liability and the reporting entity makes estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk. We have certain guaranteed benefit features that, prior to January 1, 2008, were recorded using fair value pricing. These benefits will continue to be measured on a fair value basis with the adoption of SFAS 157, utilizing a number for Level 3, with some Level 2 inputs, which are reflective of the hypothetical market participant perspective for fair value measurement. In addition, SFAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. We adopted SFAS 157 for all of our financial instruments effective January 1, 2008 and expect to record between a $1 million and $8 million increase to net income attributable to changes in the fair value of indexed annuities reported in our Individual Markets --Annuities segment.

SFAS NO. 159 -- THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS 159"), which allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. In addition, the presentation and disclosure requirements of SFAS 159 are designed to assist in the comparison between entities that select different measurement attributes for similar types of assets and liabilities. SFAS 159 applies to fiscal years beginning after November 15, 2007, with early adoption permitted for an entity that has also elected to apply the provisions of SFAS 157. At the effective date, the fair value option may be elected for eligible items that exist on that date. Effective January 1, 2008, we elected not to adopt the fair value option for any existing financial assets or liabilities that existed as of January 1, 2008.

SFAS NO. 141(R) -- BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141(R) "Business Combinations" ("SFAS 141(R)") -- a revision to the FASB Statement SFAS No. 141 "Business Combinations" ("SFAS 141"), which aims to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. SFAS 141(R) retains the fundamental requirements of SFAS 141, broadens its scope by applying the acquisition method to all transactions and other events in which one entity obtains control over one or more other businesses, and requires, among other things, that assets acquired and liabilities assumed be measured at fair value as of the acquisition date, liabilities related to contingent consideration be recognized at the acquisition date and remeasured at fair value in each subsequent reporting period, acquisition-related costs be expensed as incurred and that income be recognized if the fair value of the net assets acquired exceeds the fair value of the consideration transferred. SFAS 141(R) applies to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period on or after December 15, 2008.

3. ACQUISITIONS AND REINSURANCE ASSUMPTION FROM LNL

ACQUISITIONS

JEFFERSON-PILOT MERGER

On April 3, 2006, LNC completed its merger with Jefferson-Pilot by acquiring 100% of the outstanding shares of Jefferson-Pilot in a transaction accounted for under the purchase method of accounting prescribed by SFAS 141. Associated with the merger between LNC and Jefferson-Pilot, LLANY and predecessor were merged into a single entity, effective April 2, 2007, with JPLA being the surviving entity, which was renamed to LLANY.

SFAS 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the merger date.

The fair value of LLANY's (formerly JPLA) net assets acquired in the merger was $232 million. Goodwill of $52 million resulted from the excess of purchase price over the fair value of net assets acquired. LNC paid a premium over the fair value of net assets for a number of potential strategic and financial benefits that are expected to be realized as a result of the merger including, but not limited to, the following:

- Greater size and scale with improved earnings diversification and strong financial flexibility;

-    Broader, more balanced product portfolio;

-    Larger distribution organization; and

- Value creation opportunities through expense savings and revenue enhancements across business units.

The following table summarizes the fair values of LLANY's (formerly JPLA) net assets acquired (in millions) as of the acquisition date:

                                                                     FAIR VALUE
                                                                     ----------
Investments                                                          $    1,307
Reinsurance recoverables                                                     10
Value of business acquired                                                   66
Goodwill                                                                     52
Other assets                                                                 24
Separate account assets                                                      22
Future contract benefits and other contract holder funds                 (1,221)
Income tax liabilities                                                       (3)
Accounts payable, accruals and other liabilities                             (3)
Separate account liabilities                                                (22)
                                                                     ----------
  Total purchase price                                               $      232
                                                                     ==========

The following table summarized the sale of LLANY's (formerly JPLA) stockholder's equity (in millions) as of the acquisition date:

                                                                      CARRYING
                                                                        VALUE
                                                                     ----------
Investments                                                          $    1,306
Reinsurance recoverables                                                     10
Deferred acquisition costs                                                   60
Value of business acquired                                                   11
Goodwill                                                                     20
Other assets                                                                 18
Separate account assets                                                      22
Future contract benefits and other contract holder funds                 (1,201)
Income tax liabilities                                                       (9)
Accounts payable, accruals and other liabilities                             (4)
Separate account liabilities                                                (22)
                                                                     ----------
Total sale of stockholder's equity                                   $      211
                                                                     ==========
Composition of stockholder's equity sold
Common stock                                                         $      182
Retained earnings                                                            29
                                                                     ----------
                                                                     $      211
                                                                     ==========

The goodwill (in millions) resulting from the merger was allocated to the following segments:

                                                                     FAIR VALUE
                                                                     ----------
Individual Markets:
Life Insurance                                                       $       43
Annuities                                                                     9
                                                                     ----------
  Total goodwill                                                     $       52
                                                                     ==========

PREDECESSOR LLANY MERGER

The carrying value of predecessor LLANY's net assets that were merged into LLANY (formerly JPLA) was $586 million. The following table summarizes the acquired values of predecessor LLANY's net assets (in millions) as of April 3, 2006:

                                                                      CARRYING
                                                                        VALUE
                                                                     ----------
Investments                                                          $    2,356
Reinsurance recoverables                                                     98
Value of business acquired                                                  277
Goodwill                                                                    110
Other assets                                                                 75
Separate account assets                                                   1,348
Future contract benefits and other contract holder funds                 (2,271)
Income tax liabilities                                                      (34)
Accounts payable, accruals and other liabilities                            (25)
Separate account liabilities                                             (1,348)
                                                                     ----------
  Total net assets acquired                                          $      586
                                                                     ==========

The goodwill (in millions) that was merged into LLANY was allocated to the following segments:

                                                                      CARRYING
                                                                        VALUE
                                                                     ----------
Individual Markets:
Life Insurance                                                       $       93
Annuities                                                                    17
                                                                     ----------
  Total goodwill                                                     $      110
                                                                     ==========

REINSURANCE ASSUMPTION FROM LNL

Effective March 1, 2007, LNL ceded to predecessor LLANY, through an assignment and assumption agreement, certain blocks of individual and group life business. This assumption was a non-cash transaction. The following table summarizes the amounts (in millions) assumed from LNL:

                                                                      ACQUIRED
                                                                        VALUE
                                                                     ----------
Investments                                                          $    2,510
Policy loans                                                                209
Deferred acquisition costs and value of business acquired                   366
Accrued investment income                                                    11
Reinsurance recoverables                                                    370
Other assets                                                                 22
Future contract benefits and other contract holder funds                 (2,701)
Other liabilities                                                           (83)
                                                                     ----------
  Total capital contribution                                         $      704
                                                                     ==========

The caption capital contribution, in the accompanying Consolidated Statements of Stockholder's Equity, includes the $704 million presented above as well as a $2 million capital contribution for an unrelated matter.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities (in millions) were as follows:

                                                    AS OF DECEMBER 31, 2007
                                          -----------------------------------------
                                                       GROSS UNREALIZED
                                          AMORTIZED    -----------------     FAIR
                                             COST      GAINS      LOSSES     VALUE
                                          ---------    ------     ------     ------
  Corporate bonds                           $4,481     $   94     $   94     $4,481
  U.S. Government bonds                         31          2         --         33
  Foreign government bonds                      46          6         --         52
  Asset and mortgage-backed securities       1,169         15         32      1,152
  State and municipal bonds                     37          1         --         38
  Redeemable preferred stocks                    3         --         --          3
                                            ------     ------     ------     ------
    Total fixed maturity securities          5,767        118        126      5,759
Equity securities                                3         --          1          2
                                            ------     ------     ------     ------
    Total available-for-sale securities     $5,770     $  118     $  127     $5,761
                                            ======     ======     ======     ======

                                                   AS OF DECEMBER 31, 2006
                                          -----------------------------------------
                                                       GROSS UNREALIZED
                                          AMORTIZED    -----------------     FAIR
                                             COST      GAINS      LOSSES     VALUE
                                          ---------    ------     ------     ------
  Corporate bonds                           $2,610     $   48     $   18     $2,640
  U.S. Government bonds                         20         --         --         20
  Foreign government bonds                      15          3         --         18
  Asset and mortgage-backed securities         578          7          5        580
  State and municipal bonds                     27         --         --         27
  Redeemable preferred stocks                    3         --         --          3
  Affiliate bonds                                6         --         --          6
                                            ------     ------     ------     ------
    Total fixed maturity securities          3,259         58         23      3,294
Equity securities                                5         --         --          5
                                            ------     ------     ------     ------
    Total available-for-sale securities     $3,264     $   58     $   23     $3,299
                                            ======     ======     ======     ======

The amortized cost and fair value of available-for-sale fixed maturity securities by contractual maturities (in millions) were as follows:

                                                               AS OF DECEMBER 31, 2007
                                                            ----------------------------
                                                            AMORTIZED COST    FAIR VALUE
                                                            --------------    ----------
Due in one year or less                                         $  352          $  353
Due after one year through five years                            1,215           1,242
Due after five years through ten years                           1,239           1,241
Due after ten years                                              1,792           1,771
                                                                ------          ------
  Subtotal                                                       4,598           4,607
Asset and mortgage-backed securities                             1,169           1,152
                                                                ------          ------
    Total available-for-sale fixed maturity securities          $5,767          $5,759
                                                                ======          ======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of available-for-sale securities (in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                   AS OF DECEMBER 31, 2007
                                                              ---------------------------------------------------------------
                                                              LESS THAN OR EQUAL       GREATER THAN
                                                               TO TWELVE MONTHS        TWELVE MONTHS            TOTAL
                                                              -------------------   -------------------   -------------------
                                                                         GROSS                 GROSS                 GROSS
                                                              FAIR     UNREALIZED   FAIR     UNREALIZED   FAIR     UNREALIZED
                                                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                                              ------   ----------   ------   ----------   ------   ----------
  Corporate bonds                                             $1,109     $   51     $  698     $   43     $1,807     $   94
  Foreign government bonds                                         2         --         --         --          2         --
  Asset and mortgage-backed securities                           333         24        178          8        511         32
  State and municipal bonds                                        2         --          5         --          7         --
                                                              ------     ------     ------     ------     ------     ------
    Total fixed maturity securities                            1,446         75        881         51      2,327        126
Equity securities                                                  2          1         --         --          2          1
      Total available-for-sale securities                     $1,448     $   76     $  881     $   51     $2,329     $  127
                                                              ======     ======     ======     ======     ======     ======
Total number of securities in an unrealized loss position                                                               738
                                                                                                                     ======

                                                                                   AS OF DECEMBER 31, 2006
                                                              ---------------------------------------------------------------
                                                              LESS THAN OR EQUAL       GREATER THAN
                                                               TO TWELVE MONTHS        TWELVE MONTHS            TOTAL
                                                              -------------------   -------------------   -------------------
                                                                         GROSS                 GROSS                 GROSS
                                                              FAIR     UNREALIZED   FAIR     UNREALIZED   FAIR     UNREALIZED
                                                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                                              ------   ----------   ------   ----------   ------   ----------
  Corporate bonds                                             $  523     $    5     $  438     $   13     $  961     $   18
  U.S. Government bonds                                            9         --         --         --          9         --
  Foreign government bonds                                         1         --         --         --          1         --
  Asset and mortgage-backed securities                            93         --        171          5        264          5
  State and municipal bonds                                       --         --          8         --          8         --
  Affiliate bonds                                                  6         --         --         --          6         --
                                                              ------     ------     ------     ------     ------     ------
    Total fixed maturity securities                              632          5        617         18      1,249         23
Equity securities                                                 --         --         --         --         --         --
    Total available-for-sale securities                       $  632     $    5     $  617     $   18     $1,249     $   23
                                                              ======     ======     ======     ======     ======     ======
Total number of securities in an unrealized loss position                                                               581
                                                                                                                     ======

The fair value, gross unrealized losses (in millions) and number of available-for-sale securities, where the fair value had declined below amortized cost by greater than 20%, were as follows:

                                                               AS OF DECEMBER 31, 2007
                                                          ----------------------------------
                                                                      GROSS         NUMBER
                                                          FAIR      UNREALIZED        OF
                                                          VALUE       LOSSES      SECURITIES
                                                          -----     ----------    ----------
Less than six months                                       $18          $ 6            8
Six months or greater, but less than nine months            11            5           12
Nine months or greater, but less than twelve months          4            2            5
Twelve months or greater                                    23           11           16
                                                           ---          ---          ---
  Total available-for-sale securities                      $56          $24           41
                                                           ===          ===          ===

                                                                 AS OF DECEMBER 31, 2006
                                                          ----------------------------------
                                                                      GROSS         NUMBER
                                                          FAIR      UNREALIZED        OF
                                                          VALUE       LOSSES      SECURITIES
                                                          -----     ----------    ----------
Less than six months                                       $--          $--            2
Six months or greater, but less than nine months            --           --           --
Nine months or greater, but less than twelve months         --           --            1
Twelve months or greater                                    --           --            1
                                                           ---          ---           --
  Total available-for-sale securities                      $--          $--            4
                                                           ===          ===          ===

As described more fully in Note 1, we regularly review our investment holdings for other-than-temporary impairments. Based upon this review, the cause of the decline being principally attributable to changes in interest rates and credit spreads during the holding period and our current ability and intent to hold securities in an unrealized loss position for a period of timesufficient for recovery, we believe that these securities were not other-than-temporarily impaired as of December 31, 2007 and 2006.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the United States with the largest concentrations in Illinois, Texas and New York accounting for approximately 28% of mortgage loans as of December 31, 2007.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) were as follows:

                                                                 PERIOD FROM    PERIOD FROM
                                                    FOR THE        APRIL 3        JANUARY 1      FOR THE
                                                   YEAR ENDED      THROUGH         THROUGH     YEAR ENDED
                                                   DECEMBER 31,   DECEMBER 31,     APRIL 2,    DECEMBER 31,
                                                      2007           2006            2006         2005
                                                   -----------   ------------   -----------    -----------
Available-for-sale fixed maturity securities          $ 319          $ 140           $  17        $  73
Mortgage loans on real estate                            16             13               1            4
Policy loans                                             21              8               1            2
Invested cash                                             4              2              --           --
Other investments                                         2              1              --           --
                                                      -----          -----           -----        -----
  Total investment income                               362            164              19           79
Investment expense                                       --             (3)             --           (1)
                                                      -----          -----           -----        -----
    Net investment income                             $ 362          $ 161           $  19        $  78
                                                      =====          =====           =====        =====

REALIZED LOSS

The detail of the realized loss (in millions) was as follows:

                                                                         PERIOD FROM   PERIOD FROM
                                                            FOR THE        APRIL 3      JANUARY 1       FOR THE
                                                           YEAR ENDED      THROUGH       THROUGH       YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,    APRIL 2,     DECEMBER 31,
                                                              2007           2006          2006          2005
                                                          -----------    -----------   -----------    -----------
Available-for-sale fixed maturity securities:
  Gross gains                                                $   6          $   2         $  --         $  --
  Gross losses                                                 (29)            (2)           --            (4)
Gain on other investments                                       --              1            --            --
Associated amortization of DAC, VOBA, DSI, DFEL and
  changes in other contract holder funds                         4             (2)           --            --
                                                             -----          -----         ---           ---
    Total realized loss                                      $ (19)         $  (1)        $  --         $  (4)
                                                             =====          =====         ===           =====
Write-downs for other-than-temporary impairments
  included in realized loss on investments above             $ (27)         $  (2)        $  --         $  --
                                                             =====          =====         ===           ===

INVESTMENT COMMITMENTS

As of December 31, 2007, our investment commitments, primarily mortgage loans on real estate, were $12 million.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2007 and 2006, we did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the United States.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $13 million and $1 million as of December 31, 2007 and 2006, respectively.

5. DERIVATIVE INSTRUMENTS

We have certain variable annuity products with GMWB and GIB features that are embedded derivatives. As of December 31, 2007 and 2006, we have embedded derivative instruments of $12 million and $2 million, respectively. The change in fair value of the embedded derivatives flows through net income as benefits on our Statements of Income. As of December 31, 2007 and 2006, we had approximately $1.1 billion and $737 million, respectively, of separate account values that were attributable to variable annuities with a GMWB feature. As of December 31, 2007 and 2006, we had approximately $43 million and $20 million, respectively, of separate account values that were attributable to variable annuities with a GIB feature. All of the outstanding contracts with a GIB feature are still in the accumulation phase.

6. FEDERAL INCOME TAXES

Federal income tax expense (in millions) was as follows:

                                                              PERIOD FROM   PERIOD FROM
                                                 FOR THE        APRIL 3      JANUARY 1        FOR THE
                                                YEAR ENDED      THROUGH       THROUGH        YEAR ENDED
                                               DECEMBER 31,   DECEMBER 31,    APRIL 2,      DECEMBER 31,
                                                   2007          2006           2006           2005
                                               -----------    -----------   ------------    -----------
Current                                            $27           $(8)           $--            $ 5
Deferred                                            25            27              2              3
                                                   ---           ---            ---            ---
    Total federal income tax expense               $52           $19            $ 2            $ 8
                                                   ===           ===            ===            ===

The effective tax rate on pre-tax income was different than the prevailing corporate federal income tax rate. A reconciliation of this difference (dollars in millions) was as follows:

                                                              PERIOD FROM   PERIOD FROM
                                                 FOR THE        APRIL 3       JANUARY 1      FOR THE
                                               YEAR ENDED      THROUGH        THROUGH       YEAR ENDED
                                               DECEMBER 31,   DECEMBER 31,    APRIL 2,      DECEMBER 31,
                                                   2007          2006           2006           2005
                                               -----------    -----------   ------------    -----------
Tax rate of 35% times pre-tax income               $54           $21            $ 2            $ 7
Effect of:
  Tax-preferred investment income                   (2)           (1)            --             --
  Other items                                       --            (1)            --              1
                                                   ---           ---            ---            ---
    Provision for income taxes                     $52           $19            $ 2            $ 8
                                                   ===           ===            ===            ===
Effective tax rate                                  34%           31%            35%            36%

The federal income tax liability (in millions), which is included in other liabilities on our Balance Sheets, was as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                   2007        2006
                                                  ------      ------
Current                                           $  (32)     $   11
Deferred                                            (141)        (62)
                                                  ------      ------
    Total federal income tax liability            $ (173)     $  (51)
                                                  ======      ======

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                                   AS OF DECEMBER 31,
                                                                   ------------------
                                                                    2007        2006
                                                                   ------      ------
DEFERRED TAX ASSETS
Future contract benefits and other contract holder funds           $  140      $   62
Investments                                                            12           1
Capital loss carryforwards                                             --           1
Compensation and benefit plans                                          1           1
Ceding commission asset                                                 2           2
Net unrealized loss on available-for-sale securities                    1          --
Other                                                                   1           2
                                                                   ------      ------
    Total deferred tax assets                                         157          69
                                                                   ------      ------
DEFERRED TAX LIABILITIES
DAC                                                                   104          53
VOBA                                                                  176          62
Net unrealized gain on available-for-sale securities                   --          12
Other                                                                  18           4
                                                                   ------      ------
    Total deferred tax liabilities                                    298         131
                                                                   ------      ------
      Net deferred tax liability                                   $  141      $   62
                                                                   ======      ======

As of April 2, 2007, we have elected to file consolidated federal income tax returns with LNC and its subsidiaries. Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. Prior to April 3, 2006, with the exception of predecessor LLANY, we were part of a consolidated Federal income tax filing with Jefferson-Pilot and its subsidiaries. Effective as of the merger date, with the exception of predecessor LLANY, we were part of a consolidated Federal income tax filing with JPFIC until April 2, 2007. Predecessor LLANY filed its tax return as part of a consolidated Federal income tax filing with its common parent, LNC.

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. As of December 31, 2007 and 2006, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary as of December 31, 2007 and 2006.

As discussed in Note 2, we adopted FIN 48 on January 1, 2007 and had unrecognized tax benefits of $10 million, of which $3 million, if recognized, would impact our income tax expense and our effective tax rate. We anticipate no change to our unrecognized tax benefits within the next 12 months.

A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                         FOR THE YEAR
                                                             ENDED
                                                          DECEMBER 31,
                                                              2007
                                                         -------------
Balance at beginning-of-year                                 $  10
   Increase for prior year tax positions                         1
   Increase for current year tax positions                      11
                                                             -----
Balance at end-of-year                                       $  22
                                                             =====

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. During the year ended December 31, 2007, we recognized interest and penalty expense related to uncertain tax positions of $1 million. We recognized no interest and penalty expense related to uncertain tax positions during the years ended December 31, 2006 and 2005. We had accrued interest and penalty expense related to the unrecognized tax benefits of $2 million and $1 million as of December 31, 2007 and 2006, respectively.

The LNC consolidated group is subject to annual tax examinations from the Internal Revenue Service ("IRS"). During the first quarter of 2006, the IRS completed its examination for the tax years 1999 through 2002 with assessments resulting in a payment that was not material to the results of operations. In addition to taxes assessed and interest, the payment included a deposit relating to a portion of the assessment, which LNC continues to challenge. LNC believes this portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. We do not anticipate that any adjustments that might result from such audits would be material to our results of operations or financial condition. The LNC consolidated group is currently under audit by the IRS for years 2003 and 2004. The former Jefferson-Pilot and its subsidiaries are currently under examination by the IRS for the years 2004 and 2005.

7. DAC, VOBA AND DSI

Changes in DAC (in millions) were as follows:

                                                                                          PERIOD FROM   PERIOD FROM
                                                                             FOR THE        APRIL 3      JANUARY 1       FOR THE
                                                                            YEAR ENDED      THROUGH       THROUGH       YEAR ENDED
                                                                           DECEMBER 31,   DECEMBER 31,    APRIL 2,     DECEMBER 31,
                                                                              2007           2006           2006           2005
                                                                           -----------    -----------   ------------   -----------
Balance at beginning-of-period                                               $ 197          $  60          $  53          $  37
  Cumulative effect of adoption of SOP 05-1                                     (1)            --             --             --
  Purchase accounting adjustments                                               --            (60)            --             --
  Merger acquired value                                                         --            164             --             --
  Reinsurance assumption from LNL                                               14             --             --             --
  Deferrals                                                                    109             66              6             19
  Amortization, net of interest:
    Unlocking                                                                    1             (1)            --             (2)
    Other amortization                                                         (35)           (22)            (2)            (6)
  Adjustment related to realized (gains) losses on available-for-sale
    securities                                                                   3             (2)            --             --
  Adjustment related to unrealized (gains) losses on available-for-sale
    securities                                                                  18             (8)             3              5
                                                                             -----          -----          -----          -----
      Balance at end-of-period                                               $ 306          $ 197          $  60          $  53
                                                                             =====          =====          =====          =====

Changes in VOBA (in millions) were as follows:

                                                                                          PERIOD FROM   PERIOD FROM
                                                                            FOR THE        APRIL 3       JANUARY 1       FOR THE
                                                                           YEAR ENDED      THROUGH        THROUGH      YEAR ENDED
                                                                           DECEMBER 31,   DECEMBER 31,    APRIL 2,     DECEMBER 31,
                                                                              2007           2006           2006          2005
                                                                           -----------    -----------   ------------   -----------
Balance at beginning-of-period                                               $ 169          $  12          $  11         $  12
  Purchase accounting adjustments                                               --             54             --            --
  Merger acquired value                                                         --            114             --
  Reinsurance assumption from LNL                                              352
  Deferrals                                                                      4              5             --            --
  Amortization:
    Unlocking                                                                   13              1             --            --
    Other amortization                                                         (70)           (22)            --            (2)
  Accretion of interest                                                         24              7             --            --
  Adjustment related to realized gains on available-for-sale securities          1             --             --            --
  Adjustment related to unrealized (gains) losses on available-for-sale
    securities                                                                  --             (2)             1             1
                                                                             -----          -----          -----         -----
      Balance at end-of-period                                               $ 493          $ 169          $  12         $  11
                                                                             =====          =====          =====         =====

Estimated future amortization of VOBA, net of interest, (in millions) as of December 31, 2007 was as follows:

2008                                                      $48
2009                                                       44
2010                                                       42
2011                                                       34
2012                                                       32
Thereafter                                                293
                                                         ----
    Total                                                $493
                                                         ====

Changes in DSI (in millions) were as follows:

                                                       PERIOD FROM   PERIOD FROM
                                         FOR THE        APRIL 3       JANUARY 1       FOR THE
                                        YEAR ENDED      THROUGH        THROUGH      YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31,    APRIL 2,     DECEMBER 31,
                                           2007           2006           2006          2005
                                        -----------    -----------   -----------    -----------
Balance at beginning-of-period             $ 11           $  2           $  2          $  1
  Purchase accounting adjustments            --              6             --            --
  Deferrals                                   4              4             --             1
  Amortization, net of interest              (1)            (1)            --            --
                                           ----           ----           ----          ----
    Balance at end-of-period               $ 14           $ 11           $  2          $  2
                                           ====           ====           ====          ====

8. REINSURANCE

Reinsurance transactions included in insurance premiums (in millions), were as follows:

                                                                     PERIOD FROM     PERIOD FROM
                                                      FOR THE          APRIL 3        JANUARY 1       FOR THE
                                                     YEAR ENDED        THROUGH         THROUGH       YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,      APRIL 2,      DECEMBER 31,
                                                         2007            2006            2006           2005
                                                     -----------     -----------     -----------     -----------
Reinsurance assumed                                     $  --           $  --           $  --          $  --
Reinsurance ceded                                        (113)            (39)             (1)            (4)
                                                        -----           -----           -----          -----
  Net reinsurance premiums and fees                     $(113)          $ (39)          $  (1)         $  (4)
                                                        =====           =====           =====          =====
Reinsurance recoveries netted against benefits          $ 162           $  82           $  18          $  64
                                                        =====           =====           =====          =====

We cede the portion of risks exceeding our retention limits to other insurers. We seek reinsurance coverage within the businesses that sell life insurance in order to limit our exposure to mortality losses and enhance our capital management.

Under our reinsurance program, we reinsure approximately 50% to 55% of the mortality risk on newly issued non-term life insurance contracts and approximately 45% to 50% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $10 million on a single insured life issued on fixed and variable universal life insurance contracts. Additionally, the retention per single insured life for term life insurance and for corporate owned life insurance is $2 million for each type of insurance. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2007, the reserves associated with these reinsurance arrangements totaled $12 million. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits.

For details on the reinsurance assumption from LNL, which was effective March 1, 2007, See Note 3.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us. We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.

9. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                        FOR THE YEAR ENDED DECEMBER 31, 2007
                                       ---------------------------------------
                                        BALANCE
                                           AT         PURCHASE
                                       BEGINNING-    ACCOUNTING     BALANCE AT
                                        OF-YEAR     ADJUSTMENTS    END-OF-YEAR
                                       ----------   -----------    -----------
Individual Markets:
  Life Insurance                         $ 137         $ (1)          $ 136
  Annuities                                 27           (1)             26
                                         -----         ----           -----
    Total goodwill                       $ 164         $ (2)          $ 162
                                         =====         ====           =====

                                                FOR THE YEAR ENDED DECEMBER 31, 2006
                                       ------------------------------------------------------
                                        BALANCE                     ACQUIRED
                                           AT        PURCHASE       VALUE OF
                                       BEGINNING-   ACCOUNTING     PREDECESSOR    BALANCE AT
                                        OF-YEAR     ADJUSTMENTS       LLANY       END-OF-YEAR
                                       ----------   -----------    -----------    -----------
Individual Markets:
  Life Insurance                         $  19         $  25          $  93          $ 137
  Annuities                                 --            10             17             27
                                         -----         -----          -----          -----
    Total goodwill                       $  19         $  35          $ 110          $ 164
                                         =====         =====          =====          =====

The gross carrying amount and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by segment was as follows:

                                                           AS OF DECEMBER 31,
                                           ---------------------------------------------------
                                                     2007                       2006
                                           -----------------------    ------------------------
                                            GROSS                      GROSS
                                           CARRYING    ACCUMULATED    CARRYING     ACCUMULATED
                                            AMOUNT    AMORTIZATION     AMOUNT     AMORTIZATION
                                           --------   ------------    --------    ------------
Individual Markets-- Life Insurance:
  Sales force                                $7           $--            $7            $--

Future estimated amortization of the specifically identifiable intangible asset was immaterial as of December 31, 2007.

10. SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

We issue variable contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of GMDB, GMWB and GIB features. The GMDB features include those where we contractually guarantee to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"), (b) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (c) the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

Information in the event of death on the GMDB features outstanding (dollars in millions) was as follows:

                                                           FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                          ----------------------
                                                            2007          2006
                                                          --------      --------
RETURN OF NET DEPOSITS
Separate account value                                      $1,499        $1,217
Net amount at risk(1)                                            3             1
Average attained age of contract holders                  51 YEARS      49 years
MINIMUM RETURN
Average attained age of contract holders                  76 YEARS      76 years
Guaranteed minimum return                                       5%            5%
ANNIVERSARY CONTRACT VALUE
Separate account value                                      $1,050          $864
Net amount at risk(1)                                           11             2
Average attained age of contract holders                  64 YEARS      64 years

---------------
(1) Represents the amount of death benefit in excess of the current account balance at the balance sheet date.

The determination of GMDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GMDB (in millions) which were recorded in future contract benefits on our Balance Sheets:

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ----------------------
                                                            2007          2006
                                                          --------      --------
Balance at beginning-of-year                                $  1          $ --
  Changes in reserves                                         --             1
                                                            ----          ----
Balance at end-of-year                                      $  1          $  1
                                                            ====          ====

The changes to the benefit reserves amounts above are reflected in benefits on our Statements of Income.

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                                             AS OF DECEMBER 31,
                                                          ----------------------
                                                            2007          2006
                                                          --------      --------
Asset Type
Domestic equity                                            $1,118        $  839
International equity                                          232           148
Bonds                                                         253           190
Money market                                                  206           148
                                                           ------        ------
  Total                                                    $1,809        $1,325
                                                           ======        ======

Percent of total variable annuity separate account values      85%           81%

11. OTHER CONTRACT HOLDER FUNDS

Details of other contract holder funds (in millions) were as follows:

                                                             AS OF DECEMBER 31,
                                                          ----------------------
                                                            2007          2006
                                                          --------      --------
Account values and other contract holder funds             $4,613        $3,041
Deferred front-end loads                                       48            32
Contract holder dividends payable                             165            32
Premium deposit funds                                          13             1
Undistributed earnings on participating business               26             7
                                                           ------        ------
Total other contract holder funds                          $4,865        $3,113
                                                           ======        ======

12. CONTINGENCIES AND COMMITMENTS

REGULATORY AND LITIGATION MATTERS

Federal and state regulators continue to focus on issues relating to fixed and variable insurance products, including, but not limited to, suitability, replacements and sales to seniors. Like others in the industry, we have received inquiries including requests for information regarding sales to seniors from the Financial Industry Regulation Authority. We are in the process of responding to these inquiries. We continue to cooperate fully with such authority.

In the ordinary course of business, we are involved in various pending or threatened legal proceedings, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting our financial position. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

OTHER CONTINGENCY MATTERS

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions.

VULNERABILITY FROM CONCENTRATIONS

As of December 31, 2007, we did not have a concentration of: 1) business transactions with a particular customer or lender or 2) sources of supply of labor or services used in the business. However, we do have a concentration in market and geographic area in which business is conducted. For the year ended December 31, 2007, approximately 68% of the premiums, on the basis of SAP, were generated in New York and New Jersey.

13. STOCKHOLDER'S EQUITY

The following summarizes the components and changes in accumulated OCI (in millions):

                                                                                           PERIOD FROM   PERIOD FROM
                                                                              FOR THE        APRIL 3      JANUARY 1     FOR THE
                                                                             YEAR ENDED      THROUGH       THROUGH     YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,    APRIL 2,    DECEMBER 31,
                                                                                2007          2006          2006          2005
                                                                             -----------   -----------   -----------   -----------
UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES
Balance at beginning-of-period                                                  $ 14          $  3          $ 10          $ 27
Other comprehensive income (loss):
  Unrealized holding gains (losses) arising during the year                      (67)           33           (16)          (37)
  Change in DAC, VOBA and other contract holder funds                             18           (15)            3             7
  Income tax (expense) benefit                                                    15            (8)            6            10
  Less:
    Reclassification adjustment for losses included in net income                (23)           --            --            (4)
    Associated amortization of DAC, VOBA, DSI, DFEL
      and changes in other contract holder funds                                   4            (2)           --            --
    Income tax benefit                                                             7             1            --             1
                                                                                ----          ----          ----          ----
      Balance at end-of-period                                                  $ (8)         $ 14          $  3          $ 10
                                                                                ====          ====          ====          ====

UNREALIZED GAINS ON DERIVATIVE INSTRUMENTS
Balance at beginning-of-period                                                   $--           $--           $--           $--
Other comprehensive income (loss):
  Unrealized holding gains arising during the year                                 5            --            --            --
  Change in DAC, VOBA and other contract holder funds                             (3)           --            --            --
  Income tax expense                                                              (1)           --            --            --
                                                                                ----          ----          ----          ----
      Balance at end-of-period                                                  $  1           $--           $--           $--
                                                                                ====           =             =             =

14. UNDERWRITING, ACQUISITION, INSURANCE AND OTHER EXPENSES

Details underlying underwriting, acquisition, insurance and other expenses (in millions) were as follows:

                                                                                          PERIOD FROM   PERIOD FROM
                                                                              FOR THE       APRIL 3      JANUARY 1       FOR THE
                                                                            YEAR ENDED      THROUGH       THROUGH      YEAR ENDED
                                                                            DECEMBER 31,  DECEMBER 31,    APRIL 2,     DECEMBER 31,
                                                                                2007          2006          2006           2005
                                                                            -----------   -----------   ------------   -----------
Commissions                                                                    $ 100         $  67         $   4         $  16
General and administrative expenses                                               60            38             4            13
DAC and VOBA deferrals and interest, net of amortization                         (46)          (34)           (4)           (9)
Taxes, licenses and fees                                                          10             6             2             2
                                                                               -----         -----         -----         -----
    Total underwriting, acquisition, insurance and other expenses              $ 124         $  77         $   6         $  22
                                                                               =====         =====         =====         =====

15. EMPLOYEE BENEFIT PLANS

Our employees are included in LNC's various benefit plans that provide for pension and other post-retirement benefit plans, 401(k) and profit sharing plans and deferred compensation plans.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

LNC maintains funded defined benefit pension plans for most of its U.S. employees, including LLANY employees. Effective January 1, 2002, the employees' pension plan was converted to a cash balance formula. Eligible employees retiring before 2012 will have their benefits, which were frozen effective December 31, 2007, calculated under both the old final average pay formula and the cash balance formula and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive their frozen benefit under the cash balance formula. Benefits under the cash balance formula will continue to accrue interest credits. Benefits under the final average pay formula are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the cash balance formula, employees have guaranteed account balances that earn annual benefit credits and interest credits each year. Annual benefit credits are based on years of service and base salary plus bonus.

The plans are funded by contributions to tax-exempt trusts. LNC's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions were intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Effective January 1, 2005, LNC amended the employees' pension plan to include 100% of eligible bonus amounts as compensation under the cash balance formula only.

During 2007 and 2006, LNC sponsored three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees, including LLANY employees: supplemental retirement plans, a salary continuation plan and supplemental executive retirement plans. As a result of LNC's merger with Jefferson-Pilot, LNC also sponsored an unfunded, nonqualified, supplemental retirement plan for certain former employees of Jefferson-Pilot.

The supplemental retirement plans provided defined benefit pension benefits in excess of limits imposed by Federal tax law.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for us for 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' postretirement plan was amended to provide that employees not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. Life insurance benefits for retirees are noncontributory for employees that attained the age of 50 by April 1, 2004, and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' postretirement plan was amended to require employees not yet age 50 with five years of service by the end of 2001 to pay the full medical and dental premium cost when they retire. Effective January 1, 2008, the postretirement plan providing benefits to former employees of Jefferson-Pilot was amended such that only employees attaining age 55 and having 10 years of service by December 31, 2007 who retire on or after age 60 with 15 years of service will be eligible to receive life insurance benefits when they retire.

401(k) AND PROFIT SHARING PLANS

LNC sponsors contributory defined contribution plans for eligible U.S. employees, including employees of LLANY. Our contributions to the employees' 401(k) plan is equal to 50% of each participant's pre-tax contribution, not to exceed 6% of eligible compensation, and is invested as directed by the participant. As of April 3, 2006, our contributions to the employees' 401(k) plan on behalf of the former JPLA employees were the same as the contribution provided to eligible predecessor

LLANY participants. An additional discretionary contribution of up to 100% may be made with respect to a participant's pre-tax contribution (up to 6% of base pay plus cash bonus). The amount of discretionary contribution varies according to whether LNC has met certain performance-based criteria as determined by the Compensation Committee of LNC's Board of Directors.

On May 1, 2007, simultaneous with the announcement of the freeze of the primary defined benefit pension plans, LNC announced a number of enhancements to the employees' 401(k) plan effective January 1, 2008. A number of new features will apply: 1) an increase in the basic employer match from $0.50 per each $1.00 that a participant contributes each pay period, up to 6% of eligible compensation, to $1.00 per each $1.00 that a participant contributes each pay period, up to 6% of eligible compensation (the 50% match will become a 100% match); 2) a guaranteed "core" employer contribution of 4% of eligible compensation per pay period which will be made regardless of whether the eligible employee elects to defer salary into the Plan; and 3) certain eligible employees will also qualify for a "transition" employer contribution between 0.2% and 8.0% of eligible compensation per pay. Eligibility to receive the additional transition employer contributions will be based on a combination of age and years of service, with a minimum 10-year service requirement for predecessor LLANY employees and a minimum 5-year service requirement for former JPLA employees. Eligibility for transition employer contributions will be determined based on age and service on December 31, 2007 (i.e., participants will not "grow" into transition credits thereafter). Transition employer contributions will cease on December 31, 2017. The discretionary employer match feature will be eliminated effective January 1, 2008.

Our expense for the 401(k) plan was not significant for the years ended December 31, 2007, 2006 and 2005.

DEFERRED COMPENSATION PLANS

LNC sponsors deferred compensation plans for certain U.S. employees, including employees of LLANY. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. Plan participants may select from a menu of "phantom" investment options (identical to those offered under LNC's qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of these plans, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. We make matching contributions to these plans based upon amounts placed into the deferred compensation plans by individuals when participants exceed applicable limits of the Internal Revenue Code. The amount of our contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Our expense for these plans was not significant for the years ended December 31, 2007, 2006 and 2005.

The terms of the deferred compensation plans provide that plan participants who select LNC stock as the measure for their investment return will receive shares of LNC stock in settlement of this portion of their accounts at the time of distribution. In addition, participants are precluded from diversifying any portion of their deferred compensation plan account that has been credited to the stock unit fund. Consequently, changes in value of LNC stock do not affect the expenses associated with this portion of the deferred compensation plans.

16. STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees are included in LNC's various incentive plans that provide for the issuance of stock options, stock incentive awards, stock appreciation rights ("SARs"), restricted stock awards, performance shares (performance-vested shares as opposed to time-vested shares) and deferred stock units -- also referred to as "restricted stock units". LNC has a policy of issuing new shares to satisfy option exercises. Total compensation expense for stock-based awards to our employees was not material for the years ended December 31, 2007, 2006 and 2005.

Outstanding options to acquire Jefferson-Pilot common stock that existed immediately prior to the date of the merger remain subject to their original terms and conditions, except that each of these stock options is now or will be exercisable for LNC common stock equal to the number of shares of Jefferson-Pilot common stock originally subject to such option multiplied by
1.0906 (rounded down to the nearest whole share), with the exercise price determined by dividing the exercise price of the Jefferson-Pilot options by
1.0906 (rounded up to the sixth decimal place). All Jefferson-Pilot employee and director stock options outstanding as of December 31, 2005 vested and became exercisable upon the closing of the merger. Grants of Jefferson-Pilot stock options in February 2006 did not vest upon closing and will generally continue to vest in one-third annual increments.

17. STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements on the basis of SAP prescribed or permitted by the New York Department of Insurance. The New York Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of New York. The state has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. SAP differs from GAAP primarily due to charging policy acquisition costs to expense as incurred instead of deferring them to the extent recoverable and amortizing them as described in Note 1 above, establishing future contract benefit liabilities using different actuarial assumptions and valuing investments on a different basis.

Our net loss as determined in accordance with SAP was $188 million for the year ended December 31, 2007. Our statutory capital and surplus was $833 million as of December 31, 2007. We utilize New York State's prescribed method for calculating annuity reserves, which caused statutory surplus to be lower than NAIC statutory surplus by $10 million as of December 31, 2007. We also use a practice permitted by the state of New York related to a more conservative valuation interest rate on certain annuities, which decreased statutory surplus by less than $1 million as of December 31, 2007. A new statutory reserving standard Actuarial Guideline VACARVM ("VACARVM") is being developed by the NAIC with an expected effective date of December 31, 2008. This standard could lead to lower risk-based capital ratios.

Prior to 2007, JPLA and predecessor LLANY prepared and filed separate statutory basis financial statements with the Insurance Departments of their states of domicile, New Jersey and New York, respectively. JPLA was redomiciled from New Jersey to New York, and predecessor LLANY was merged with and into JPLA in April 2007 and renamed LLANY.

Prior to 2007, JPLA prepared financial statements on the basis of SAP prescribed or permitted by the New Jersey Department of Insurance. JPLA's net loss as determined in accordance with SAP was $1 million for the period from January 1 through April 2, 2006, $26 million for the period from April 3, 2006 through December 31, 2006 and $1 million for the year ended December 31, 2005. As of December 31, 2006, JPLA's statutory capital and surplus was $69 million.

Prior to 2007, predecessor LLANY prepared financial statements on the basis of SAP prescribed or permitted by the New York Department of Insurance. Predecessor LLANY's net loss as determined in accordance with SAP for the nine months ended December 31, 2006 was $18 million. As of December 31, 2006, predecessor LLANY's statutory capital and surplus was $230 million. Predecessor LLANY utilized New York state's prescribed method for calculating annuity reserves and a permitted valuation interest rate on certain annuities, which caused statutory surplus to be lower than NAIC statutory surplus by $3 million and less than $1 million as of December 31, 2006, respectively.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by state of New York life insurance companies without 30-day notice to the Superintendent, who may disapprove. Dividends are paid as declared by its Board of Directors. No dividends were declared in 2007 or 2006.

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

FIXED MATURITY AND EQUITY SECURITIES

Fair values for fixed maturity securities are based upon quoted market prices, where available. The fair value of private placements are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. For securities that are not actively traded and are not private placements, fair values are estimated using values obtained from independent pricing services.

The fair values for equity securities are based on quoted market prices.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, quality of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

DERIVATIVE INSTRUMENTS

We employ several different methods for determining the fair value of our derivative instruments. Fair values for derivative contracts are based on current settlement values. These values are based on: 1) quoted market prices;
2) industry standard models that are commercially available; and 3) broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to determine the derivatives' current fair market value.

OTHER INVESTMENTS AND CASH AND INVESTED CASH

The carrying value of our assets classified as other investments and cash and invested cash on our Balance Sheets approximates their fair value. Other investments include limited partnership and other privately held investments that are accounted for using the equity method of accounting.

OTHER CONTRACT HOLDER FUNDS

Future contract benefits and other contract holder funds on our Balance Sheets include account values of investment contracts and certain guaranteed interest contracts. The fair values for the investment contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of other contract holder funds that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts, nor have we determined the fair value of such contracts.

SEPARATE ACCOUNTS

We report assets held in separate accounts at fair value. The related liabilities are reported at an amount equivalent to the separate account assets.

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                                AS OF DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                                        2007                                2006
                                                         ------------------------------      ------------------------------
                                                         CARRYING VALUE      FAIR VALUE      CARRYING VALUE      FAIR VALUE
                                                         --------------      ----------      --------------      ----------
ASSETS
Available-for-sale securities:
  Fixed maturities                                           $ 5,759           $ 5,759           $ 3,294           $ 3,294
  Equity                                                           2                 2                 5                 5
Mortgage loans on real estate                                    260               266               251               256
Other investments                                                  3                 3                 3                 3
Cash and invested cash                                           129               129                43                43
LIABILITIES
Other contract holder funds:
  Account value of certain investment contracts               (1,240)           (1,213)           (1,279)           (1,249)
  Remaining guaranteed interest and similar contracts            (46)              (46)              (24)              (24)
  Embedded derivative instruments - living benefits              (12)              (12)               (2)               (2)

19. SEGMENT INFORMATION

We provide products and services in two operating businesses, Individual Markets and Employer Markets, and report results through four business segments. We also have Other Operations which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

INDIVIDUAL MARKETS

The Individual Markets business provides its products through two segments:
Annuities and Life Insurance. The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering individual fixed annuities, including indexed annuities, and variable annuities. The Life Insurance segment offers wealth protection and transfer opportunities through term insurance, a linked-benefit product (which is a universal life insurance policy linked with riders that provide for long-term care costs) and both single and sur-vivorship versions of universal life and variable universal life.

EMPLOYER MARKETS

The Employer Markets business provides its products through two segments:
Retirement Products and Group Protection. The Retirement Products segment includes two major lines of business: Defined Contribution and Executive Benefits. The Defined Contribution business provides employer-sponsored fixed and variable annuities and mutual fund-based programs in the 401(k), 403(b) and 457 plan marketplaces through a wide range of intermediaries including advisors, consultants, brokers, banks, wirehouses, third-party administrators and individual planners. The Executive Benefits business offers corporate-owned universal and variable universal life insurance and bank-owned universal and variable universal life insurance to small to mid-sized banks and mid to large-sized corporations, mostly through executive benefit brokers. The Group Protection segment offers group term life, disability and dental insurance to employers.

OTHER OPERATIONS

Other Operations includes the financial data for operations that are not directly related to the business segments, unallocated corporate items (such as investment income on investments related to the amount of statutory surplus that is not allocated to our business units and other corporate investments).

Segment operating revenues and income from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Operating revenues are GAAP revenues excluding net realized gains and losses. Income from operations is GAAP net income excluding net realized investment gains and losses and the initial impact of the adoption of changes in accounting principles. Our management believes that operating revenues and income from operations explain the results of our ongoing businesses in a manner that allows for a better understanding of the underlying trends in our current businesses because the excluded items are unpredictable and not necessarily indicative of current operating fundamentals or future performance of the business segments, and in many instances, decisions regarding these items do not necessarily relate to the operations of the individual segments. Operating revenues and income from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

                                                 PERIOD FROM   PERIOD FROM
                                     FOR THE       APRIL 3      JANUARY 1     FOR THE
                                   YEAR ENDED      THROUGH       THROUGH     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,    APRIL 2,    DECEMBER 31,
                                       2007          2006          2006         2005
                                   -----------   -----------   -----------   -----------
REVENUES
Operating revenues:
  Individual Markets:
    Annuities                         $ 100         $  65         $  12        $  53
    Life Insurance                      476           152            12           48
                                      -----         -----         -----        -----
      Total Individual Markets          576           217            24          101
                                      -----         -----         -----        -----
  Employer Markets:
    Retirement Products                  58            41            --           --
    Group Protection                     29            15             4            6
                                      -----         -----         -----        -----
      Total Employer Markets             87            56             4            6
                                      -----         -----         -----        -----
    Other Operations                     21             4             1            4
Realized loss(1)                        (19)           (1)           --           (4)
                                      -----         -----         -----        -----
        Total revenues                $ 665         $ 276         $  29        $ 107
                                      =====         =====         =====        =====

---------------
(1)  See Note 4 for the pre-tax detail of the realized loss.

                                                 PERIOD FROM  PERIOD FROM
                                     FOR THE       APRIL 3     JANUARY 1       FOR THE
                                   YEAR ENDED      THROUGH      THROUGH      YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,   APRIL 2,     DECEMBER 31,
                                      2007          2006          2006          2005
                                   -----------   -----------   -----------   -----------
NET INCOME
Operating income:
  Individual Markets:
    Annuities                         $  15         $  14         $   1        $   4
    Life Insurance                       80            21             2           10
                                      -----         -----         -----        -----
      Total Individual Markets           95            35             3           14
                                      -----         -----         -----        -----
  Employer Markets:
    Retirement Products                   4             2            --           --
    Group Protection                      2             2            --           --
                                      -----         -----         -----        -----
      Total Employer Markets              6             4            --           --
                                      -----         -----         -----        -----
  Other Operations                       13             4            --            2
Realized loss(1)                        (12)           (1)           --           (3)
                                      -----         -----         -----        -----
        Net income                    $ 102         $  42         $   3        $  13
                                      =====         =====         =====        =====

---------------
(1)  See Note 4 for the pre-tax detail of the realized loss.

                                                                              PERIOD FROM   PERIOD FROM
                                                                   FOR THE      APRIL 3      JANUARY 1      FOR THE
                                                                 YEAR ENDED     THROUGH       THROUGH     YEAR ENDED
                                                                DECEMBER 31,  DECEMBER 31,    APRIL 2,    DECEMBER 31,
                                                                    2007         2006          2006          2005
                                                                -----------   -----------   -----------   -----------
NET INVESTMENT INCOME
Individual Markets:
  Annuities                                                         $ 58         $ 45          $ 12          $ 52
  Life Insurance                                                     230           73             6            22
                                                                    ----         ----          ----          ----
    Total Individual Markets                                         288          118            18            74
                                                                    ----         ----          ----          ----
Employer Markets:
  Retirement Products                                                 52           37            --            --
  Group Protection                                                     2            1            --            --
                                                                    ----         ----          ----          ----
    Total Employer Markets                                            54           38            --            --
                                                                    ----         ----          ----          ----
Other Operations                                                      20            5             1             4
                                                                    ----         ----          ----          ----
      Total net investment income                                   $362         $161          $ 19          $ 78
                                                                    ====         ====          ====          ====

                                                                              PERIOD FROM   PERIOD FROM
                                                                 FOR THE        APRIL 3      JANUARY 1      FOR THE
                                                                YEAR ENDED      THROUGH       THROUGH     YEAR ENDED
                                                                DECEMBER 31,  DECEMBER 31,    APRIL 2,    DECEMBER 31,
                                                                    2007         2006           2006          2005
                                                                -----------   -----------   -----------   -----------
AMORTIZATION OF DAC AND VOBA, NET OF INTEREST
Individual Markets:
  Annuities                                                         $12          $ 8            $ 1           $ 4
  Life Insurance                                                     49           25              1             6
                                                                    ---          ---            ---           ---
    Total Individual Markets                                         61           33              2            10
                                                                    ---          ---            ---           ---
Employer Markets:
  Retirement Products                                                 5            4             --            --
  Group Protection                                                    1           --             --            --
                                                                    ---          ---            ---           ---
    Total Employer Markets                                            6            4             --            --
                                                                    ---          ---            ---           ---
Other Operations                                                     --           --             --            --
                                                                    ---          ---            ---           ---
      Total amortization of DAC and VOBA, net of interest           $67          $37            $ 2           $10
                                                                    ===          ===            ===           ===

                                                                              PERIOD FROM   PERIOD FROM
                                                                  FOR THE       APRIL 3      JANUARY 1      FOR THE
                                                                YEAR ENDED      THROUGH       THROUGH     YEAR ENDED
                                                                DECEMBER 31,  DECEMBER 31,    APRIL 2,    DECEMBER 31,
                                                                    2007         2006          2006          2005
                                                                -----------   -----------   -----------   -----------
FEDERAL INCOME TAX EXPENSE
Individual Markets:
  Annuities                                                         $ 4           $ 5           $ 1           $ 2
  Life Insurance                                                     40            11             1             6
                                                                    ---           ---           ---           ---
    Total Individual Markets                                         44            16             2             8
                                                                    ---           ---           ---           ---
Employer Markets:
  Retirement Products                                                 1             1            --            --
  Group Protection                                                    1             1            --            --
                                                                    ---           ---           ---           ---
    Total Employer Markets                                            2             2            --            --
                                                                    ---           ---           ---           ---
Other Operations                                                      6             1            --            --
                                                                    ---           ---           ---           ---
      Total federal income tax expense                              $52           $19           $ 2           $ 8
                                                                    ===           ===           ===           ===

                                               AS OF DECEMBER 31,
                                             ----------------------
                                               2007           2006
                                             -------        -------
ASSETS
Individual Markets:
  Annuities                                  $ 3,059        $ 2,512
  Life Insurance                               5,478          2,383
                                             -------        -------
    Total Individual Markets                   8,537          4,895
                                             -------        -------
Employer Markets:
  Retirement Products                          1,350          1,284
  Group Protection                                 5             26
                                             -------        -------
    Total Employer Markets                     1,355          1,310
                                             -------        -------
Other Operations                                 584             70
                                             -------        -------
      Total assets                           $10,476        $ 6,275
                                             =======        =======

20. TRANSACTIONS WITH AFFILIATES

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Expenses are assigned based on specific methodologies for each function providing a service to us. The majority of the expenses are assigned based on the following methodologies: (1) assets by product; (2) assets under management;
(3) weighted number of policy applications; (4) weighted policies in force; and
(5) sales. This resulted in net payments of $54 million and $20 million for the years ended December 31, 2007 and 2006, respectively, which is reflected in underwriting, acquisition, insurance and other expenses on our Statements of Income. Our related accounts payable to affiliates, which is included in other assets on our Balance Sheets, was $18 million and $4 million as of December 31, 2007 and 2006, respectively.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of our general account investments. We paid fees of $4 million and $1 million for the years ended December 31, 2007 and 2006, respectively, to DMH for investment management services. These fees are reflected in net investment income on our Statements of Income.

As of December 31, 2006, we held an LNC Senior Promissory Note with a carrying amount of $6 million, which matured in 2007 and bore an interest rate of 5.25%. As of December 31, 2007, we held no securities of LNC or its affiliates. Interest income recognized by us relating to this note was not material for the years ended December 31, 2007 and 2006.

We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd. The caption insurance premiums, in the accompanying Statements of Income, was reduced for premiums paid on these contracts for the year ended December 31, 2007 by $12 million and by $6 million from April 3 through December 31, 2006. Future contract benefits on the accompanying Balance Sheets have been reduced by $43 million and $9 million as of December 31, 2007 and 2006, respectively.

21. SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

The following summarizes our supplemental cash flow data (in millions):

                                                                                       PERIOD FROM   PERIOD FROM
                                                                           FOR THE       APRIL 3      JANUARY 1     FOR THE
                                                                          YEAR ENDED     THROUGH       THROUGH     YEAR ENDED
                                                                         DECEMBER 31,  DECEMBER 31,    APRIL 2,    DECEMBER 31,
                                                                             2007         2006           2006         2005
                                                                         -----------   -----------   -----------   -----------
Income taxes paid (received)                                               $    (7)        $ 11        $    (3)        $  5
Significant non-cash investing and financing transactions:
  Business combinations:
    Fair value of assets acquired (includes cash and invested cash)        $    (1)        $ --        $ 1,482         $ --
    Fair value of liabilities assumed                                           --           --         (1,249)          --
                                                                           -------         ----        -------         ----
      Total purchase price                                                 $    (1)        $ --        $   233         $ --
                                                                           =======         ====        =======         ====

Sale of stockholder's equity
  Carrying value of assets                                                 $    --         $ --        $ 1,447         $ --
  Carrying value of liabilities                                                 --           --         (1,236)          --
                                                                           -------         ----        -------         ----
    Total sale of stockholder's equity                                     $    --         $ --        $   211         $ --
                                                                           =======         ====        =======         ====

Reinsurance assumption from LNL:
  Assets transferred                                                       $ 3,488         $ --        $    --         $ --
  Liabilities transferred                                                   (2,784)          --             --           --
                                                                           -------         ----        -------         ----
    Total capital contribution                                             $   704         $ --        $    --         $ --
                                                                           =======         ====        =======         ====

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder of Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity, and cash flows for the year ended December 31, 2007, for the period from April 3 through December 31, 2006, for the period from January 1 through April 2, 2006, and for the year ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2007 and 2006, and the results of its operations and its cash flows for the year ended December 31, 2007, for the period from April 3 through December 31, 2006, for the period from January 1 through April 2, 2006, and for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 18, 2008

     LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                                                                     MORTALITY &
                                                                                                      EXPENSE
                                                                                      CONTRACT       GUARANTEE
                                                                                    REDEMPTIONS       CHARGES
                                                                                       DUE TO        PAYABLE TO
                                                                                   LINCOLN LIFE &  LINCOLN LIFE &
                                                                                      ANNUITY         ANNUITY
                                                                                      COMPANY         COMPANY
SUBACCOUNT                                             INVESTMENTS   TOTAL ASSETS   OF NEW YORK     OF NEW YORK    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                        $  944,387    $  944,387      $     --          $ 31       $  944,356
ABVPSF International Value Class A                          32,244        32,244            --            --           32,244
ABVPSF Small/Mid Cap Value Class A                          36,228        36,228            --            --           36,228
American Century VP Income & Growth                         29,780        29,780            --             1           29,779
American Century VP Inflation Protection Class 2             2,933         2,933            --            --            2,933
American Century VP International                           16,809        16,809            --             1           16,808
American Funds Global Growth Class 2                        32,809        32,809            --             1           32,808
American Funds Global Small Capitalization Class 2          92,750        92,750            --             3           92,747
American Funds Growth Class 2                               40,722        40,722            --             1           40,721
American Funds Growth-Income Class 2                       368,576       368,576            --            12          368,564
American Funds High-Income Bond Class 2                     21,827        21,827            --            --           21,827
American Funds International Class 2                     1,554,490     1,554,490            --            53        1,554,437
American Funds U.S. Government/
   AAA-Rated Securities Class 2                            274,870       274,870            --            11          274,859
Delaware VIPT Diversified Income                            31,165        31,165            --             1           31,164
Delaware VIPT Emerging Markets                             430,660       430,660            --            14          430,646
Delaware VIPT High Yield                                     7,231         7,231            --            --            7,231
Delaware VIPT REIT                                          19,480        19,480            --             1           19,479
Delaware VIPT Small Cap Value                              240,559       240,559            --             8          240,551
Delaware VIPT Value                                        930,048       930,048            --            31          930,017
DWS VIP Equity 500 Index                                 2,144,466     2,144,466            --            73        2,144,393
DWS VIP Small Cap Index                                     55,300        55,300            --             2           55,298
Fidelity VIP Asset Manager Service Class                   187,562       187,562            --             6          187,556
Fidelity VIP Contrafund Service Class                      481,095       481,095            --            16          481,079
Fidelity VIP Equity-Income Service Class                    39,628        39,628            --             2           39,626
Fidelity VIP Mid Cap Service Class                          41,407        41,407            --             1           41,406
Fidelity VIP Overseas Service Class                         27,271        27,271            --             1           27,270
FTVIPT Franklin Small-Mid Cap Growth Securities          1,136,180     1,136,180            --            38        1,136,142
FTVIPT Mutual Shares Securities                             21,060        21,060            --            --           21,060
FTVIPT Templeton Global Income Securities                    4,923         4,923            --            --            4,923
FTVIPT Templeton Growth Securities                         133,596       133,596            --             5          133,591
Janus Aspen Series Balanced Service Shares                 311,146       311,146            --            18          311,128
Janus Aspen Series Flexible Bond Service Shares            846,044       846,044            --            28          846,016
Lincoln VIPT Baron Growth Opportunities Service Class       46,826        46,826            --             1           46,825
Lincoln VIPT Delaware Bond                                 498,751       498,751            --            24          498,727
Lincoln VIPT Delaware Growth and Income                      4,727         4,727            --            --            4,727
Lincoln VIPT FI Equity-Income                              110,175       110,175            --             4          110,171
Lincoln VIPT Janus Capital Appreciation                     35,714        35,714            --             1           35,713
Lincoln VIPT Mondrian International Value                  127,097       127,097            --             4          127,093
Lincoln VIPT Money Market                                5,488,179     5,488,179       526,900           180        4,961,099
Lincoln VIPT UBS Global Asset Allocation                    14,040        14,040            --            --           14,040
Lincoln VIPT Wilshire Moderately Aggressive Profile          7,189         7,189            --            --            7,189
MFS VIT Total Return                                       265,751       265,751            --             9          265,742
MFS VIT Utilities                                           78,698        78,698            --             3           78,695
NB AMT Mid-Cap Growth                                    1,239,488     1,239,488            --            42        1,239,446
NB AMT Regency                                              25,869        25,869            --             2           25,867

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2007

                                                             DIVIDENDS
                                                               FROM        MORTALITY AND        NET
                                                             INVESTMENT      EXPENSE         INVESTMENT
SUBACCOUNT                                                    INCOME     GUARANTEE CHARGES  INCOME (LOSS)
---------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                             $ 15,503         $ (4,017)        $ 11,486
ABVPSF International Value Class A                                226               (1)             225
ABVPSF Small/Mid Cap Value Class A                                242              (50)             192
American Century VP Income & Growth                               475             (110)             365
American Century VP Inflation Protection Class 2                   25               (3)              22
American Century VP International                               1,202             (486)             716
American Funds Global Growth Class 2                              849             (125)             724
American Funds Global Small Capitalization Class 2              2,461             (306)           2,155
American Funds Growth Class 2                                     302             (120)             182
American Funds Growth-Income Class 2                            5,599           (1,331)           4,268
American Funds High-Income Bond Class 2                         1,806               (3)           1,803
American Funds International Class 2                           21,477           (4,955)          16,522
American Funds U.S. Government/AAA-Rated Securities Class 2    19,041           (1,148)          17,893
Delaware VIPT Diversified Income                                  955             (117)             838
Delaware VIPT Emerging Markets                                    823             (568)             255
Delaware VIPT High Yield                                        1,488              (51)           1,437
Delaware VIPT REIT                                                438              (93)             345
Delaware VIPT Small Cap Value                                   1,052             (956)              96
Delaware VIPT Value                                            16,315           (4,205)          12,110
DWS VIP Equity 500 Index                                       45,699           (8,937)          36,762
DWS VIP Small Cap Index                                           385             (217)             168
Fidelity VIP Asset Manager Service Class                        8,788             (619)           8,169
Fidelity VIP Contrafund Service Class                           3,831           (1,612)           2,219
Fidelity VIP Equity-Income Service Class                          707             (260)             447
Fidelity VIP Mid Cap Service Class                                283             (169)             114
Fidelity VIP Overseas Service Class                               628              (87)             541
FTVIPT Franklin Small-Mid Cap Growth Securities                    --           (4,188)          (4,188)
FTVIPT Mutual Shares Securities                                   174               --              174
FTVIPT Templeton Global Income Securities                         137              (19)             118
FTVIPT Templeton Growth Securities                              1,932             (597)           1,335
Janus Aspen Series Balanced Service Shares                      6,915           (2,111)           4,804
Janus Aspen Series Flexible Bond Service Shares                32,275           (2,566)          29,709
Lincoln VIPT Baron Growth Opportunities                            --             (334)            (334)
Lincoln VIPT Baron Growth Opportunities Service Class              --             (123)            (123)
Lincoln VIPT Core                                                  --               --               --
Lincoln VIPT Delaware Bond                                     24,163           (2,762)          21,401
Lincoln VIPT Delaware Growth and Income                            56              (19)              37
Lincoln VIPT Delaware Social Awareness                             --               (8)              (8)
Lincoln VIPT FI Equity-Income                                   1,354             (398)             956
Lincoln VIPT Growth Opportunities                                  --             (280)            (280)
Lincoln VIPT Janus Capital Appreciation                            90              (53)              37
Lincoln VIPT Mondrian International Value                       2,492             (453)           2,039
Lincoln VIPT Money Market                                     198,523          (16,381)         182,142
Lincoln VIPT UBS Global Asset Allocation                          237              (56)             181
Lincoln VIPT Wilshire Moderately Aggressive Profile               113              (28)              85
MFS VIT Total Return                                            4,755             (943)           3,812
MFS VIT Utilities                                                 649             (253)             396
NB AMT Mid-Cap Growth                                              --           (4,438)          (4,438)
NB AMT Regency                                                    118             (186)             (68)

See accompanying notes.

                                                                               DIVIDENDS
                                                                                 FROM          TOTAL
                                                              NET REALIZED   NET REALIZED   NET REALIZED
                                                               GAIN (LOSS)     GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                   ON INVESTMENTS   INVESTMENTS  ON INVESTMENTS
---------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                                $ 32,683       $ 52,620       $ 85,303
ABVPSF International Value Class A                                   (12)           748            736
ABVPSF Small/Mid Cap Value Class A                                    (6)         1,790          1,784
American Century VP Income & Growth                                   91             --             91
American Century VP Inflation Protection Class 2                      --             --             --
American Century VP International                                 24,555             --         24,555
American Funds Global Growth Class 2                                 869          1,277          2,146
American Funds Global Small Capitalization Class 2                 2,440          6,190          8,630
American Funds Growth Class 2                                      4,033          2,331          6,364
American Funds Growth-Income Class 2                               2,559         10,974         13,533
American Funds High-Income Bond Class 2                              (42)            --            (42)
American Funds International Class 2                              16,657         58,322         74,979
American Funds U.S. Government/AAA-Rated Securities Class 2        2,670             --          2,670
Delaware VIPT Diversified Income                                     782             78            860
Delaware VIPT Emerging Markets                                    13,353          3,559         16,912
Delaware VIPT High Yield                                            (528)            --           (528)
Delaware VIPT REIT                                                (2,486)         6,559          4,073
Delaware VIPT Small Cap Value                                      1,089         16,713         17,802
Delaware VIPT Value                                               46,566         25,751         72,317
DWS VIP Equity 500 Index                                         151,804             --        151,804
DWS VIP Small Cap Index                                              151          2,822          2,973
Fidelity VIP Asset Manager Service Class                             283          3,293          3,576
Fidelity VIP Contrafund Service Class                              3,986        113,980        117,966
Fidelity VIP Equity-Income Service Class                             110          3,323          3,433
Fidelity VIP Mid Cap Service Class                                   874          3,393          4,267
Fidelity VIP Overseas Service Class                                  648            789          1,437
FTVIPT Franklin Small-Mid Cap Growth Securities                   10,830         80,633         91,463
FTVIPT Mutual Shares Securities                                      (17)           379            362
FTVIPT Templeton Global Income Securities                             28             --             28
FTVIPT Templeton Growth Securities                                   377          5,438          5,815
Janus Aspen Series Balanced Service Shares                         1,109             --          1,109
Janus Aspen Series Flexible Bond Service Shares                      (78)            --            (78)
Lincoln VIPT Baron Growth Opportunities                           (6,272)            --         (6,272)
Lincoln VIPT Baron Growth Opportunities Service Class                (32)         4,480          4,448
Lincoln VIPT Core                                                     48             --             48
Lincoln VIPT Delaware Bond                                           (64)            --            (64)
Lincoln VIPT Delaware Growth and Income                               90             --             90
Lincoln VIPT Delaware Social Awareness                               518             --            518
Lincoln VIPT FI Equity-Income                                         86         10,440         10,526
Lincoln VIPT Growth Opportunities                                 11,409             --         11,409
Lincoln VIPT Janus Capital Appreciation                               31             --             31
Lincoln VIPT Mondrian International Value                          1,167          3,234          4,401
Lincoln VIPT Money Market                                             --             --             --
Lincoln VIPT UBS Global Asset Allocation                              33            642            675
Lincoln VIPT Wilshire Moderately Aggressive Profile                   29             77            106
MFS VIT Total Return                                                 385          4,546          4,931
MFS VIT Utilities                                                    198          4,701          4,899
NB AMT Mid-Cap Growth                                             20,727             --         20,727
NB AMT Regency                                                       196            710            906

                                                                 NET CHANGE      NET INCREASE
                                                                IN UNREALIZED     (DECREASE)
                                                               APPRECIATION OR  IN NET ASSETS
                                                                 DEPRECIATION     RESULTING
SUBACCOUNT                                                      ON INVESTMENTS  FROM OPERATION
----------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                                  $ (44,468)        $ 52,321
ABVPSF International Value Class A                                   (1,301)            (340)
ABVPSF Small/Mid Cap Value Class A                                   (3,835)          (1,859)
American Century VP Income & Growth                                    (894)            (438)
American Century VP Inflation Protection Class 2                        105              127
American Century VP International                                     1,631           26,902
American Funds Global Growth Class 2                                  1,439            4,309
American Funds Global Small Capitalization Class 2                   (1,865)           8,920
American Funds Growth Class 2                                        (3,393)           3,153
American Funds Growth-Income Class 2                                 (6,505)          11,296
American Funds High-Income Bond Class 2                              (2,173)            (412)
American Funds International Class 2                                118,012          209,513
American Funds U.S. Government/AAA-Rated Securities Class 2          (3,655)          16,908
Delaware VIPT Diversified Income                                        180            1,878
Delaware VIPT Emerging Markets                                       13,816           30,983
Delaware VIPT High Yield                                               (582)             327
Delaware VIPT REIT                                                   (9,720)          (5,302)
Delaware VIPT Small Cap Value                                       (37,475)         (19,577)
Delaware VIPT Value                                                (101,920)         (17,493)
DWS VIP Equity 500 Index                                            (57,643)         130,923
DWS VIP Small Cap Index                                              (5,385)          (2,244)
Fidelity VIP Asset Manager Service Class                              9,441           21,186
Fidelity VIP Contrafund Service Class                               (54,268)          65,917
Fidelity VIP Equity-Income Service Class                             (3,928)             (48)
Fidelity VIP Mid Cap Service Class                                    2,045            6,426
Fidelity VIP Overseas Service Class                                     476            2,454
FTVIPT Franklin Small-Mid Cap Growth Securities                       2,073           89,348
FTVIPT Mutual Shares Securities                                      (1,020)            (484)
FTVIPT Templeton Global Income Securities                               338              484
FTVIPT Templeton Growth Securities                                   (6,197)             953
Janus Aspen Series Balanced Service Shares                           21,299           27,212
Janus Aspen Series Flexible Bond Service Shares                      14,009           43,640
Lincoln VIPT Baron Growth Opportunities                                  --           (6,606)
Lincoln VIPT Baron Growth Opportunities Service Class                (3,608)             717
Lincoln VIPT Core                                                       (47)               1
Lincoln VIPT Delaware Bond                                            1,017           22,354
Lincoln VIPT Delaware Growth and Income                                 131              258
Lincoln VIPT Delaware Social Awareness                                 (264)             246
Lincoln VIPT FI Equity-Income                                       (10,341)           1,141
Lincoln VIPT Growth Opportunities                                    (3,359)           7,770
Lincoln VIPT Janus Capital Appreciation                               4,231            4,299
Lincoln VIPT Mondrian International Value                             3,915           10,355
Lincoln VIPT Money Market                                                --          182,142
Lincoln VIPT UBS Global Asset Allocation                                (58)             798
Lincoln VIPT Wilshire Moderately Aggressive Profile                     435              626
MFS VIT Total Return                                                 (3,682)           5,061
MFS VIT Utilities                                                     8,953           14,248
NB AMT Mid-Cap Growth                                               183,248          199,537
NB AMT Regency                                                         (167)             671

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2006 AND 2007

                                                   ABVPSF        ABVPSF       ABVPSF      ABVPSF
                                                   GROWTH    INTERNATIONAL   LARGE CAP   SMALL/MID
                                                 AND INCOME      VALUE        GROWTH     CAP VALUE
                                                  CLASS A       CLASS A      CLASS A      CLASS A
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                     $ 434,879     $    --         $--       $    --
Changes From Operations:
   - Net investment income (loss)                     7,837          --          --           102
   - Net realized gain (loss) on investments         41,286          --          (1)         (816)
   - Net change in unrealized appreciation or
     depreciation on investments                     72,709          --          --            40
                                                  ---------     -------         ---       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  121,832          --          (1)         (674)
Changes From Unit Transactions:
   - Contract purchases                             299,403          --          --            --
   - Contract withdrawals                           (37,353)         --          --        (1,590)
   - Contract transfers                              30,718          --           1         8,192
                                                  ---------     -------         ---       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           292,768          --           1         6,602
                                                  ---------     -------         ---       -------
TOTAL INCREASE IN NET ASSETS                        414,600          --          --         5,928
                                                  ---------     -------         ---       -------
NET ASSETS AT DECEMBER 31, 2006                     849,479          --          --         5,928
Changes From Operations:
   - Net investment income (loss)                    11,486         225          --           192
   - Net realized gain (loss) on investments         85,303         736          --         1,784
   - Net change in unrealized appreciation or
     depreciation on investments                    (44,468)     (1,301)         --        (3,835)
                                                  ---------     -------         ---       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   52,321        (340)         --        (1,859)
Changes From Unit Transactions:
   - Contract purchases                             424,457      37,484          --        22,817
   - Contract withdrawals                           (33,447)     (4,549)         --        (3,486)
   - Contract transfers                            (348,454)       (351)         --        12,828
                                                  ---------     -------         ---       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            42,556      32,584          --        32,159
                                                  ---------     -------         ---       -------
TOTAL INCREASE ( DECREASE) IN NET ASSETS             94,877      32,244          --        30,300
                                                  ---------     -------         ---       -------
NET ASSETS AT DECEMBER 31, 2007                   $ 944,356     $32,244         $--       $36,228
                                                  =========     =======         ===       =======

See accompanying notes.

                                                              AMERICAN
                                                  AMERICAN   CENTURY VP                    AMERICAN    AMERICAN FUNDS
                                                 CENTURY VP   INFLATION     AMERICAN         FUNDS      GLOBAL SMALL
                                                  INCOME &   PROTECTION    CENTURY VP   GLOBAL GROWTH  CAPITALIZATION
                                                   GROWTH      CLASS 2   INTERNATIONAL     CLASS 2         CLASS 2
                                                 SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                      $    --     $   --       $     --       $    --         $    --
Changes From Operations:
   - Net investment income (loss)                      274         --             79           129             211
   - Net realized gain (loss) on investments            75         --             72           291             788
   - Net change in unrealized appreciation or
     depreciation on investments                     2,212         --            931         3,258             938
                                                   -------     ------       --------       -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   2,561         --          1,082         3,678           1,937
Changes From Unit Transactions:
   - Contract purchases                                 --         --             --            --              --
   - Contract withdrawals                             (711)        --           (222)       (1,639)         (2,944)
   - Contract transfers                             16,300         --          5,300        27,171          15,568
                                                   -------     ------       --------       -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           15,589         --          5,078        25,532          12,624
                                                   -------     ------       --------       -------         -------
TOTAL INCREASE IN NET ASSETS                        18,150         --          6,160        29,210          14,561
                                                   -------     ------       --------       -------         -------
NET ASSETS AT DECEMBER 31, 2006                     18,150         --          6,160        29,210          14,561
Changes From Operations:
   - Net investment income (loss)                      365         22            716           724           2,155
   - Net realized gain (loss) on investments            91         --         24,555         2,146           8,630
   - Net change in unrealized appreciation or
     depreciation on investments                      (894)       105          1,631         1,439          (1,865)
                                                   -------     ------       --------       -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (438)       127         26,902         4,309           8,920
Changes From Unit Transactions:
   - Contract purchases                                 --         --             --            --           8,149
   - Contract withdrawals                             (793)       (17)        (3,366)       (1,130)         (3,573)
   - Contract transfers                             12,860      2,823        (12,888)          419          64,690
                                                   -------     ------       --------       -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           12,067      2,806        (16,254)         (711)         69,266
                                                   -------     ------       --------       -------         -------
TOTAL INCREASE ( DECREASE) IN NET ASSETS            11,629      2,933         10,648         3,598          78,186
                                                   -------     ------       --------       -------         -------
NET ASSETS AT DECEMBER 31, 2007                    $29,779     $2,933       $ 16,808       $32,808         $92,747
                                                   =======     ======       ========       =======         =======

                                                  AMERICAN      AMERICAN    AMERICAN FUNDS     AMERICAN
                                                    FUNDS        FUNDS        HIGH-INCOME       FUNDS
                                                   GROWTH    GROWTH-INCOME       BOND       INTERNATIONAL
                                                   CLASS 2      CLASS 2         CLASS 2        CLASS 2
                                                 SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                      $    --      $162,056        $    --       $  382,646
Changes From Operations:
   - Net investment income (loss)                      442         3,045             --            9,667
   - Net realized gain (loss) on investments           506        10,592             --           18,670
   - Net change in unrealized appreciation or
     depreciation on investments                     5,632        23,758             --           94,533
                                                   -------      --------        -------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   6,580        37,395             --          122,870
Changes From Unit Transactions:
   - Contract purchases                                 --       115,030             --          260,356
   - Contract withdrawals                           (2,749)      (51,113)            --          (35,581)
   - Contract transfers                             82,163        12,386             --           97,195
                                                   -------      --------        -------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           79,414        76,303             --          321,970
                                                   -------      --------        -------       ----------
TOTAL INCREASE IN NET ASSETS                        85,994       113,698             --          444,840
                                                   -------      --------        -------       ----------
NET ASSETS AT DECEMBER 31, 2006                     85,994       275,754             --          827,486
Changes From Operations:
   - Net investment income (loss)                      182         4,268          1,803           16,522
   - Net realized gain (loss) on investments         6,364        13,533            (42)          74,979
   - Net change in unrealized appreciation or
     depreciation on investments                    (3,393)       (6,505)        (2,173)         118,012
                                                   -------      --------        -------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   3,153        11,296           (412)         209,513
Changes From Unit Transactions:
   - Contract purchases                              6,519       101,881         16,297          352,458
   - Contract withdrawals                           (2,175)      (20,190)        (2,178)         (34,378)
   - Contract transfers                            (52,770)         (177)         8,120          199,358
                                                   -------      --------        -------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (48,426)       81,514         22,239          517,438
                                                   -------      --------        -------       ----------
TOTAL INCREASE ( DECREASE) IN NET ASSETS           (45,273)       92,810         21,827          726,951
                                                   -------      --------        -------       ----------
NET ASSETS AT DECEMBER 31, 2007                    $40,721      $368,564        $21,827       $1,554,437
                                                   =======      ========        =======       ==========

                                                   AMERICAN FUNDS                    DELAWARE
                                                  U.S. GOVERNMENT/   DELAWARE VIPT     VIPT      DELAWARE
                                                      AAA-RATED       DIVERSIFIED    EMERGING      VIPT
                                                 SECURITIES CLASS 2      INCOME       MARKETS   HIGH YIELD
                                                     SUBACCOUNT        SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                         $105,402          $    --      $ 18,823     $   --
Changes From Operations:
   - Net investment income (loss)                        3,328              276           130        450
   - Net realized gain (loss) on investments                 4               11           698        (34)
   - Net change in unrealized appreciation or
     depreciation on investments                         3,133            1,172         8,891        231
                                                      --------          -------      --------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       6,465            1,459         9,719        647
Changes From Unit Transactions:
   - Contract purchases                                 81,239               --        17,109         --
   - Contract withdrawals                               (8,363)            (925)       (1,752)      (267)
   - Contract transfers                                     --           21,700            --      6,500
                                                      --------          -------      --------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               72,876           20,775        15,357      6,233
                                                      --------          -------      --------     ------
TOTAL INCREASE IN NET ASSETS                            79,341           22,234        25,076      6,880
                                                      --------          -------      --------     ------
NET ASSETS AT DECEMBER 31, 2006                        184,743           22,234        43,899      6,880
Changes From Operations:
   - Net investment income (loss)                       17,893              838           255      1,437
   - Net realized gain (loss) on investments             2,670              860        16,912       (528)
   - Net change in unrealized appreciation or
     depreciation on investments                        (3,655)             180        13,816       (582)
                                                      --------          -------      --------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      16,908            1,878        30,983        327
Changes From Unit Transactions:
   - Contract purchases                                 81,238               --        17,109         --
   - Contract withdrawals                               (8,229)            (858)       (4,123)      (404)
   - Contract transfers                                    199            7,910       342,778        428
                                                      --------          -------      --------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               73,208            7,052       355,764         24
                                                      --------          -------      --------     ------
TOTAL INCREASE ( DECREASE) IN NET ASSETS                90,116            8,930       386,747        351
                                                      --------          -------      --------     ------
NET ASSETS AT DECEMBER 31, 2007                       $274,859          $31,164      $430,646     $7,231
                                                      ========          =======      ========     ======

                                                              DELAWARE
                                                  DELAWARE      VIPT      DELAWARE     DWS VIP      DWS VIP
                                                    VIPT      SMALL CAP     VIPT      EQUITY 500   SMALL CAP
                                                    REIT        VALUE       VALUE       INDEX        INDEX
                                                 SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                      $    --    $140,248    $ 506,143  $   620,014    $15,762
Changes From Operations:
   - Net investment income (loss)                      (10)       (397)      10,434       10,891         11
   - Net realized gain (loss) on investments         2,515      15,114       34,194       23,080      1,276
   - Net change in unrealized appreciation or
     depreciation on investments                       762      15,151      135,451      151,524      2,447
                                                   -------    --------    ---------  -----------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   3,267      29,868      180,079      185,495      3,734
Changes From Unit Transactions:
   - Contract purchases                                 --      86,530      136,466    1,392,182      4,002
   - Contract withdrawals                           (1,081)    (50,476)     (32,203)    (107,681)    (1,114)
   - Contract transfers                              6,120       5,994      105,228     (585,164)    12,920
                                                   -------    --------    ---------  -----------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            5,039      42,048      209,491      699,337     15,808
                                                   -------    --------    ---------  -----------    -------
TOTAL INCREASE IN NET ASSETS                         8,306      71,916      389,570      884,832     19,542
                                                   -------    --------    ---------  -----------    -------
NET ASSETS AT DECEMBER 31, 2006                      8,306     212,164      895,713    1,504,846     35,304
Changes From Operations:
   - Net investment income (loss)                      345          96       12,110       36,762        168
   - Net realized gain (loss) on investments         4,073      17,802       72,317      151,804      2,973
   - Net change in unrealized appreciation or
     depreciation on investments                    (9,720)    (37,475)    (101,920)     (57,643)    (5,385)
                                                   -------    --------    ---------  -----------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (5,302)    (19,577)     (17,493)     130,923     (2,244)
Changes From Unit Transactions:
   - Contract purchases                                 --      73,367      193,250    1,986,244     18,668
   - Contract withdrawals                             (813)    (23,014)     (27,362)    (110,565)    (3,070)
   - Contract transfers                             17,288      (2,389)    (114,091)  (1,367,055)     6,640
                                                   -------    --------    ---------  -----------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           16,475      47,964       51,797      508,624     22,238
                                                   -------    --------    ---------  -----------    -------
TOTAL INCREASE ( DECREASE) IN NET ASSETS            11,173      28,387       34,304      639,547     19,994
                                                   -------    --------    ---------  -----------    -------
NET ASSETS AT DECEMBER 31, 2007                    $19,479    $240,551    $ 930,017  $ 2,144,393    $55,298
                                                   =======    ========    =========  ===========    =======

                                                  FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                 ASSET MANAGER    CONTRAFUND   EQUITY-INCOME      GROWTH
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                       $ 54,374       $173,979       $24,027        $    --
Changes From Operations:
   - Net investment income (loss)                      1,063          1,651           707            (66)
   - Net realized gain (loss) on investments             120         28,955         3,641         (1,586)
   - Net change in unrealized appreciation or
     depreciation on investments                       7,292            940           798             --
                                                    --------       --------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     8,475         31,546         5,146         (1,652)
Changes From Unit Transactions:
   - Contract purchases                               57,034        115,017         6,400              2
   - Contract withdrawals                             (5,376)       (53,218)       (1,124)          (798)
   - Contract transfers                                   --         13,791            --          2,448
                                                    --------       --------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             51,658         75,590         5,276          1,652
                                                    --------       --------       -------        -------
TOTAL INCREASE IN NET ASSETS                          60,133        107,136        10,422             --
                                                    --------       --------       -------        -------
NET ASSETS AT DECEMBER 31, 2006                      114,507        281,115        34,449             --
Changes From Operations:
   - Net investment income (loss)                      8,169          2,219           447             --
   - Net realized gain (loss) on investments           3,576        117,966         3,433             --
   - Net change in unrealized appreciation or
     depreciation on investments                       9,441        (54,268)       (3,928)            --
                                                    --------       --------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    21,186         65,917           (48)            --
Changes From Unit Transactions:
   - Contract purchases                               57,033        101,883         6,401             --
   - Contract withdrawals                             (5,170)       (30,081)       (1,176)            --
   - Contract transfers                                   --         62,245            --             --
                                                    --------       --------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             51,863        134,047         5,225             --
                                                    --------       --------       -------        -------
TOTAL INCREASE ( DECREASE) IN NET ASSETS              73,049        199,964         5,177             --
                                                    --------       --------       -------        -------
NET ASSETS AT DECEMBER 31, 2007                     $187,556       $481,079       $39,626        $    --
                                                    ========       ========       =======        =======

                                                                          FTVIPT
                                                                         FRANKLIN     FTVIPT
                                           FIDELITY VIP   FIDELITY VIP   SMALL-MID    MUTUAL
                                             MID CAP        OVERSEAS    CAP GROWTH    SHARES
                                          SERVICE CLASS  SERVICE CLASS  SECURITIES  SECURITIES
                                            SUBACCOUNT     SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                $    --        $    --     $  331,215   $    --
Changes From Operations:
   - Net investment income (loss)                (89)           (30)        (2,594)       --
   - Net realized gain (loss) on
     investments                                 116             20          3,850        --
   - Net change in unrealized
     appreciation or depreciation
     on investments                            1,745          1,336         40,290        --
                                             -------        -------     ----------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   1,772          1,326         41,546        --
Changes From Unit Transactions:
   - Contract purchases                           --             --        331,485        --
   - Contract withdrawals                     (1,812)          (455)       (34,978)       --
   - Contract transfers                       36,153         10,496         14,718        --
                                             -------        -------     ----------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           34,341         10,041        311,225        --
                                             -------        -------     ----------   -------
TOTAL INCREASE IN NET ASSETS                  36,113         11,367        352,771        --
                                             -------        -------     ----------   -------
NET ASSETS AT DECEMBER 31, 2006               36,113         11,367        683,986        --
Changes From Operations:
   - Net investment income (loss)                114            541         (4,188)      174
   - Net realized gain (loss) on
     investments                               4,267          1,437         91,463       362
   - Net change in unrealized
     appreciation or depreciation
     on investments                            2,045            476          2,073    (1,020)
                                             -------        -------     ----------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   6,426          2,454         89,348      (484)
Changes From Unit Transactions:
   - Contract purchases                            2             --        469,862    17,927
   - Contract withdrawals                     (7,692)        (7,051)       (35,177)   (2,375)
   - Contract transfers                        6,557         20,500        (71,877)    5,992
                                             -------        -------     ----------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           (1,133)        13,449        362,808    21,544
                                             -------        -------     ----------   -------
TOTAL INCREASE (DECREASE) IN NET ASSETS        5,293         15,903        452,156    21,060
                                             -------        -------     ----------   -------
NET ASSETS AT DECEMBER 31, 2007              $41,406        $27,270     $1,136,142   $21,060
                                             =======        =======     ==========   =======

                                              FTVIPT       FTVIPT        JANUS            JANUS         LINCOLN
                                            TEMPLETON     TEMPLETON   ASPEN SERIES     ASPEN SERIES       VIPT
                                          GLOBAL INCOME    GROWTH       BALANCED      FLEXIBLE BOND   BARON GROWTH
                                            SECURITIES   SECURITIES  SERVICE SHARES  SERVICE SHARES  OPPORTUNITIES
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006                $   --       $ 52,616      $204,555        $223,011        $    --
Changes From Operations:
   - Net investment income (loss)               120            451         3,412          16,053             --
   - Net realized gain (loss) on
     investments                                 11          2,755           590             402             --
   - Net change in unrealized
     appreciation or depreciation
     on investments                             277         13,568        20,704            (424)            --
                                             ------       --------      --------        --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    408         16,774        24,706          16,031             --
Changes From Unit Transactions:
   - Contract purchases                          --         34,116        66,668          68,175             --
   - Contract withdrawals                      (346)        (3,886)       (8,571)        (15,249)            --
   - Contract transfers                       4,478          2,643            --         153,212             --
                                             ------       --------      --------        --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           4,132         32,873        58,097         206,138             --
                                             ------       --------      --------        --------        -------
TOTAL INCREASE IN NET ASSETS                  4,540         49,647        82,803         222,169             --
                                             ------       --------      --------        --------        -------
NET ASSETS AT DECEMBER 31, 2006               4,540        102,263       287,358         445,180             --
Changes From Operations:
   - Net investment income (loss)               118          1,335         4,804          29,709           (334)
   - Net realized gain (loss) on
     investments                                 28          5,815         1,109             (78)        (6,272)
   - Net change in unrealized
     appreciation or depreciation
     on investments                             338         (6,197)       21,299          14,009             --
                                             ------       --------      --------        --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    484            953        27,212          43,640         (6,606)
Changes From Unit Transactions:
   - Contract purchases                          --         34,130            --          96,625              4
   - Contract withdrawals                      (301)        (3,755)       (3,442)        (15,079)        (2,574)
   - Contract transfers                         200             --            --         275,650          9,176
                                             ------       --------      --------        --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS            (101)        30,375        (3,442)        357,196          6,606
                                             ------       --------      --------        --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS         383         31,328        23,770         400,836             --
                                             ------       --------      --------        --------        -------
NET ASSETS AT DECEMBER 31, 2007              $4,923       $133,591      $311,128        $846,016        $    --
                                             ======       ========      ========        ========        =======

                                           LINCOLN VIPT                            LINCOLN VIPT
                                           BARON GROWTH    LINCOLN   LINCOLN VIPT    DELAWARE
                                          OPPORTUNITIES     VIPT       DELAWARE       GROWTH
                                          SERVICE CLASS     CORE         BOND       AND INCOME
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006               $     --       $   --      $329,311      $    --
Changes From Operations:
   - Net investment income (loss)                 (2)          43        17,121          234
   - Net realized gain (loss) on
     investments                                 834        1,073          (822)       1,449
   - Net change in unrealized
     appreciation or depreciation
     on investments                               --           47         2,309          376
                                            --------       ------      --------      -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     832        1,163        18,608        2,059
Changes From Unit Transactions:
   - Contract purchases                           --           --       137,421           --
   - Contract withdrawals                         --         (487)      (51,519)      (1,107)
   - Contract transfers                         (832)        (200)         (608)       4,559
                                            --------       ------      --------      -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             (832)        (687)       85,294        3,452
                                            --------       ------      --------      -------
TOTAL INCREASE IN NET ASSETS                      --          476       103,902        5,511
                                            --------       ------      --------      -------
NET ASSETS AT DECEMBER 31, 2006                   --          476       433,213        5,511
Changes From Operations:
   - Net investment income (loss)               (123)          --        21,401           37
   - Net realized gain (loss) on
     investments                               4,448           48           (64)          90
   - Net change in unrealized
     appreciation or depreciation
     on investments                           (3,608)         (47)        1,017          131
                                            --------       ------      --------      -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     717            1        22,354          258
Changes From Unit Transactions:
   - Contract purchases                        6,519           --        59,281           --
   - Contract withdrawals                     (1,915)          (3)      (18,527)        (211)
   - Contract transfers                       41,504         (474)        2,406         (831)
                                            --------       ------      --------      -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           46,108         (477)       43,160       (1,042)
                                            --------       ------      --------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS       46,825         (476)       65,514         (784)
                                            --------       ------      --------      -------
NET ASSETS AT DECEMBER 31, 2007             $ 46,825       $   --      $498,727      $ 4,727
                                            ========       ======      ========      =======

                                          LINCOLN VIPT                    LINCOLN
                                            DELAWARE       LINCOLN          VIPT       LINCOLN VIPT
                                             SOCIAL        VIPT FI        GROWTH      JANUS CAPITAL
                                            AWARENESS   EQUITY-INCOME  OPPORTUNITIES   APPRECIATION
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006               $    --       $ 32,953       $     --        $    --
Changes From Operations:
   - Net investment income (loss)                16            769            (50)            --
   - Net realized gain (loss) on
     investments                                  3          4,449             32             --
   - Net change in unrealized
     appreciation or depreciation on
     investments                                264          2,826          3,359             --
                                            -------       --------       --------        -------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    283          8,044          3,341             --
Changes From Unit Transactions:
   - Contract purchases                          --         34,220             --             --
   - Contract withdrawals                      (143)        (4,140)          (552)            --
   - Contract transfers                       3,000          7,047         84,851             --
                                            -------       --------       --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           2,857         37,127         84,299             --
                                            -------       --------       --------        -------
TOTAL INCREASE IN NET ASSETS                  3,140         45,171         87,640             --
                                            -------       --------       --------        -------
NET ASSETS AT DECEMBER 31, 2006               3,140         78,124         87,640             --
Changes From Operations:
   - Net investment income (loss)                (8)           956           (280)            37
   - Net realized gain (loss) on
     investments                                518         10,526         11,409             31
   - Net change in unrealized
     appreciation or depreciation on
     investments                               (264)       (10,341)        (3,359)         4,231
                                            -------       --------       --------        -------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    246          1,141          7,770          4,299
Changes From Unit Transactions:
   - Contract purchases                          --         34,219             --             --
   - Contract withdrawals                       (67)        (3,313)        (3,542)          (251)
   - Contract transfers                      (3,319)            --        (91,868)        31,665
                                            -------       --------       --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS          (3,386)        30,906        (95,410)        31,414
                                            -------       --------       --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (3,140)        32,047        (87,640)        35,713
                                            -------       --------       --------        -------
NET ASSETS AT DECEMBER 31, 2007             $    --       $110,171       $     --        $35,713
                                            =======       ========       ========        =======

                                                                                         LINCOLN VIPT
                                           LINCOLN VIPT                                    WILSHIRE
                                             MONDRIAN    LINCOLN VIPT    LINCOLN VIPT     MODERATELY
                                          INTERNATIONAL      MONEY        UBS GLOBAL      AGGRESSIVE
                                              VALUE         MARKET     ASSET ALLOCATION     PROFILE
                                            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006               $ 35,004      $1,421,500       $    --         $   --
Changes From Operations:
   - Net investment income (loss)              1,854          73,315           123             49
   - Net realized gain (loss) on
     investments                                 412              --           611              9
   - Net change in unrealized
     appreciation or depreciation on
     investments                              16,109              --           743            610
                                            --------      ----------       -------         ------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  18,375          73,315         1,477            668
Changes From Unit Transactions:
   - Contract purchases                       34,219       2,207,036            --             --
   - Contract withdrawals                     (3,615)       (210,569)         (548)          (254)
   - Contract transfers                        5,272        (547,631)       12,600          6,242
                                            --------      ----------       -------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           35,876       1,448,836        12,052          5,988
                                            --------      ----------       -------         ------
TOTAL INCREASE IN NET ASSETS                  54,251       1,522,151        13,529          6,656
                                            --------      ----------       -------         ------
NET ASSETS AT DECEMBER 31, 2006               89,255       2,943,651        13,529          6,656
Changes From Operations:
   - Net investment income (loss)              2,039         182,142           181             85
   - Net realized gain (loss) on
     investments                               4,401              --           675            106
   - Net change in unrealized
     appreciation or depreciation on
     investments                               3,915              --           (58)           435
                                            --------      ----------       -------         ------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  10,355         182,142           798            626
Changes From Unit Transactions:
   - Contract purchases                       34,220       1,679,128            --             --
   - Contract withdrawals                     (3,547)       (206,625)         (387)          (193)
   - Contract transfers                       (3,190)        362,803           100            100
                                            --------      ----------       -------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           27,483       1,835,306          (287)           (93)
                                            --------      ----------       -------         ------
TOTAL INCREASE (DECREASE) IN NET ASSETS       37,838       2,017,448           511            533
                                            --------      ----------       -------         ------
NET ASSETS AT DECEMBER 31, 2007             $127,093      $4,961,099       $14,040         $7,189
                                            ========      ==========       =======         ======

                                            MFS VIT                 NB AMT
                                             TOTAL      MFS VIT     MID-CAP     NB AMT
                                            RETURN     UTILITIES    GROWTH      REGENCY
                                          SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2006              $ 79,848    $    --    $  335,824   $23,774
Changes From Operations:
   - Net investment income (loss)             1,513        471        (2,622)      (72)
   - Net realized gain (loss) on
     investments                              2,878        480         3,131     1,547
   - Net change in unrealized
     appreciation or depreciation on
     investments                             14,770      1,372        77,740       961
                                           --------    -------    ----------   -------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 19,161      2,323        78,249     2,436
Changes From Unit Transactions:
   - Contract purchases                      85,547         --       249,929        --
   - Contract withdrawals                    (8,347)      (541)      (31,467)     (545)
   - Contract transfers                       6,700      6,285        99,779        --
                                           --------    -------    ----------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS          83,900      5,744       318,241      (545)
                                           --------    -------    ----------   -------
TOTAL INCREASE IN NET ASSETS                103,061      8,067       396,490     1,891
                                           --------    -------    ----------   -------
NET ASSETS AT DECEMBER 31, 2006             182,909      8,067       732,314    25,665
Changes From Operations:
   - Net investment income (loss)             3,812        396        (4,438)      (68)
   - Net realized gain (loss) on
     investments                              4,931      4,899        20,727       906
   - Net change in unrealized
     appreciation or depreciation on
     investments                             (3,682)     8,953       183,248      (167)
                                           --------    -------    ----------   -------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  5,061     14,248       199,537       671
Changes From Unit Transactions:
   - Contract purchases                      85,547         --       350,924        --
   - Contract withdrawals                    (7,775)    (2,088)      (32,455)     (469)
   - Contract transfers                          --     58,468       (10,874)       --
                                           --------    -------    ----------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS          77,772     56,380       307,595      (469)
                                           --------    -------    ----------   -------
TOTAL INCREASE (DECREASE) IN NET ASSETS      82,833     70,628       507,132       202
                                           --------    -------    ----------   -------
NET ASSETS AT DECEMBER 31, 2007            $265,742    $78,695    $1,239,446   $25,867
                                           ========    =======    ==========   =======

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: LLANY Separate Account S For Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 22, 2001, are part of the operations of LNY. Currently, the following three products may invest in the Variable Account:

Lincoln Corporate Variable 4   Lincoln CVUL Series III
Lincoln Corporate Variable 5

The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

During 2007, Lincoln Life & Annuity Company of New York merged into Jefferson Pilot LifeAmerica Insurance Company. Jefferson Pilot LifeAmerica Insurance Company was renamed Lincoln Life & Annuity Company of New York. Pursuant to the merger, the segregated investment account, LLANY Separate Account S For Flexible Premium Variable Life Insurance, was transferred to Jefferson Pilot LifeAmerica Insurance Company. The transfer did not affect the assets and liabilities of the segregated investment account, LLANY Separate Account S For Flexible Premium Variable Life Insurance.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of eighty-six available mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund**
     AIM V.I. International Growth Fund**

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
     ABVPSF Global Technology Portfolio**
     ABVPSF Growth and Income Portfolio
     ABVPSF International Value Portfolio
     ABVPSF Large Cap Growth Portfolio**
     ABVPSF Small/MidCap Value Portfolio

American Century Variable Portfolios, Inc. (American Century VP):
     American Century VP Income & Growth Fund
     American Century VP Inflation Protection Fund Class 2
     American Century VP International Fund

American Funds Insurance Series (American Funds):
     American Funds Global Growth Fund Class 2
     American Funds Global Small Capitalization Fund Class 2
     American Funds Growth Fund Class 2
     American Funds Growth-Income Fund Class 2
     American Funds High-Income Bond Fund Class 2
     American Funds International Fund Class 2
     American Funds U.S. Government/AAA Rated Securities Fund Class 2

Delaware VIP Trust (Delaware VIPT)*:
     Delaware VIPT Capital Reserves Series**
     Delaware VIPT Diversified Income Series
     Delaware VIPT Emerging Markets Series
     Delaware VIPT High Yield Series
     Delaware VIPT REIT Series
     Delaware VIPT Small Cap Value Series
     Delaware VIPT Trend Series**
     Delaware VIPT U.S. Growth Series**
     Delaware VIPT Value Series

DWS Scudder VIP Funds (DWS VIP):
     DWS VIP Equity 500 Index Fund
     DWS VIP Small Cap Index Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Asset Manager Portfolio Service Class
     Fidelity VIP Contrafund Portfolio Service Class
     Fidelity VIP Equity-Income Portfolio Service Class
     Fidelity VIP Growth Portfolio Service Class**
     Fidelity VIP Mid Cap Portfolio Service Class
     Fidelity VIP Overseas Portfolio Service Class

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
     FTVIPT Franklin Income Securities**
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Franklin U.S. Government Fund**
     FTVIPT Mutual Shares Securities
     FTVIPT Templeton Global Income Securities Fund
     FTVIPT Templeton Growth Securities Fund

Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio Service Shares
     Janus Aspen Series Flexible Bond Portfolio Service Shares
     Janus Aspen Series Mid Cap Growth Portfolio Service Shares**
     Janus Aspen Series Worldwide Growth Portfolio Service Shares**

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
     Lincoln VIPT Baron Growth Opportunities Fund**
     Lincoln VIPT Baron Growth Opportunities Service Class Fund Lincoln VIPT Capital Growth Fund**
     Lincoln VIPT Cohen & Steers Global Real Estate Fund** Lincoln VIPT Delaware Bond Fund
     Lincoln VIPT Delaware Growth and Income Fund
     Lincoln VIPT Delaware Social Awareness Fund**
     Lincoln VIPT Delaware Special Opportunities Fund**
     Lincoln VIPT FI Equity-Income Fund
     Lincoln VIPT Janus Capital Appreciation Fund
     Lincoln VIPT Marsico International Growth Fund**
     Lincoln VIPT MFS Value Fund**
     Lincoln VIPT Mid-Cap Growth Fund**
     Lincoln VIPT Mid-Cap Value Fund**
     Lincoln VIPT Mondrian International Value Fund
     Lincoln VIPT Money Market Fund
     Lincoln VIPT S&P 500 Index Fund**
     Lincoln VIPT Small-Cap Index Fund**
     Lincoln VIPT T. Rowe Price Growth Stock Fund**
     Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Fund** Lincoln VIPT Templeton Growth Fund**
     Lincoln VIPT UBS Global Asset Allocation Fund
     Lincoln VIPT Value Opportunities Fund**
     Lincoln VIPT Wilshire 2010 Profile Fund**
     Lincoln VIPT Wilshire 2020 Profile Fund**
     Lincoln VIPT Wilshire 2030 Profile Fund**
     Lincoln VIPT Wilshire 2040 Profile Fund**
     Lincoln VIPT Wilshire Aggressive Profile Fund**
     Lincoln VIPT Wilshire Conservative Profile Fund**
     Lincoln VIPT Wilshire Moderate Profile Fund**
     Lincoln VIPT Wilshire Moderately Aggressive Profile Fund

M Fund, Inc. (M Fund):
     M Fund Brandes International Equity Fund**
     M Fund Business Opportunity Value Fund**
     M Fund Frontier Capital Appreciation Fund**
     M Fund Turner Core Growth Fund**

MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Core Equity Series**
     MFS VIT Emerging Growth Series**
     MFS VIT Total Return Series
     MFS VIT Utilities Series

Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
     Putnam VT Growth & Income Fund Class IB**

*    Denotes an affiliate of Lincoln Life & Annuity Company of New York

**   Available fund with no money invested at December 31, 2007.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2007, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

INVESTMENT FUND CHANGES: During 2006, the AIM V.I. Capital Appreciation Fund, the ABVPSF International Value Fund, the FTVIPT Franklin Income Securities Fund and the FTVIPT Mutual Shares Securities Fund became available as investment options for Account Contract owners. Accordingly, for the subaccounts listed above with money invested in 2006, the 2006 statement of changes in net assets and total return and investment income ratios in Note 3 for these subac-counts are for the period from the commencement of operations to December 31, 2006.

Also during 2006, the Scudder Investments VIT Funds (Scudder VIT) family of funds changed its name to DWS Scudder VIP Funds (DWS VIP).

During 2006, the AIM V.I. Growth Fund ceased to be available as an investment option to Variable Account Contract owners.

During 2006, the AIM V.I. Growth Fund merged into the AIM V.I Capital Appreciation Fund.

During 2007, FTVIPT Franklin U.S. Government Fund, the Lincoln VIPT Baron Growth Opportunities Fund, the Lincoln VIPT Capital Growth Fund, the Lincoln VIPT Cohen & Steers Global Real Estate Fund, the Lincoln VIPT Delaware Special Opportunities Fund, the Lincoln VIPT Marsico International Growth Fund, the Lincoln VIPT MFS Value Fund, the Lincoln VIPT Mid-Cap Growth Fund, the Lincoln VIPT Mid-Cap Value Fund, the Lincoln VIPT S&P 500 Index Fund, the Lincoln VIPT Small-Cap Index Fund, the Lincoln VIPT T. Rowe Price Growth Stock Fund, the Lincoln VIPT Templeton Growth Fund, the Lincoln VIPT Value Opportunities Fund, the Lincoln VIPT Wilshire 2010 Profile Fund, the Lincoln VIPT Wilshire 2020 Profile Fund, the Lincoln VIPT Wilshire 2030 Profile Fund and the Lincoln VIPT Wilshire 2040 Profile Fund became available as investment options for Account Contract owners. Accordingly, the 2007 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2007.

Also during 2007 the following funds changed their names:

PREVIOUS FUND NAME                                NEW FUND NAME
-----------------------------------------------------------------------------------------------------------
Lincoln VIPT Bond Fund                            Lincoln VIPT Delaware Bond Fund
Lincoln VIPT Growth and Income Fund               Lincoln VIPT Delaware Growth and Income Fund
Lincoln VIPT Social Awareness Fund                Lincoln VIPT Delaware Social Awareness Fund
Lincoln VIPT Equity-Income Fund                   Lincoln VIPT FI Equity-Income Fund
Lincoln VIPT Capital Appreciation Fund            Lincoln VIPT Janus Capital Appreciation Fund
Lincoln VIPT International Fund                   Lincoln VIPT Mondrian International Value Fund
Lincoln VIPT Aggressive Growth Fund               Lincoln VIPT T. Rowe Price Structured Mid-Cap Growth Fund
Lincoln VIPT Global Asset Allocation Fund         Lincoln VIPT UBS Global Asset Allocation Fund
Lincoln VIPT Aggressive Profile Fund              Lincoln VIPT Wilshire Aggressive Profile Fund
Lincoln VIPT Conservative Profile Fund            Lincoln VIPT Wilshire Conservative Profile Fund
Lincoln VIPT Moderate Profile Fund                Lincoln VIPT Wilshire Moderate Profile Fund
Lincoln VIPT Moderately Aggressive Profile Fund   Lincoln VIPT Wilshire Moderately Aggressive Profile Fund
MFS VIT Capital Opportunities Series              MFS VIT Core Equity Series

Also during 2007, the Lincoln VIPT Core Fund, the Lin-coln VIPT Growth Fund and the Lincoln VIPT Growth Opportunities Fund ceased to be available as an investment option to Variable Account Contract owners.

During 2007, the Lincoln Variable Insurance Products Trust (Lincoln VIPT) acquired the Baron Capital Asset Fund and renamed the fund Lincoln VIPT Baron Growth Opportunities Service Class Fund. This fund acquisition had no impact on the units outstanding or the unit prices to the Variable Account Contract owner.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations. For the Lincoln Corporate Variable 5 product, the mortality and expense guarantees (.10% to .40% on an annual basis) are deducted as a monthly contract charge rather than a daily reduction of current value of the Variable Account. The rates are as follows for the two policy types within the Variable
Account:

- Lincoln Corporate Variable 4 at a daily rate of .0002740% to 0019178% (.10% to .70% on an annual basis)

- Lincoln CVUL Series III at a daily rate of .0002740% to 0019178% (.10% to .70% on an annual basis)

Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load, based on product, to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by LNY. Refer to the product prospectuses for the applicable rate. The premium loads for the years ended December 31, 2007 and 2006 amounted to $258,197 and $288,193, respectively.

LNY assumes responsibility for providing the insurance benefits included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The monthly deduction also includes

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of LNY and is not included in these financial statements. The administrative charges for the years ended December 31, 2007 and 2006, amounted to $11,015 and $9,152, respectively. The cost of insurance charges for the years ended December 31, 2007 and 2006 amounted to $377,677 and $351,466, respectively.

Under certain circumstances, LNY reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2007 and 2006, no transfer fees were deducted from the variable subaccounts.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2007 follows.

                                   MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                            MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT       FEE      FEE      UNIT      UNIT       UNITS                   TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR     DATE(1)       RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING  NET ASSETS  RETURN(4)  RETURN(4)  RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
ABVPSF GROWTH AND INCOME CLASS A
            2007                    0.40%    0.40%    $14.13    $ 14.13     66,830     $ 944,356     4.70%      4.70%      1.55%
            2006                    0.40%    0.40%     13.50      13.50     62,940       849,479    16.82%     16.82%      1.43%
            2005                    0.40%    0.40%     11.55      11.55     37,640       434,879     4.45%      4.45%      1.74%
            2004  7/27/04           0.40%    0.40%     11.06      11.06      4,701        52,002    11.65%     11.65%      0.00%

ABVPSF INTERNATIONAL VALUE CLASS A
            2007  2/8/07            0.00%    0.00%     12.68      12.68      2,542        32,244     4.75%      4.75%      0.88%

ABVPSF SMALL/MID CAP VALUE CLASS A
            2007                    0.00%    0.40%     14.10      14.10      2,876        36,228     1.30%      1.30%      0.87%
            2006  2/10/06           0.40%    0.40%     13.92      13.92        426         5,928    10.83%     10.83%      0.72%

AMERICAN CENTURY VP INCOME & GROWTH
            2007                    0.40%    0.40%     13.43      13.43      2,216        29,779    -0.46%     -0.46%      1.73%
            2006  2/10/06           0.40%    0.40%     13.50      13.50      1,345        18,150    15.14%     15.14%      1.96%

AMERICAN CENTURY VP INFLATION PROTECTION CLASS 2
            2007  9/20/07           0.40%    0.40%     11.56      11.56        254         2,933     4.74%      4.74%      0.87%

AMERICAN CENTURY VP INTERNATIONAL
            2007                    0.40%    0.40%     18.85      18.85        892        16,808    17.59%     17.59%      0.98%
            2006  2/10/06           0.40%    0.40%     16.03      16.03        384         6,160    19.09%     19.09%      1.73%

AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2007                    0.40%    0.40%     17.48      17.48      1,877        32,808    14.39%     14.39%      2.71%
            2006  2/3/06            0.40%    0.40%     15.28      15.28      1,912        29,210    16.07%     16.07%      0.81%

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2007                    0.00%    0.40%     22.14      22.14      4,399        92,747    20.94%     20.94%      2.92%
            2006  2/2/06            0.40%    0.40%     18.30      18.30        796        14,561    14.45%     14.45%      0.77%

AMERICAN FUNDS GROWTH CLASS 2
            2007                    0.00%    0.40%     15.89      15.89      2,703        40,721    11.89%     11.89%      0.84%
            2006  2/2/06            0.40%    0.40%     14.20      14.20      6,057        85,994     5.58%      5.58%      1.14%

AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2007                    0.40%    0.40%     13.83      16.11     24,965       368,564     4.62%      4.62%      1.68%
            2006                    0.40%    0.40%     13.22      15.39     19,467       275,754    14.74%     14.74%      1.70%
            2005                    0.40%    0.40%     13.42      13.42     12,781       162,056     5.41%      5.41%      1.73%
            2004  7/8/04            0.40%    0.40%     12.73      12.73      4,943        62,911     8.69%      8.69%      0.77%

AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
            2007  2/8/07            0.00%    0.40%     11.28      12.11      1,919        21,827    -1.25%     -0.83%     12.73%

AMERICAN FUNDS INTERNATIONAL CLASS 2
            2007                    0.40%    0.70%     19.66      23.86     78,622     1,554,437    19.19%     19.54%      1.78%
            2006                    0.40%    0.70%     16.44      20.02     49,908       827,486    18.15%     18.50%      1.73%
            2005                    0.40%    0.70%     13.88      16.95     27,217       382,646    20.65%     21.02%      1.72%
            2004                    0.40%    0.70%     14.04      14.04      4,411        52,619    18.49%     18.49%      3.29%
            2003  8/7/03            0.70%    0.70%     11.85      11.85        440         5,213    22.93%     22.93%      1.16%

                              MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                             MINIMUM    MAXIMUM   INVESTMENT
                COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                   TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR   DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING  NET ASSETS  RETURN(4)  RETURN(4)    RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
            2007               0.40%    0.70%    $11.39    $12.41      23,639    $  274,859     5.74%      6.06%      7.83%
            2006               0.40%    0.70%     10.74     11.74      16,773       184,743     3.03%      3.34%      2.81%
            2005               0.40%    0.70%     11.39     11.39       9,786       105,402     1.70%      1.70%      1.60%
            2004               0.70%    0.70%     11.20     11.20       2,504        28,053     2.58%      2.58%      3.10%
            2003   8/7/03      0.70%    0.70%     10.92     10.92       1,262        13,781     1.30%      1.30%      0.00%

DELAWARE VIPT DIVERSIFIED INCOME
            2007               0.40%    0.40%     12.23     12.23       2,547        31,164     7.20%      7.20%      3.25%
            2006   2/10/06     0.40%    0.40%     11.41     11.41       1,948        22,234     6.84%      6.84%      1.63%

DELAWARE VIPT EMERGING MARKETS
            2007               0.40%    0.40%     28.38     28.38      15,173       430,646    38.30%     38.30%      0.58%
            2006               0.40%    0.40%     20.52     20.52       2,139        43,899    26.63%     26.63%      0.83%
            2005   7/1/05      0.40%    0.40%     16.21     16.21       1,161        18,823    19.26%     19.26%      0.00%

DELAWARE VIPT HIGH YIELD
            2007               0.40%    0.40%     12.88     12.88         561         7,231     2.38%      2.38%     11.62%
            2006   2/14/06     0.40%    0.40%     12.58     12.58         547         6,880    10.01%     10.01%      6.99%

DELAWARE VIPT REIT
            2007               0.40%    0.40%     14.50     14.50       1,343        19,479   -14.28%    -14.28%      1.88%
            2006   2/2/06      0.40%    0.40%     16.92     16.92         491         8,306    24.13%     24.13%      0.31%

DELAWARE VIPT SMALL CAP VALUE
            2007               0.40%    0.40%     13.98     20.86      13,597       240,551    -6.99%     -6.99%      0.44%
            2006               0.40%    0.40%     15.03     22.43      11,023       212,164    15.72%     15.72%      0.19%
            2005               0.40%    0.40%     19.38     19.38       7,983       140,248     8.98%      8.98%      0.26%
            2004   7/8/04      0.40%    0.40%     17.79     17.79       3,847        68,415    18.95%     18.95%      0.00%

DELAWARE VIPT VALUE
            2007               0.40%    0.40%     14.23     14.23      65,366       930,017    -3.11%     -3.11%      1.55%
            2006               0.40%    0.40%     14.68     14.68      60,997       895,713    23.60%     23.60%      1.63%
            2005               0.40%    0.40%     11.88     11.88      42,603       506,143     5.60%      5.60%      1.50%
            2004   7/27/04     0.40%    0.40%     11.25     11.25       2,402        27,027    12.92%     12.92%      0.00%

DWS VIP EAFE EQUITY INDEX
            2005               0.00%    0.00%        --        --          --            --     0.00%      0.00%      2.32%
            2004               0.70%    0.70%     12.35     12.35       1,797        22,193    18.24%     18.24%      1.71%
            2003   8/7/03      0.70%    0.70%     10.45     10.45         991        10,351    22.20%     22.20%      0.00%

DWS VIP EQUITY 500 INDEX
            2007               0.00%    0.70%     13.93     14.24     154,041     2,144,393     4.56%      4.88%      2.11%
            2006               0.40%    0.70%     13.28     13.62     113,178     1,504,846    14.72%     15.06%      1.21%
            2005               0.40%    0.70%     11.54     11.87      53,584       620,014     3.95%      4.26%      1.82%
            2004               0.40%    0.70%     11.42     11.42      14,629       163,161     9.82%      9.82%      0.33%
            2003   8/7/03      0.70%    0.70%     10.40     10.40       1,863        19,374    14.48%     14.48%      0.00%

DWS VIP SMALL CAP INDEX
            2007               0.00%    0.70%     13.96     18.07       3,814        55,298    -2.58%     -2.29%      0.81%
            2006               0.40%    0.70%     18.55     18.55       2,117        35,304    16.67%     16.67%      0.65%
            2005               0.70%    0.70%     15.90     15.90         992        15,762     3.53%      3.53%      0.54%
            2004               0.70%    0.70%     15.35     15.35         727        11,167    16.94%     16.94%      0.32%
            2003   8/7/03      0.70%    0.70%     13.13     13.13         397         5,211    22.79%     22.79%      0.00%

FIDELITY VIP ASSET MANAGER SERVICE CLASS
            2007               0.40%    0.40%     13.50     13.50      13,888       187,556    14.90%     14.90%      5.68%
            2006               0.40%    0.40%     11.75     11.75       9,742       114,507     6.81%      6.81%      1.65%
            2005   7/1/05      0.40%    0.40%     11.00     11.00       4,941        54,374     4.05%      4.05%      0.00%

FIDELITY VIP CONTRAFUND SERVICE CLASS
            2007               0.40%    0.40%     16.97     20.87      26,284       481,079    17.04%     17.04%      0.95%
            2006               0.40%    0.40%     14.50     17.83      17,586       281,115    11.14%     11.14%      1.08%
            2005               0.40%    0.40%     16.04     16.04      11,710       173,979    16.38%     16.38%      0.12%
            2004   7/8/04      0.40%    0.40%     13.78     13.78       4,678        64,479    10.79%     10.79%      0.00%

FIDELITY VIP EQUITY-INCOME SERVICE CLASS
            2007               0.70%    0.70%     15.83     15.83       2,503        39,626     0.71%      0.71%      1.90%
            2006               0.70%    0.70%     15.72     15.72       2,191        34,449    19.25%     19.25%      3.25%
            2005               0.70%    0.70%     13.18     13.18       1,823        24,027     5.02%      5.02%      1.27%
            2004               0.70%    0.70%     12.55     12.55       1,291        16,209    10.61%     10.61%      1.05%
            2003   8/7/03      0.70%    0.70%     11.35     11.35         695         7,891    16.75%     16.75%      0.00%

                                MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                            MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                   TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING  NET ASSETS  RETURN(4)  RETURN(4)   RATIO(5)
-------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP MID CAP SERVICE CLASS
            2007                 0.40%    0.40%    $15.73    $15.73       2,632    $   41,406    15.03%     15.03%      0.67%
            2006     2/2/06      0.40%    0.40%     13.68     13.68       2,640        36,113     2.99%      4.19%      0.09%

FIDELITY VIP OVERSEAS SERVICE CLASS
            2007                 0.40%    0.40%     18.70     18.70       1,459        27,270    16.73%     16.73%      2.89%
            2006     3/7/06      0.40%    0.40%     16.02     18.30         666        11,367     9.56%     16.00%      0.00%

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES
            2007                 0.40%    0.40%     14.33     14.33      79,304     1,136,142    11.06%     11.06%      0.00%
            2006                 0.40%    0.40%     12.90     12.90      53,024       683,986     8.52%      8.52%      0.00%
            2005                 0.40%    0.40%     11.89     11.89      27,864       331,215     4.67%      4.67%      0.00%
            2004    7/27/04      0.40%    0.40%     11.36     11.36       4,945        56,165    15.18%     15.18%      0.00%

FTVIPT MUTUAL SHARES SECURITIES
            2007     2/8/07      0.00%    0.00%     11.82     11.82       1,781        21,060     0.56%      0.56%      1.19%

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES
            2007                 0.40%    0.40%     12.43     12.43         396         4,923    10.84%     10.84%      2.89%
            2006    3/10/06      0.40%    0.40%     11.21     11.21         405         4,540     9.94%      9.94%      3.12%

FTVIPT TEMPLETON GROWTH SECURITIES
            2007                 0.40%    0.70%     15.23     17.66       8,416       133,591     1.84%      2.14%      1.59%
            2006                 0.40%    0.70%     14.91     17.34       6,536       102,263    21.35%     21.72%      1.12%
            2005     7/1/05      0.40%    0.70%     12.25     14.29       4,014        52,616     6.78%      8.58%      0.00%

JANUS ASPEN SERIES BALANCED SERVICE SHARES

            2007                 0.70%    0.70%     14.74     14.74      21,105       311,128     9.52%      9.52%      2.29%
            2006                 0.70%    0.70%     13.46     13.46      21,348       287,358     9.64%      9.64%      1.95%
            2005                 0.70%    0.70%     12.28     12.28      16,662       204,555     6.91%      6.91%      1.90%
            2004                 0.70%    0.70%     11.48     11.48      17,306       198,724     7.54%      7.54%      2.24%
            2003    3/12/03      0.70%    0.70%     10.68     10.68      17,646       188,433    16.75%     16.75%      2.65%

JANUS ASPEN SERIES FLEXIBLE BOND SERVICE SHARES
            2007                 0.40%    0.40%     11.45     11.45      73,894       846,016     6.37%      6.37%      5.03%
            2006                 0.40%    0.40%     10.76     10.76      41,361       445,180     3.56%      3.56%      4.46%
            2005                 0.40%    0.40%     10.39     10.39      21,458       223,011     1.27%      1.27%      5.93%
            2004    7/27/04      0.40%    0.40%     10.26     10.26       1,239        12,721     3.52%      3.52%      6.65%

LINCOLN VIPT BARON GROWTH OPPORTUNITIES SERVICE CLASS
            2007     2/8/07      0.00%    0.40%     12.23     14.75       3,326        46,825    -2.47%     1.44%       0.00%

LINCOLN VIPT CORE
            2006    1/30/06      0.40%    0.40%     11.94     11.94          40           476    11.53%     11.53%      0.80%

LINCOLN VIPT DELAWARE BOND
            2007                 0.00%    0.70%     11.58     13.82      36,753       498,727     4.71%      5.03%      5.30%
            2006                 0.40%    0.70%     11.03     13.16      33,415       433,213     3.98%      4.30%      4.71%
            2005                 0.40%    0.70%     12.46     12.62      26,359       329,311     1.92%      2.23%      3.90%
            2004                 0.40%    0.70%     12.22     12.22      22,272       272,842     4.57%      4.57%      4.60%
            2003    3/12/03      0.70%    0.70%     11.69     11.69      16,550       193,473     4.04%      4.04%      4.50%

LINCOLN VIPT DELAWARE GROWTH AND INCOME
            2007                 0.40%    0.40%     12.77     12.77         370         4,727     5.74%      5.74%      1.16%
            2006    1/30/06      0.40%    0.40%     12.07     12.07         457         5,511     8.82%      8.82%      1.47%

LINCOLN VIPT DELAWARE SOCIAL AWARENESS
            2006     2/2/06      0.40%    0.40%     14.00     14.00         224         3,140     9.37%      9.37%      0.87%

LINCOLN VIPT FI EQUITY-INCOME
            2007                 0.40%    0.40%     12.50     12.50       8,812       110,171     3.94%      3.94%      1.36%
            2006                 0.40%    0.40%     12.03     12.03       6,495        78,124    10.82%     10.82%      1.56%
            2005     7/1/05      0.40%    0.40%     10.85     10.85       3,036        32,953     5.70%      5.70%      1.14%

LINCOLN VIPT GROWTH OPPORTUNITIES
            2006    11/8/06      0.40%    0.40%     13.47     13.47       6,504        87,640     3.14%      3.14%      0.00%

LINCOLN VIPT JANUS CAPITAL APPRECIATION
            2007    8/13/07      0.40%    0.40%     14.62     14.62       2,441        35,713    11.24%     11.24%      0.26%

LINCOLN VIPT MONDRIAN INTERNATIONAL VALUE
            2007                 0.40%    0.40%     18.73     18.73       6,786       127,093    11.04%     11.04%      2.20%
            2006                 0.40%    0.40%     16.87     16.87       5,292        89,255    29.49%     29.49%      3.42%
            2005     7/1/05      0.40%    0.40%     13.03     13.03       2,687        35,004    11.44%     11.44%      1.77%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                             MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                   TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING  NET ASSETS  RETURN(4)  RETURN(4)   RATIO(5)
-------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT MONEY MARKET
            2007                 0.00%    0.40%    $11.20    $11.20     442,890    $4,961,099     4.55%      4.55%      4.84%
            2006                 0.40%    0.40%     10.71     10.71     274,729     2,943,651     4.26%      4.26%      4.60%
            2005     2/14/05     0.40%    0.40%     10.28     10.28     138,323     1,421,500     2.19%      2.19%      3.23%
            2004                 0.00%    0.00%        --        --          --            --     0.00%      0.00%      0.37%
            2003                 0.00%    0.00%        --        --          --            --     0.00%      0.00%      0.05%

LINCOLN VIPT UBS GLOBAL ASSET ALLOCATION
            2007                 0.40%    0.40%     14.44     14.44         972        14,040     5.95%      5.95%      1.70%
            2006      2/8/06     0.40%    0.40%     13.63     13.63         993        13,529    12.32%     12.32%      1.31%

LINCOLN VIPT WILSHIRE MODERATELY AGGRESSIVE PROFILE
            2007                 0.40%    0.40%     13.75     13.75         523         7,189     9.37%      9.37%      1.60%
            2006      2/8/06     0.40%    0.40%     12.57     12.57         530         6,656    11.50%     11.50%      1.16%

MFS VIT TOTAL RETURN
            2007                 0.40%    0.40%     12.95     12.95      20,522       265,742     3.80%      3.80%      2.02%
            2006                 0.40%    0.40%     12.48     12.48      14,661       182,909    11.45%     11.45%      1.53%
            2005      7/1/05     0.40%    0.40%     11.19     11.19       7,133        79,848     1.87%      1.87%      0.00%

MFS VIT UTILITIES
            2007                 0.40%    0.40%     23.62     23.62       3,332        78,695    27.39%     27.39%      1.03%
            2006     2/14/06     0.40%    0.40%     18.54     18.54         435         8,067    27.94%     27.94%      4.56%

NB AMT MID-CAP GROWTH
            2007                 0.40%    0.70%     17.72     18.15      68,340     1,239,446    21.67%     22.04%      0.00%
            2006                 0.40%    0.70%     14.56     14.87      49,275       732,314    13.90%     14.24%      0.00%
            2005                 0.40%    0.70%     13.02     13.02      25,813       335,824    13.29%     13.29%      0.00%
            2004     7/27/04     0.40%    0.40%     11.49     11.49       3,808        43,758    16.64%     16.64%      0.00%

NB AMT REGENCY
            2007                 0.70%    0.70%     20.10     20.10       1,287        25,867     2.58%      2.58%      0.44%
            2006                 0.70%    0.70%     19.59     19.59       1,310        25,665    10.39%     10.39%      0.40%
            2005                 0.70%    0.70%     17.75     17.75       1,340        23,774    11.22%     11.22%      0.08%
            2004                 0.70%    0.70%     15.96     15.96       1,379        22,009    21.51%     21.51%      0.03%
            2003      8/7/03     0.70%    0.70%     13.13     13.13         761         9,993    18.67%     18.67%      0.00%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2007.

                                                               AGGREGATE    AGGREGATE
                                                                COST OF     PROCEEDS
                                                               PURCHASES   FROM SALES
-------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                              $  478,392   $  371,727
ABVPSF International Value Class A                                54,740       21,183
ABVPSF Small/Mid Cap Value Class A                                38,241        4,100
American Century VP Income & Growth                               13,271          839
American Century VP Inflation Protection Class 2                   2,848           20
American Century VP International                                177,770      193,307
American Funds Global Growth Class 2                               7,541        6,251
American Funds Global Small Capitalization Class 2               161,707       84,093
American Funds Growth Class 2                                     23,065       68,980
American Funds Growth-Income Class 2                             117,204       20,445
American Funds High-Income Bond Class 2                           25,506        1,464
American Funds International Class 2                             684,628       92,321
American Funds U.S. Government/AAA-Rated Securities Class 2      267,484      176,379
Delaware VIPT Diversified Income                                  59,803       51,835
Delaware VIPT Emerging Markets                                   450,013       90,422
Delaware VIPT High Yield                                          16,915       15,454
Delaware VIPT REIT                                                35,009       11,629
Delaware VIPT Small Cap Value                                     88,029       23,255
Delaware VIPT Value                                              410,899      321,240
DWS VIP Equity 500 Index                                       2,182,591    1,637,184
DWS VIP Small Cap Index                                           27,261        2,033
Fidelity VIP Asset Manager Service Class                          66,795        3,468
Fidelity VIP Contrafund Service Class                            277,801       27,548
Fidelity VIP Equity-Income Service Class                           9,845          850
Fidelity VIP Mid Cap Service Class                                13,230       10,856
Fidelity VIP Overseas Service Class                               21,916        7,136
FTVIPT Franklin Small-Mid Cap Growth Securities                  545,566      106,298
FTVIPT Mutual Shares Securities                                   23,453        1,356
FTVIPT Templeton Global Income Securities                            337          320
FTVIPT Templeton Growth Securities                                39,938        2,789
Janus Aspen Series Balanced Service Shares                         6,904        5,541
Janus Aspen Series Flexible Bond Service Shares                  400,039       13,121
Lincoln VIPT Baron Growth Opportunities                          186,078      179,806
Lincoln VIPT Baron Growth Opportunities Service Class             52,098        1,632
Lincoln VIPT Core                                                     --          477
Lincoln VIPT Delaware Bond                                        82,666       18,103
Lincoln VIPT Delaware Growth and Income                              156        1,161
Lincoln VIPT Delaware Social Awareness                                --        3,394
Lincoln VIPT FI Equity-Income                                     44,619        2,316
Lincoln VIPT Growth Opportunities                                115,109      210,802
Lincoln VIPT Janus Capital Appreciation                           31,754          302
Lincoln VIPT Mondrian International Value                         38,551        5,794
Lincoln VIPT Money Market                                      3,446,605      902,174
Lincoln VIPT UBS Global Asset Allocation                             978          442
Lincoln VIPT Wilshire Moderately Aggressive Profile                  289          220
MFS VIT Total Return                                              91,506        5,373
MFS VIT Utilities                                                 63,929        2,449
NB AMT Mid-Cap Growth                                            385,592       82,418
NB AMT Regency                                                       827          653

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2007.

                                                                          NET
                                                               SHARES    ASSET   FAIR VALUE     COST OF
                                                               OWNED     VALUE   OF SHARES       SHARES
--------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                               35,212   $26.82   $  944,387   $  902,557
ABVPSF International Value Class A                              1,283    25.14       32,244       33,545
ABVPSF Small/Mid Cap Value Class A                              2,117    17.11       36,228       40,023
American Century VP Income & Growth                             3,520     8.46       29,780       28,462
American Century VP Inflation Protection Class 2                  278    10.55        2,933        2,828
American Century VP International                               1,417    11.86       16,809       14,247
American Funds Global Growth Class 2                            1,312    25.00       32,809       28,112
American Funds Global Small Capitalization Class 2              3,442    26.95       92,750       93,677
American Funds Growth Class 2                                     610    66.72       40,722       38,483
American Funds Growth-Income Class 2                            8,722    42.26      368,576      342,697
American Funds High-Income Bond Class 2                         1,890    11.55       21,827       24,000
American Funds International Class 2                           62,884    24.72    1,554,490    1,277,173
American Funds U.S. Government/AAA-Rated Securities Class 2    23,594    11.65      274,870      275,018
Delaware VIPT Diversified Income                                3,049    10.22       31,165       29,813
Delaware VIPT Emerging Markets                                 15,469    27.84      430,660      404,830
Delaware VIPT High Yield                                        1,215     5.95        7,231        7,582
Delaware VIPT REIT                                              1,231    15.83       19,480       28,438
Delaware VIPT Small Cap Value                                   8,396    28.65      240,559      251,466
Delaware VIPT Value                                            43,379    21.44      930,048      878,418
DWS VIP Equity 500 Index                                      138,085    15.53    2,144,466    2,024,483
DWS VIP Small Cap Index                                         3,759    14.71       55,300       55,493
Fidelity VIP Asset Manager Service Class                       11,381    16.48      187,562      168,791
Fidelity VIP Contrafund Service Class                          17,306    27.80      481,095      511,516
Fidelity VIP Equity-Income Service Class                        1,664    23.82       39,628       39,932
Fidelity VIP Mid Cap Service Class                              1,151    35.98       41,407       37,617
Fidelity VIP Overseas Service Class                             1,081    25.22       27,271       25,459
FTVIPT Franklin Small-Mid Cap Growth Securities                48,575    23.39    1,136,180    1,067,138
FTVIPT Mutual Shares Securities                                 1,031    20.42       21,060       22,080
FTVIPT Templeton Global Income Securities                         290    17.00        4,923        4,308
FTVIPT Templeton Growth Securities                              8,520    15.68      133,596      122,396
Janus Aspen Series Balanced Service Shares                     10,011    31.08      311,146      243,549
Janus Aspen Series Flexible Bond Service Shares                69,748    12.13      846,044      843,679
Lincoln VIPT Baron Growth Opportunities Service Class           1,564    29.94       46,826       50,434
Lincoln VIPT Delaware Bond                                     39,340    12.68      498,751      506,908
Lincoln VIPT Delaware Growth and Income                           128    36.86        4,727        4,220
Lincoln VIPT FI Equity-Income                                   6,492    16.97      110,175      116,505
Lincoln VIPT Janus Capital Appreciation                         1,478    24.17       35,714       31,483
Lincoln VIPT Mondrian International Value                       5,260    24.16      127,097      104,062
Lincoln VIPT Money Market                                     548,818    10.00    5,488,179    5,488,179
Lincoln VIPT UBS Global Asset Allocation                          901    15.59       14,040       13,355
Lincoln VIPT Wilshire Moderately Aggressive Profile               537    13.39        7,189        6,144
MFS VIT Total Return                                           12,258    21.68      265,751      253,313
MFS VIT Utilities                                               2,282    34.48       78,698       68,373
NB AMT Mid-Cap Growth                                          43,491    28.50    1,239,488      932,928
NB AMT Regency                                                  1,594    16.23       25,869       19,039

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2007 is as follows:

                                                                UNITS     UNITS     NET INCREASE
                                                               ISSUED   REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                               29,628    (25,738)        3,890
ABVPSF International Value Class A                              4,317     (1,775)        2,542
ABVPSF Small/Mid Cap Value Class A                              2,792       (342)        2,450
American Century VP Income & Growth                               929        (58)          871
American Century VP Inflation Protection Class 2                  255         (1)          254

                                                                UNITS     UNITS      NET INCREASE
                                                               ISSUED   REDEEMED      (DECREASE)
-------------------------------------------------------------------------------------------------
American Century VP International                              11,065    (10,557)          508
American Funds Global Growth Class 2                              351       (386)          (35)
American Funds Global Small Capitalization Class 2              7,310     (3,707)        3,603
American Funds Growth Class 2                                   1,536     (4,890)       (3,354)
American Funds Growth-Income Class 2                            6,717     (1,219)        5,498
American Funds High-Income Bond Class 2                         2,059       (140)        1,919
American Funds International Class 2                           34,032     (5,318)       28,714
American Funds U.S. Government/AAA-Rated Securities Class 2    22,513    (15,647)        6,866
Delaware VIPT Diversified Income                                5,133     (4,534)          599
Delaware VIPT Emerging Markets                                 16,463     (3,429)       13,034
Delaware VIPT High Yield                                        1,192     (1,178)           14
Delaware VIPT REIT                                              1,514       (662)          852
Delaware VIPT Small Cap Value                                   3,645     (1,071)        2,574
Delaware VIPT Value                                            24,951    (20,582)        4,369
DWS VIP Equity 500 Index                                      156,623   (115,760)       40,863
DWS VIP Small Cap Index                                         1,842       (145)        1,697
Fidelity VIP Asset Manager Service Class                        4,371       (225)        4,146
Fidelity VIP Contrafund Service Class                          10,040     (1,342)        8,698
Fidelity VIP Equity-Income Service Class                          351        (39)          312
Fidelity VIP Mid Cap Service Class                                822       (830)           (8)
Fidelity VIP Overseas Service Class                             1,125       (332)          793
FTVIPT Franklin Small-Mid Cap Growth Securities                33,308     (7,028)       26,280
FTVIPT Mutual Shares Securities                                 1,906       (125)        1,781
FTVIPT Templeton Global Income Securities                          17        (26)           (9)
FTVIPT Templeton Growth Securities                              2,020       (140)        1,880
Janus Aspen Series Balanced Service Shares                         --       (243)         (243)
Janus Aspen Series Flexible Bond Service Shares                33,605     (1,072)       32,533
Lincoln VIPT Baron Growth Opportunities                        13,208    (13,208)           --
Lincoln VIPT Baron Growth Opportunities Service Class           3,438       (112)        3,326
Lincoln VIPT Core                                                  --        (40)          (40)
Lincoln VIPT Delaware Bond                                      4,474     (1,136)        3,338
Lincoln VIPT Delaware Growth and Income                             8        (95)          (87)
Lincoln VIPT Delaware Social Awareness                             --       (224)         (224)
Lincoln VIPT FI Equity-Income                                   2,468       (151)        2,317
Lincoln VIPT Growth Opportunities                               8,450    (14,954)       (6,504)
Lincoln VIPT Janus Capital Appreciation                         2,459        (18)        2,441
Lincoln VIPT Mondrian International Value                       1,785       (291)        1,494
Lincoln VIPT Money Market                                     301,118   (132,957)      168,161
Lincoln VIPT UBS Global Asset Allocation                            7        (28)          (21)
Lincoln VIPT Wilshire Moderately Aggressive Profile                 8        (15)           (7)
MFS VIT Total Return                                            6,200       (339)        5,861
MFS VIT Utilities                                               2,998       (101)        2,897
NB AMT Mid-Cap Growth                                          23,589     (4,524)       19,065
NB AMT Regency                                                     --        (23)          (23)

The change in units outstanding for the year ended December 31, 2006 is as follows:

                                                                UNITS     UNITS     NET INCREASE
                                                               ISSUED   REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class A                               29,487     (4,187)       25,300
ABVPSF Large Cap Growth Class A                                     8         (8)           --
ABVPSF Small/Mid Cap Value Class A                              3,749     (3,323)          426
American Century VP Income & Growth                             1,601       (256)        1,345
American Century VP International                                 454        (70)          384
American Funds Global Growth Class 2                            6,581     (4,669)        1,912
American Funds Global Small Capitalization Class 2              5,306     (4,510)          796
American Funds Growth Class 2                                   7,378     (1,321)        6,057
American Funds Growth-Income Class 2                           10,328     (3,642)        6,686
American Funds International Class 2                           28,374     (5,683)       22,691
American Funds U.S. Government/AAA-Rated Securities Class 2     7,373       (386)        6,987
Lincoln VIPT Baron Growth Opportunities Service Class           3,184     (3,184)           --
Delaware VIPT Diversified Income                                2,033        (85)        1,948

                                                                UNITS     UNITS     NET INCREASE
                                                               ISSUED   REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------
Delaware VIPT Emerging Markets                                  1,032        (54)          978
Delaware VIPT High Yield                                          629        (82)          547
Delaware VIPT REIT                                              7,693     (7,202)          491
Delaware VIPT Small Cap Value                                   5,208     (2,168)        3,040
Delaware VIPT Value                                            33,449    (15,055)       18,394
DWS VIP Equity 500 Index                                      140,918    (81,324)       59,594
DWS VIP Small Cap Index                                         1,178        (53)        1,125
Fidelity VIP Asset Manager Service Class                        5,041       (240)        4,801
Fidelity VIP Contrafund Service Class                           8,980     (3,104)        5,876
Fidelity VIP Equity-Income Service Class                          412        (44)          368
Fidelity VIP Growth Service Class                               5,169     (5,169)           --
Fidelity VIP Mid Cap Service Class                              6,253     (3,613)        2,640
Fidelity VIP Overseas Service Class                               695        (29)          666
FTVIPT Franklin Small-Mid Cap Growth Securities                28,721     (3,561)       25,160
FTVIPT Templeton Global Income Securities                         437        (32)          405
FTVIPT Templeton Growth Securities                              3,004       (482)        2,522
Janus Aspen Series Balanced Service Shares                      4,930       (244)        4,686
Janus Aspen Series Flexible Bond Service Shares                21,132     (1,229)       19,903
Lincoln VIPT Delaware Bond                                     10,841     (3,785)        7,056
Lincoln VIPT Core                                                 971       (931)           40
Lincoln VIPT FI Equity-Income                                   4,512     (1,053)        3,459
Lincoln VIPT UBS Global Asset Allocation                        1,101       (108)          993
Lincoln VIPT Delaware Growth and Income                         2,277     (1,820)          457
Lincoln VIPT Growth Opportunities                               6,544        (40)        6,504
Lincoln VIPT Mondrian International Value                       2,776       (171)        2,605
Lincoln VIPT Wilshire Moderately Aggressive Profile               551        (21)          530
Lincoln VIPT Money Market                                     235,966    (99,560)      136,406
Lincoln VIPT Delaware Social Awareness                            235        (11)          224
MFS VIT Total Return                                            7,952       (424)        7,528
MFS VIT Utilities                                               1,852     (1,417)          435
NB AMT Mid-Cap Growth                                          25,113     (1,651)       23,462
NB AMT Regency                                                     --        (30)          (30)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of Lincoln Life & Annuity Company of New York
   and
Contract Owners of LLANY Separate Account S for Flexible Premium Variable Life Insurance

We have audited the accompanying statement of assets and liabilities of LLANY Separate Account S for Flexible Premium Variable Life Insurance ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting LLANY Separate Account S for Flexible Premium Variable Life Insurance at December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 7, 2008

                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)

(2) Commission Schedule for Variable Life Policies.(2)

(3) Selling Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(3)

(4) (a) Policy Form LN920 NY(4)

     (b) Policy Form LN925 NY(6)

     (c) Term Insurance Rider - Policy Form LN492 NY(8)

     (d) Cash Value Enhancement Rider - Policy Form LR512 NY(2)

     (e) Change of Insured Benefit Rider - Policy Form LR493 NY(13)

(5) (a) Application - Policy Forms B10392 NY and B10393 NY(4)

     (b) Addendum to Application - Policy Forms B10394 and B10395 NY(4)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New
   York(5)

     (b) Bylaws of Lincoln Life & Annuity Company of New York(5)

(7) Form of Reinsurance Contracts(7)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

     (a) AIM Variable Insurance Funds

     (b) AllianceBernstein Variable Products Series Fund, Inc.(14)

     (c) American Century Investments Variable Portfolios, Inc.(14)

     (d) American Funds Insurance Series(14)

     (e) Delaware VIP Trust(14)

     (f) DWS Investments VIT Funds(14)

     (g) Fidelity Variable Insurance Products(14)

     (h) Franklin Templeton Variable Insurance Products Trust(14)

     (i) Janus Aspen Series(14)

     (j) Lincoln Variable Insurance Products Trust(14)

     (k) MFS Variable Insurance Trust(14)

     (l) Neuberger Berman Advisers Management Trust(14)

     (m) Putnam Variable Trust

(9) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York(11).

   (b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(10)

(10) Not applicable.

(11) Opinion and Consent of Robert O. Sheppard, Esquire.

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Independent Registered Public Accounting Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(9).

________________________

(1) Incorporated by reference to Initial Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (File No. 333-74325) filed on October 5, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File 333-42507) filed on February 26, 1999.

(4) Incorporated by reference to Initial Registration Statement on Form S-6 filed on March 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-92291) filed on October 8, 2002.

(7) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.

(8) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-74325) filed on April 30, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(10) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.

(11) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(12) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-92298) filed on January 27, 2006.

(13) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

Item 27. Directors and Officers of the Depositor


Name                               Positions and Offices with Depositor
--------------------------------   ------------------------------------------------------------
J. Patrick Barrett                 Director
4605 Watergap
Manlius, NY 13104
Michael J. Burns****               Senior Vice President
Charles C. Cornelio*****           Senior Vice President and Director
Frederick J. Crawford***           Senior Vice President, Chief Financial Officer and Director
Robert W. Dineen                   Director
2005 Market Street, 34th Floor
Philadelphia, PA 19103
Christine S. Frederick****         Second Vice President and Chief Compliance Officer
Dennis R. Glass***                 President, Chief Executive Officer and Director
George W. Henderson, III           Director
Granville Capital
300 North Greene Street
Greensboro, NC 27401
Mark E. Konen*****                 Senior Vice President and Director
M. Leanne Lachman                  Director
870 United Nations Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                 Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 South Crouse Avenue
Syracuse, NY 13244
Patrick S. Pittard                 Director
20 Cates Ridge
Atlanta, GA 30327
Dennis L. Schoff***                Director
Robert O. Sheppard*                Second Vice President and General Counsel
Michael S. Smith**                 Assistant Vice President and Director
Rise C. M. Taylor**                Vice President and Treasurer
Westley V. Thompson****            Director
C. Suzanne Womack***               Second Vice President and Secretary

   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

     ** Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46801

    *** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

**** Principal business address is 350 Church Street, Hartford, CT 06103

*****     Principal business address is 100 North Greene Street, Greensboro, NC
27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (9)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life; Lincoln New York Account T Variable Annuity; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   ------------------------------------------------
Patrick J. Caulfield***     Vice President and Chief Compliance Officer
Frederick J. Crawford*      Director
Daniel P. Hickey***         Vice President
Randall J. Freitag*         Vice President and Treasurer
Dennis R. Glass*            Director
David M. Kittredge*         Senior Vice President
Terrence Mullen*            President, Chief Executive Officer and Director
Linda Woodward**            Secretary
Keith J. Ryan**             Vice President and Chief Financial Officer

      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

   ** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

*** Principal business address is 350 Church Street, Hartford, CT 06103

     (c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.
Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                             SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 2 to the Registration Statement (File No.: 333-141777; 811-09257; CIK: 0001081039) on Form N-6, to
be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 23rd day of April, 2008. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                 LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM
                 VARIABLE LIFE INSURANCE
                 (REGISTRANT)


                 By:  /s/ Christine S. Frederick
                    ------------------------------
                    Christine S. Frederick
                    Second Vice President and Chief Compliance Officer Lincoln Life & Annuity Company of New York




                 LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                 (DEPOSITOR)



                 By:  /s/ Christine S. Frederick
                    ------------------------------
                    Christine S. Frederick
                    Second Vice President and Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 2 to the Registration Statement (File No.:
333-141777; 811-09257; CIK: 0001081039) has been signed below on April 23,
2008, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

SIGNATURE                                                        TITLE
---------                                                        -----
/s/ Dennis R. Glass          *
------------------------------                                   President and Director
Dennis R. Glass                                                  (Principal Executive Officer)

/s/ Frederick J. Crawford    *
------------------------------                                   Senior Vice President, Chief Financial Officer and Director
Frederick  J. Crawford                                           (Principal Financial Officer)

/s/ Michael J. Burns         *
------------------------------                                   Senior Vice President
Michael J. Burns

/s/ Charles C. Cornelio      *
------------------------------                                   Senior Vice President and Director
Charles C. Cornelio

/s/ Mark E. Konen            *
------------------------------                                   Senior Vice President and Director
Mark E. Konen

/s/ Michael S. Smith         *
------------------------------                                   Assistant Vice President and Director
Michael S. Smith

/s/ J. Patrick Barrett       *
------------------------------                                   Director
J. Patrick Barrett

Robert W. Dineen             *
------------------------------                                   Director
Robert W. Dineen

/s/ George W. Henderson, III *
------------------------------                                   Director
George W. Henderson, III

/s/ M. Leanne Lachman        *
------------------------------                                   Director
M. Leanne Lachman

/s/ Louis G. Marcoccia       *
------------------------------                                   Director
Louis G. Marcoccia

/s/ Patrick S. Pittard       *
------------------------------                                   Director
Patrick S. Pittard

/s/ Dennis L. Schoff         *
------------------------------                                   Director
Dennis L. Schoff

/s/ Westley V. Thompson      *
------------------------------                                   Director
Westley V. Thompson

        /s/ Christine S. Frederick
*By:  ------------------------------
      Christine S. Frederick
      Attorney-in-Fact, pursuant to a Power-
      of-Attorney filed with this Registration
      Statement

                        POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Kelly D. Clevenger, Christine S. Frederick, Robert L. Grubka, Brian A. Kroll, Lawrence A. Samplatsky, Rise C. M. Taylor and Frederick C. Tedeschi, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms S-6, N-6, N-3, or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS:
Lincoln Life & Annuity Flexible Premium Variable Life Account M: 333-141788; 333-141779; 333-141767; 333-141771; 333-141775; 333-141782; 333-141785;
333-141789; 333-141790; 333-148917
LLANY Separate Account R for Flexible Premium Variable Life: 333-141768; 333-141772; 333-141776; 333-141780; 333-141784; 333-141786; 333-149053
LLANY Separate Account S for Flexible Premium Variable Life: 333-141777; 333-141773; 333-141769
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: 333-141770; 333-141774; 333-141778; 333-141783; 333-141781; 333-141787
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B: 33-77496

VARIABLE ANNUITY SEPARATE ACCOUNTS:
Lincoln Life & Annuity Variable Annuity Account H: 333-141756; 333-141758; 333-141761; 333-141754; 333-141763; 333-141766; 333-147675; 333-148207;
333-147710
Lincoln Life & Annuity Variable Annuity Account L: 333-141755
Lincoln New York Account N for Variable Annuities: 333-141752; 333-141757; 333-141759; 333-141760; 333-141765; 333-141762; 333-145531; 333-148208;
333-147673; 333-147711

The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.


SIGNATURE                                                    TITLE
---------                                                    -----
/s/ Dennis R. Glass
------------------------------                               President and Director
Dennis R. Glass                                              (Principal Executive Officer)

/s/ Frederick J. Crawford
------------------------------                               Senior Vice President, Chief Financial Officer and Director
Frederick J. Crawford                                        (Principal Financial Officer)

/s/ Michael J. Burns
------------------------------                               Senior Vice President
Michael J. Burns

/s/ Charles C. Cornelio
------------------------------                               Senior Vice President and Director
Charles C. Cornelio

/s/ Mark E. Konen
------------------------------                               Senior Vice President and Director
Mark E. Konen

/s/ Michael S. Smith
------------------------------                               Assistant Vice President and Director
Michael S. Smith

/s/ J. Patrick Barrett
------------------------------                               Director
J. Patrick Barrett

/s/ Robert W. Dineen
------------------------------                               Director
Robert W. Dineen

/s/ George W. Henderson, III
------------------------------                               Director
George W. Henderson, III

/s/ M. Leanne Lachman
------------------------------                               Director
M. Leanne Lachman

/s/ Louis G. Marcoccia
------------------------------                               Director
Louis G. Marcoccia

/s/ Patrick S. Pittard
------------------------------                               Director
Patrick S. Pittard

/s/ Dennis L. Schoff
------------------------------                               Director
Dennis L. Schoff

/s/ Westley V. Thompson
------------------------------                               Director
Westley V. Thompson


Version: February 11, 2008